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                                                   ---------------------------
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                                                    hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01474

                                 AIM Stock Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       11 Greenway Plaza, Suite 100 Houston, Texas        77046
--------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

       Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end:  7/31

Date of reporting period: 1/31/06

Item 1.  Reports to Stockholders.

                                                               AIM DYNAMICS FUND

                            Semiannual Report to Shareholders . January 31, 2006


                                  [COVER IMAGE]


                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM DYNAMICS FUND SEEKS LONG-TERM CAPITAL GROWTH.

.. Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

.. Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts prior to September 30, 2003, invested in Class B shares will continue to be allowed to make additional purchases.

.. Effective October 21, 2005, Class K shares were converted to Class A shares.

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

.. Class R shares are available only to certain retirement plans. Please see the prospectus for more information.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. Investing in mid-sized companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

.. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. RUSSELL MIDCAP INDEX, which represents the performance of the stocks of domestic mid-capitalization companies; the Growth subset measures the performance of Russell Midcap companies with higher price/book ratios and higher forecasted growth values.

.. The unmanaged LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

.. The unmanaged MSCI WORLD INDEX is a group of global securities tracked by Morgan Stanley Capital International.

.. The unmanaged LIPPER MID-CAP GROWTH FUND INDEX represents an average of the performance of the 30 largest mid-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

.. A direct investment cannot be made in an index. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

.. The returns shown in the Management's Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01474 and 002-26625.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

--------------------------------------------------------------------------------
FUND NASDAQ SYMBOLS

Class A Shares                IDYAX
Class B Shares                IDYBX
Class C Shares                IFDCX
Class R Shares                IDYRX
Investor Class Shares         FIDYX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED          MAY LOSE VALUE         NO BANK GUARANTEE
--------------------------------------------------------------------------------

AIMINVESTMENTS.COM

AIM DYNAMICS FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

[GRAHAM PHOTO]      Although many concerns weighed on investors minds during
                    the six months covered by this report, stocks and bonds posted gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned 4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                    Aggregate Bond Index gained 0.84%.

ROBERT H. GRAHAM      Within equity indexes, there was a good deal of variation
                    in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

[WILLIAMSON PHOTO]    Bond performance also varied, with short- and
                    intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

MARK H. WILLIAMSON    A number of key developments affected markets and the
                    economy during the reporting period:

                      . Hurricane Katrina, which devastated New Orleans in
                        August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                      . The Federal Reserve Board (the Fed) continued its
                        tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                      . Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                      . In 2005, the economy created 2 million new jobs,
                        although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                      For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                      We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM         /s/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      President, A I M Advisors, Inc.
                    AIM Funds

                    March 21, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM DYNAMICS FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

[CROCKETT PHOTO]    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

BRUCE L. CROCKETT     Some highlights of 2005 board activity:

                      . Board approval of voluntary fee reductions, which are
                        saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      . Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                      . Board approval for portfolio management changes at 11
                        funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                      In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                      Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees AIM Funds

                    March 21, 2006

AIM DYNAMICS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

The Fund produced solid results for the six-month reporting period. Our focus on mid-cap stocks, the best-performing domestic equity category for the period, helped your Fund outperform the large-cap oriented S&P 500 Index. The Fund performed in line with the Russell Midcap Growth Index, driven by strong stock selection in the consumer discretionary and consumer staples sectors, and an overweight position in the telecommunication services sector. For long-term performance, see Page 5.

--------------------------------------------------------------------------------
FUND VS. INDEXES

TOTAL RETURNS, 7/31/05-1/31/06, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

Class A Shares                        10.33%

Class B Shares                         9.90

Class C Shares                         9.86

Class R* Shares                         N/A

Investor Class Shares                 10.33

S&P 500 Index (Broad Market Index)     4.67

Russell Midcap Growth Index
(Style-specific Index)                10.38

Lipper Mid-Cap Growth Fund Index
(Peer Group Index)                    11.76

SOURCE: LIPPER INC.
--------------------------------------------------------------------------------

* SHARE CLASS INCEPTED DURING THE SEMIANNUAL REPORT PERIOD. SEE PAGE 5 FOR A DETAILED EXPLANATION OF FUND PERFORMANCE.
--------------------------------------------------------------------------------

HOW WE INVEST

We select stocks based on an analysis of individual companies, focusing on mid-cap growth companies that are favorably priced relative to the rest of the market.

     Our investment process involves:

.. Identifying medium-sized companies with sustainable revenue and earnings growth and that have low stock prices relative to their projected growth rates;

.. Applying fundamental research, including financial statement analysis, to identify stocks of companies with large potential markets, cash-generating business models, improving balance sheets and solid management teams;

.. Using a variety of valuation techniques to determine target buy prices and a stock's valuation upside and downside potential.

     The resulting portfolio contains "core holdings," industry leaders serving growing, noncyclical markets whose earnings growth tends to be less variable with economic conditions; and "earnings-acceleration" holdings driven by near-term catalysts such as new products or improved processes that may lead to rapid sales or earnings growth.

     We strive to control volatility and risk by diversifying Fund holdings across sectors.

     We consider selling a stock if:

..  a company's fundamentals deteriorate

..  a stock's price reaches our valuation target

..  a company moves into the large capitalization range

..  we find a more attractive investment option

MARKET CONDITIONS AND YOUR FUND

While higher gasoline prices, rising short-term interest rates and the ongoing concern of a housing bubble seemed to dominate the popular press, the U.S. economy continued its expansion and inflation remained low. Against this diverse backdrop, equity markets generally delivered single-digit gains for the reporting period.

     In this environment, the sectors that contributed the most to the Fund's absolute performance were energy, information technology, telecommunication services and financials. The fund outperformed the Russell Midcap Growth Index by the widest margin in the consumer discretionary sector, largely due to strong stock selection. However, some of this out performance was offset by underperformance by a number of the fund's health care holdings.

     The energy sector was the leading contributor to Fund returns during the six month reporting period. Oil services holdings

                                                                     (Continued)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION                  TOP 5 INDUSTRIES*                          TOP 10 HOLDINGS*

By sector
Information Technology        21.8%    1. Semiconductors                   7.1%   1.  American Tower Corp.-Class A     2.1%
Consumer Discretionary        17.0     2. Application Software             5.0    2.  Polo Ralph Lauren Corp.          1.5
Health Care                   16.1     3. Wireless Telecommunication       4.3    3.  CB Richard Ellis Group, Inc.-    1.5
Energy                        13.2        Services                                    Class A
Financials                     9.9     4. Oil & Gas Equipment & Services   3.9    4.  National-Oilwell Varco Inc.      1.4
Industrials                    9.1     5. Managed Health Care              3.6    5.  AmeriCredit Corp.                1.3
Telecommunication Services     5.3                                                6.  Alliance Data Systems Corp.      1.3
Consumer Staples               2.9                                                7.  Robinson (C.H.) Worldwide, Inc.  1.3
Materials                      1.7                                                8.  Weatherford International Ltd.   1.3
Money Market Funds                                                                9.  Archer-Daniels-Midland Co.       1.2
Plus Other Assets Less         3.0                                                10. Legg Mason, Inc.                 1.2
Liabilities

                                                     TOTAL NET ASSETS           $1.9 billion
                                                     TOTAL NUMBER OF HOLDINGS*   108

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
--------------------------------------------------------------------------------

AIM DYNAMICS FUND

GRANT PRIDECO and NATIONAL-OILWELL VARCO benefited from strong demand for their products and services as companies moved quickly to take advantage of high oil prices. Other key contributors in this sector included WEATHERFORD INTERNATIONAL and SOUTHWESTERN ENERGY.

     Holdings in the information technology sector also made key contributions to Fund performance. One of the Fund's top contributors in this sector was MARVELL TECHNOLOGY GROUP. The stock price of this company soared after the firm reported earnings that more than doubled from the year earlier and significantly topped market expectations. We believe the company is benefiting from increased market share in the hard disk drive market, new product momentum and the acquisition of QLOGIC CORPORATION'S hard drive controller business. The company's products are used in Apple's iPod --REGISTERED TRADEMARK--, wireless networks, digital cameras, cell phones and game consoles. RED HAT, a leading developer and services provider of open-source computer operating system software, also made a key contribution.

     Several telecommunication services holdings made significant contributions to performance during the period, including communications tower operator AMERICAN TOWER. The stock price of this holding appreciated during the year, as the company merged with former rival SPECTRASITE, which also was a Fund holding at the time of the merger, and benefited from strong demand from wireless communication companies that lease space on its towers. We retained most of the shares in the "new" American Tower, which explains the large position now held by the Fund.

     The financials sector was another area of strength for the Fund. CB RICHARD ELLIS, the world's largest commercial real estate services company, was one of the leading contributors to Fund performance in this sector. We believe the company may continue to increase cash flow and earnings through rapid international expansion. LEGG MASON and CHICAGO MERCANTILE EXCHANGE also performed well during the period.

     The consumer discretionary sector was the only sector to detract from the fund's absolute performance during the reporting period, as many consumers moderated their spending due to rising short-term interest rates, higher minimum monthly credit card payments and historically high gasoline prices. While some of our holdings were negatively affected by these head-winds, we focused more heavily on companies whose customers were less likely to be affected by these trends. This positioning allowed the Fund to outperform the Russell Midcap Growth Index in this sector. Examples of holdings that performed well for the Fund included NORDSTROM, ABERCROMBIE & FITCH and POLO RALPH LAUREN.

     In the health care sector, the Fund lost ground to the Russell Midcap Growth Index largely due to underperformance by several holdings. One example is equipment manufacturer KINETIC CONCEPTS. The stock price of this holding declined after a government agency reduced the company's reimbursement for some of its products. Other key detractors included AMERIGROUP and LIFEPOINT HOSPITALS. All three holdings were subsequently sold.

     While the overall performance of our health care holdings was disappointing, there was a noteworthy exception. EXPRESS SCRIPTS, a pharmacy benefits management company, was one of our best-performing stocks for the reporting period. The company benefited from increased use of generic drugs and home delivery of pharmaceutical products.

IN CLOSING
We are pleased to have provided positive returns for our investors for the reporting period. We remain committed to our investment process of focusing on the attractively priced stocks of mid-cap companies with growing earnings. We believe our strategy has the potential to provide investors with attractive returns over the long term, and we thank your for your commitment to AIM Dynamics Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

     See important Fund and index disclosures inside front cover.
--------------------------------------------------------------------------------
[RASPLICKA PHOTO]

PAUL J. RASPLICKA, Chartered Financial Analyst and senior portfolio manager, is lead manager of AIM Dynamics Fund. Mr. Rasplicka began his investment career in 1982. A native of Denver, Mr. Rasplicka is a magna cum laude graduate of the University of Colorado at Boulder with a B.S. in business administration. He received an M.B.A. from the University of Chicago. He is also a Chartered Investment Counselor.

[FARMER PHOTO]

KARL F. FARMER, Chartered Financial Analyst and portfolio manager, is portfolio manager of AIM Dynamics Fund. He spent years as a pension actuary, focusing on retirement plans and other benefit programs prior to joining AIM in 1998. He earned a B.S. in economics from Texas A&M University, graduating magna cum laude. He subsequently earned his M.B.A. in finance from The Wharton School at the University of Pennsylvania.

Assisted by the Mid Cap Growth/GARP (growth-at-reasonable price) Team
--------------------------------------------------------------------------------
                              [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM DYNAMICS FUND

YOUR FUND'S LONG-TERM PERFORMANCE
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/06, including applicable sales charges
CLASS A SHARES
Inception (3/28/02)             5.01%
  1 Year                       14.00

CLASS B SHARES
Inception (3/28/02)             5.09%
  1 Year                       14.75

CLASS C SHARES
Inception (2/14/00)            -6.68%
  5 Years                      -5.25
  1 Year                       18.76

INVESTOR CLASS SHARES
 10 Years                       8.61%
  5 Years                      -4.47
  1 Year                       20.69

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/05, most recent calendar quarter-end, including applicable sales charges

CLASS A SHARES
Inception (3/28/02)             3.19%
  1 Year                        4.29

CLASS B SHARES
Inception (3/28/02)             3.23%
  1 Year                        4.53

CLASS C SHARES
Inception (2/14/00)            -7.87%
  5 Years                      -5.93
  1 Year                        8.53

INVESTOR CLASS SHARES
 10 Years                       7.96%
  5 Years                      -5.16
  1 Year                       10.36
================================================================================

CUMULATIVE TOTAL RETURNS

10/25/05-1/31/06, excluding sales charges

CLASS R SHARES
Inception (10/25/05)           14.55%

10/25/05-12/31/05 excluding sales charges

CLASS R SHARES
Inception (10/25/05)            6.80%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE OF CLASS B AND CLASS C SHARES WOULD HAVE BEEN LOWER.

AIM DYNAMICS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005, through January 31, 2006. The actual ending account value and expenses of the Class R shares in the below example are based on an investment of $1,000 invested on October 25, 2005 (the date the share class commenced sales) and held through January 31, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (October 25, 2005, through January 31, 2006 for the Class R shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the period ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3. For Class R share performance, see Page 5.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                                  ACTUAL                       HYPOTHETICAL
                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT    ENDING ACCOUNT       EXPENSES     ENDING ACCOUNT      EXPENSES        ANNUALIZED
   SHARE              VALUE              VALUE           PAID DURING       VALUE          PAID DURING        EXPENSE
   CLASS            (8/01/05)        (1/31/06)/1/         PERIOD/2/      (1/31/06)        PERIOD/2,3/         RATIO
     A            $     1,000.00     $  1,103.30          $   5.41     $  1,020.06        $     5.19           1.02%
     B                  1,000.00        1,099.00              9.36        1,016.28              9.00           1.77
     C                  1,000.00        1,098.60              9.36        1,016.28              9.00           1.77
     R                  1,000.00        1,145.50              3.67        1,018.85              6.41           1.26
  Investor              1,000.00        1,103.30              5.41        1,020.06              5.19           1.02

/1/The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January 31, 2006 (October 25, 2005, through January 31, 2006 for the Class R shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

/2/Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year. For the Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 99 (October 25, 2005, through January 31, 2006)/365. Because the Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

/3/Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R shares of the Fund and other funds because such data is based on a full six month period.
--------------------------------------------------------------------------------

                                        [ARROW
                                        BUTTON   For More Information Visit
                                        IMAGE]   AIMINVESTMENTS.COM

AIM DYNAMICS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Stock Funds (the "Board") oversees the management of AIM Dynamics Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with AIM Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Mid Cap Growth Index. The Board noted that the Fund's performance in such periods was below the performance of such Index. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was lower than the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) was higher than the sub-advisory fee rates for an unaffiliated mutual fund, and comparable to the sub-advisory fee rates for a second unaffiliated mutual fund, for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through July 31, 2005 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund that is lower than the contractual agreement. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through July 31, 2005 and the voluntary agreement can be

AIM DYNAMICS FUND

terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Expense limitations and fee waivers. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

.. Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM DYNAMICS FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 1/31/06
Inception (5/22/00)          -3.28%
   5 Years                   -4.05
   1 Year                    21.23
   6 Months*                 10.56
================================================================================

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/05, most recent calendar quarter-end
Inception (5/22/00)          -4.53%
   5 Years                   -4.75
   1 Year                    10.89
   6 Months*                  9.65

* Cumulative total return that has not been annualized
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

--------------------------------------------------------------------------------

NASDAQ SYMBOL                                                              IDICX

--------------------------------------------------------------------------------

                                   Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                       FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                    [YOUR GOALS.
AIMINVESTMENTS.COM  I-DYN-INS-2    OUR SOLUTIONS.]       [AIM INVESTMENTS LOGO]
   A I M Distributors, Inc.   - REGISTERED TRADEMARK -  - REGISTERED TRADEMARK -

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                                ACTUAL                            HYPOTHETICAL
                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES     ENDING ACCOUNT         EXPENSES       ANNUALIZED
SHARE                VALUE                VALUE        PAID DURING        VALUE            PAID DURING       EXPENSE
CLASS              (8/1/05)            (1/31/06)/1/      PERIOD/2/      (1/31/06)            PERIOD/2/        RATIO
Institutional     $    1,000.00      $     1,105.60      $    3.45     $   1,021.93         $     3.31          0.65%

/1/The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

/2/Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
--------------------------------------------------------------------------------

AIMINVESTMENTS.COM              I-DYN-INS-2             A I M Distributors, Inc.

AIM DYNAMICS FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                     SHARES        VALUE
  ---------------------------------------------------------------------------
  COMMON STOCKS-97.03%

  ADVERTISING-2.47%
  Clear Channel Outdoor Holdings, Inc.-Class A/(a)/   923,239 $    18,418,618
  ---------------------------------------------------------------------------
  Omnicom Group Inc.                                  114,100       9,332,239
  ---------------------------------------------------------------------------
  R.H. Donnelley Corp./(a)/                           300,612      19,726,159
  ---------------------------------------------------------------------------
                                                                   47,477,016
  ---------------------------------------------------------------------------

  AGRICULTURAL PRODUCTS-1.24%
  Archer-Daniels-Midland Co.                          759,375      23,920,312
  ---------------------------------------------------------------------------

  AIR FREIGHT & LOGISTICS-1.29%
  Robinson (C.H.) Worldwide, Inc.                     612,532      24,783,045
  ---------------------------------------------------------------------------

  APPAREL RETAIL-1.00%
  Abercrombie & Fitch Co.-Class A                     288,766      19,171,175
  ---------------------------------------------------------------------------

  APPAREL, ACCESSORIES & LUXURY
   GOODS-2.48%
  Coach, Inc./(a)/                                    536,982      19,304,503
  ---------------------------------------------------------------------------
  Polo Ralph Lauren Corp.                             500,691      28,359,138
  ---------------------------------------------------------------------------
                                                                   47,663,641
  ---------------------------------------------------------------------------

  APPLICATION SOFTWARE-4.97%
  Amdocs Ltd./(a)/                                    678,622      21,851,628
  ---------------------------------------------------------------------------
  Business Objects S.A.-ADR (France)/(a)/             263,091      10,918,277
  ---------------------------------------------------------------------------
  Cadence Design Systems, Inc./(a)/                   518,104       9,149,717
  ---------------------------------------------------------------------------
  Citrix Systems, Inc./(a)/                           605,051      18,659,773
  ---------------------------------------------------------------------------
  Synopsys, Inc./(a)/                                 934,209      20,655,361
  ---------------------------------------------------------------------------
  TIBCO Software Inc./(a)/                          1,781,683      14,235,647
  ---------------------------------------------------------------------------
                                                                   95,470,403
  ---------------------------------------------------------------------------

  ASSET MANAGEMENT & CUSTODY
   BANKS-1.23%
  Legg Mason, Inc.                                    182,535      23,674,790
  ---------------------------------------------------------------------------

  AUTOMOTIVE RETAIL-0.91%
  Advance Auto Parts, Inc./(a)/                       400,560      17,452,399
  ---------------------------------------------------------------------------

  BIOTECHNOLOGY-1.47%
  Celgene Corp./(a)/                                  139,849       9,950,256
  ---------------------------------------------------------------------------
  Cephalon, Inc./(a)/                                 131,629       9,331,180
  ---------------------------------------------------------------------------
  CV Therapeutics, Inc./(a)/                          367,192       9,036,595
  ---------------------------------------------------------------------------
                                                                   28,318,031
  ---------------------------------------------------------------------------

  BROADCASTING & CABLE TV-1.04%
  Univision Communications Inc.-Class A/(a)/          630,817      20,085,213
  ---------------------------------------------------------------------------

  CASINOS & GAMING-2.01%
  Scientific Games Corp.-Class A/(a)/                 650,929      20,862,274
  ---------------------------------------------------------------------------
  Station Casinos, Inc.                               265,489      17,747,940
  ---------------------------------------------------------------------------
                                                                   38,610,214
  ---------------------------------------------------------------------------

                                                       SHARES        VALUE
 ------------------------------------------------------------------------------

 COAL & CONSUMABLE FUELS-0.56%
 Aventine Renewable Energy Holdings, Inc. (Acquired
  12/12/05; Cost $9,399,000)/(a)(b)(c)/                 723,000 $    10,845,000
 ------------------------------------------------------------------------------

 COMMUNICATIONS EQUIPMENT-1.03%
 Comverse Technology, Inc./(a)/                         723,352      19,812,611
 ------------------------------------------------------------------------------

 COMPUTER HARDWARE-0.79%
 Palm, Inc./(a)/                                        386,713      15,267,429
 ------------------------------------------------------------------------------

 COMPUTER STORAGE & PERIPHERALS-1.48%
 Emulex Corp./(a)/                                      517,641       9,498,712
 ------------------------------------------------------------------------------
 QLogic Corp./(a)/                                      476,550      18,904,739
 ------------------------------------------------------------------------------
                                                                     28,403,451
 ------------------------------------------------------------------------------

 CONSTRUCTION & ENGINEERING-1.62%
 Chicago Bridge & Iron Co. N.V.-New York Shares         748,845      23,101,868
 ------------------------------------------------------------------------------
 Foster Wheeler Ltd./(a)/                               165,121       8,132,209
 ------------------------------------------------------------------------------
                                                                     31,234,077
 ------------------------------------------------------------------------------

 CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.35%
 Cummins Inc.                                           101,582       9,883,929
 ------------------------------------------------------------------------------
 Joy Global Inc.                                        298,589      16,135,750
 ------------------------------------------------------------------------------
                                                                     26,019,679
 ------------------------------------------------------------------------------

 CONSUMER ELECTRONICS-1.04%
 Harman International Industries, Inc.                  181,978      20,017,580
 ------------------------------------------------------------------------------

 CONSUMER FINANCE-1.31%
 AmeriCredit Corp./(a)/                                 874,580      25,152,921
 ------------------------------------------------------------------------------

 DATA PROCESSING & OUTSOURCED
  SERVICES-1.29%
 Alliance Data Systems Corp./(a)/                       588,721      24,873,462
 ------------------------------------------------------------------------------

 DEPARTMENT STORES-1.11%
 Nordstrom, Inc.                                        511,395      21,335,399
 ------------------------------------------------------------------------------

 DIVERSIFIED BANKS-1.12%
 Centennial Bank Holdings, Inc.
  (Acquired 12/27/04; Cost $18,211,421)/(a)(b)(d)(e)/ 1,734,421      21,454,788
 ------------------------------------------------------------------------------

 DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.24%
 ChoicePoint Inc./(a)/                                  224,517       9,232,139
 ------------------------------------------------------------------------------
 Corrections Corp. of America/(a)/                      521,007      22,116,747
 ------------------------------------------------------------------------------
 Global Cash Access, Inc./(a)/                          156,635       2,421,577
 ------------------------------------------------------------------------------
 IHS Inc.-Class A/(a)/                                  383,157       9,295,389
 ------------------------------------------------------------------------------
                                                                     43,065,852
 ------------------------------------------------------------------------------

 DIVERSIFIED METALS & MINING-1.09%
 Phelps Dodge Corp.                                     130,126      20,885,223
 ------------------------------------------------------------------------------

AIM DYNAMICS FUND

                                                    SHARES       VALUE
     ----------------------------------------------------------------------

     DRUG RETAIL-1.11%
     Shoppers Drug Mart Corp. (Canada)              572,900 $    21,342,594
     ----------------------------------------------------------------------

     ELECTRICAL COMPONENTS &
      EQUIPMENT-1.12%
     Cooper Industries, Ltd.-Class A                264,414      21,589,403
     ----------------------------------------------------------------------

     ELECTRONIC EQUIPMENT
      MANUFACTURERS-1.09%
     Amphenol Corp.-Class A                         414,092      21,048,296
     ----------------------------------------------------------------------

     ELECTRONIC MANUFACTURING
      SERVICES--0.68%
     Molex Inc.                                     253,167       7,658,302
     ----------------------------------------------------------------------
     Molex Inc.-Class A                             198,913       5,495,966
     ----------------------------------------------------------------------
                                                                 13,154,268
     ----------------------------------------------------------------------

     HEALTH CARE DISTRIBUTORS-1.03%
     Schein (Henry), Inc/(a)/                       425,046      19,824,145
     ----------------------------------------------------------------------

     HEALTH CARE EQUIPMENT-3.48%
     Hologic, Inc./(a)/                             117,000       6,020,820
     ----------------------------------------------------------------------
     Kyphon Inc./(a)/                               216,892       9,016,200
     ----------------------------------------------------------------------
     PerkinElmer, Inc.                              810,000      18,419,400
     ----------------------------------------------------------------------
     Thermo Electron Corp./(a)/                     567,789      19,100,422
     ----------------------------------------------------------------------
     Varian Medical Systems, Inc.                   238,895      14,383,868
     ----------------------------------------------------------------------
                                                                 66,940,710
     ----------------------------------------------------------------------

     HEALTH CARE FACILITIES-1.67%
     Community Health Systems, Inc./(a)/            478,294      17,405,119
     ----------------------------------------------------------------------
     Psychiatric Solutions, Inc./(a)/               447,930      14,777,211
     ----------------------------------------------------------------------
                                                                 32,182,330
     ----------------------------------------------------------------------

     HEALTH CARE SERVICES-3.30%
     DaVita, Inc./(a)/                              349,622      19,141,805
     ----------------------------------------------------------------------
     Express Scripts, Inc./(a)/                     111,332      10,163,498
     ----------------------------------------------------------------------
     Omnicare, Inc.                                 360,000      17,892,000
     ----------------------------------------------------------------------
     Pharmaceutical Product Development, Inc.       235,753      16,309,393
     ----------------------------------------------------------------------
                                                                 63,506,696
     ----------------------------------------------------------------------

     HOTELS, RESORTS & CRUISE LINES-2.14%
     Hilton Hotels Corp.                            863,295      21,521,944
     ----------------------------------------------------------------------
     Starwood Hotels & Resorts Worldwide, Inc./(f)/ 323,295      19,659,569
     ----------------------------------------------------------------------
                                                                 41,181,513
     ----------------------------------------------------------------------

     HOUSEWARES & SPECIALTIES-0.71%
     Jarden Corp./(a)/                              555,250      13,681,360
     ----------------------------------------------------------------------

     INDUSTRIAL MACHINERY-0.94%
     ITT Industries, Inc.                           176,893      18,131,533
     ----------------------------------------------------------------------

     INSURANCE BROKERS-0.66%
     National Financial Partners Corp.              237,828      12,726,176
     ----------------------------------------------------------------------

     INTEGRATED OIL & GAS-1.38%
     CNX Gas Corp. (Acquired 08/01/05;
      Cost $4,996,800)/(a)(b)/                      312,300       7,513,938
     ----------------------------------------------------------------------

                                                     SHARES        VALUE
  ------------------------------------------------------------------------------

  INTEGRATED OIL & GAS-(CONTINUED)
  Murphy Oil Corp.                                    333,072 $    18,985,104
  ------------------------------------------------------------------------------
                                                                   26,499,042
  ------------------------------------------------------------------------------

  INTEGRATED TELECOMMUNICATION
   SERVICES-1.01%
  Qwest Communications International Inc./(a)/      3,222,613      19,400,130
  ------------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES-0.86%
  Websense, Inc./(a)/                                 252,129      16,622,865
  ------------------------------------------------------------------------------

  INVESTMENT BANKING &
   BROKERAGE-0.91%
  Schwab (Charles) Corp. (The)                      1,181,639      17,476,441
  ------------------------------------------------------------------------------

  IT CONSULTING & OTHER SERVICES-1.06%
  Cognizant Technology Solutions Corp.-Class A/(a)/   388,913      20,367,374
  ------------------------------------------------------------------------------

  MANAGED HEALTH CARE-3.59%
  Aveta, Inc. (Acquired 12/21/05;
   Cost $17,010,000)/(a)(b)(c)(d)/                  1,260,000      17,010,000
  ------------------------------------------------------------------------------
  CIGNA Corp.                                         157,168      19,111,629
  ------------------------------------------------------------------------------
  Coventry Health Care, Inc./(a)/                     323,138      19,249,331
  ------------------------------------------------------------------------------
  Humana Inc./(a)/                                    243,187      13,562,539
  ------------------------------------------------------------------------------
                                                                   68,933,499
  ------------------------------------------------------------------------------

  OIL & GAS DRILLING-3.16%
  Nabors Industries Ltd./(a)/                         229,751      18,667,269
  ------------------------------------------------------------------------------
  Noble Corp.                                         269,708      21,695,312
  ------------------------------------------------------------------------------
  Todco-Class A                                       455,478      20,314,319
  ------------------------------------------------------------------------------
                                                                   60,676,900
  ------------------------------------------------------------------------------

  OIL & GAS EQUIPMENT & SERVICES-3.87%
  Grant Prideco, Inc./(a)/                            443,293      22,204,546
  ------------------------------------------------------------------------------
  National-Oilwell Varco Inc./(a)/                    364,605      27,735,502
  ------------------------------------------------------------------------------
  Weatherford International Ltd./(a)/                 545,280      24,417,638
  ------------------------------------------------------------------------------
                                                                   74,357,686
  ------------------------------------------------------------------------------

  OIL & GAS EXPLORATION &
   PRODUCTION-2.18%
  Rosetta Resources, Inc. (Acquired 06/28/05;
   Cost $19,782,400)/(a)(b)(c)/                     1,236,400      22,255,200
  ------------------------------------------------------------------------------
  Southwestern Energy Co./(a)/                        454,578      19,610,495
  ------------------------------------------------------------------------------
                                                                   41,865,695
  ------------------------------------------------------------------------------

  OIL & GAS REFINING & MARKETING-0.81%
  Tesoro Corp.                                        214,871      15,571,701
  ------------------------------------------------------------------------------

  OIL & GAS STORAGE &
   TRANSPORTATION-1.20%
  Williams Cos., Inc. (The)                           966,397      23,038,904
  ------------------------------------------------------------------------------

  PAPER PACKAGING-0.66%
  Smurfit-Stone Container Corp./(a)/                  993,760      12,710,190
  ------------------------------------------------------------------------------

  PHARMACEUTICALS-1.61%
  Endo Pharmaceuticals Holdings Inc./(a)/             513,857      14,747,696
  ------------------------------------------------------------------------------

AIM DYNAMICS FUND

                                                       SHARES        VALUE
 ------------------------------------------------------------------------------

 PHARMACEUTICALS-(CONTINUED)
 Shire PLC-ADR (United Kingdom)                         331,625 $    16,166,719
 ------------------------------------------------------------------------------
                                                                     30,914,415
 ------------------------------------------------------------------------------

 REAL ESTATE-1.40%
 Friedman, Billings, Ramsey Group, Inc.-Class A/(g)/  1,278,282      14,802,506
 ------------------------------------------------------------------------------
 People's Choice Financial Corp. (Acquired 12/21/04;
  Cost $21,918,000)/(b)(c)/                           2,191,800      12,054,900
 ------------------------------------------------------------------------------
                                                                     26,857,406
 ------------------------------------------------------------------------------

 REAL ESTATE MANAGEMENT &
  DEVELOPMENT-1.44%
 CB Richard Ellis Group, Inc.-Class A/(a)/              440,124      27,780,627
 ------------------------------------------------------------------------------

 REGIONAL BANKS-0.65%
 Signature Bank/(a)/                                    412,964      12,574,754
 ------------------------------------------------------------------------------

 SEMICONDUCTOR EQUIPMENT-0.80%
 ASML Holding N.V.-New York Shares (Netherlands)/(a)/   683,133      15,431,974
 ------------------------------------------------------------------------------

 SEMICONDUCTORS-7.09%
 Analog Devices, Inc.                                   489,570      19,470,199
 ------------------------------------------------------------------------------
 ATI Technologies Inc. (Canada)/(a)/                    660,045      11,781,803
 ------------------------------------------------------------------------------
 Integrated Device Technology, Inc./(a)/              1,424,653      19,788,430
 ------------------------------------------------------------------------------
 Intersil Corp.-Class A                                 605,397      17,592,837
 ------------------------------------------------------------------------------
 Marvell Technology Group Ltd./(a)/                     223,541      15,294,675
 ------------------------------------------------------------------------------
 Microchip Technology Inc.                              531,685      19,943,504
 ------------------------------------------------------------------------------
 National Semiconductor Corp.                           783,280      22,096,329
 ------------------------------------------------------------------------------
 Spansion Inc.-Class A/(a)/                             791,344      10,287,472
 ------------------------------------------------------------------------------
                                                                    136,255,249
 ------------------------------------------------------------------------------

 SOFT DRINKS-0.54%
 Hansen Natural Corp./(a)/                              118,235      10,381,033
 ------------------------------------------------------------------------------

 SPECIALIZED FINANCE-1.13%
 Chicago Mercantile Exchange Holdings Inc.               51,143      21,646,275
 ------------------------------------------------------------------------------

                                                       SHARES        VALUE
 ---------------------------------------------------------------------------------

 SPECIALTY STORES-2.11%
 Office Depot, Inc./(a)/                                631,808 $    20,944,435
 ---------------------------------------------------------------------------------
 Staples, Inc.                                          825,653      19,576,233
 ---------------------------------------------------------------------------------
                                                                     40,520,668
 ---------------------------------------------------------------------------------

 SYSTEMS SOFTWARE-0.70%
 Red Hat, Inc./(a)/                                     462,530      13,390,244
 ---------------------------------------------------------------------------------

 TRADING COMPANIES &
  DISTRIBUTORS-0.52%
 WESCO International, Inc./(a)/                         206,739       9,909,000
 ---------------------------------------------------------------------------------

 WIRELESS TELECOMMUNICATION
  SERVICES-4.28%
 American Tower Corp.-Class A/(a)/                    1,302,424      40,296,999
 ---------------------------------------------------------------------------------
 Leap Wireless International, Inc./(a)/                 535,695      19,820,715
 ---------------------------------------------------------------------------------
 NII Holdings Inc./(a)/                                 449,282      22,221,488
 ---------------------------------------------------------------------------------
                                                                     82,339,202
 ---------------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
      (Cost $1,460,097,927)                                       1,865,824,009
 ---------------------------------------------------------------------------------

 MONEY MARKET FUNDS-2.24%
 Premier Portfolio-Institutional Class
  (Cost $43,132,786)/(h)/                            43,132,786      43,132,786
 ---------------------------------------------------------------------------------
 TOTAL INVESTMENTS-99.27% (excluding
  investments purchased with cash collateral from
  securities loaned) (Cost $1,503,230,713)                        1,908,956,795
 ---------------------------------------------------------------------------------
 COLLATERAL FROM SECURITIES LOANED

 MONEY MARKET FUNDS-0.25%
 Premier Portfolio-Institutional Class/(h)(i)/        4,684,402       4,684,402
 ---------------------------------------------------------------------------------
     Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,684,402)                                               4,684,402
 ---------------------------------------------------------------------------------
 TOTAL INVESTMENTS-99.52% (Cost $1,507,915,115)                   1,913,641,197
 ---------------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-0.48%                                  9,247,449
 ---------------------------------------------------------------------------------
 NET ASSETS-100.00%                                             $ 1,922,888,646
 ---------------------------------------------------------------------------------

Investment Abbreviations:

ADR American Depositary Receipt
Notes to Schedule of Investments:
(a)Non-income producing security.
(b)Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $91,133,826, which represented 4.74% of the Fund's Net Assets unless otherwise indicated, these securities are not considered to be illiquid.
(c)Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered to be illiquid at January 31, 2006 was $62,165,100, which represented 3.23% of the Fund's Net Assets.
(d)Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $38,464,788, which represented 2.00% of the Fund's Net Assets. See Note 1A.
(e)Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this securities as of January 31, 2006 represented 1.12% of the Fund's Net Assets. See Note 3.
(f)Each unit represents one common share and one Class B share.
(g)All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.
(h)The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(i)The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DYNAMICS FUND

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2006
(Unaudited)

ASSETS:
Investments, at value (cost $1,460,097,927)                       $ 1,865,824,009
----------------------------------------------------------------------------------
Investments in affiliates (cost $47,817,188)                           47,817,188
----------------------------------------------------------------------------------
    Total investments (cost $1,507,915,115)                         1,913,641,197
----------------------------------------------------------------------------------
Cash                                                                      406,171
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     77,213,665
----------------------------------------------------------------------------------
  Fund shares sold                                                      1,021,713
----------------------------------------------------------------------------------
  Dividends                                                               278,949
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         461,656
----------------------------------------------------------------------------------
Other assets                                                               70,610
----------------------------------------------------------------------------------
    Total assets                                                    1,993,093,961
----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                56,849,429
----------------------------------------------------------------------------------
  Fund shares reacquired                                                6,765,632
----------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                      606,313
----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                           4,684,402
----------------------------------------------------------------------------------
Accrued distribution fees                                                 370,370
----------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                           3,691
----------------------------------------------------------------------------------
Accrued transfer agent fees                                               787,835
----------------------------------------------------------------------------------
Accrued operating expenses                                                137,643
----------------------------------------------------------------------------------
    Total liabilities                                                  70,205,315
----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $ 1,922,888,646
----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                     $ 4,095,823,682
----------------------------------------------------------------------------------
Undistributed net investment income (loss)                               (787,150)
----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities
 and foreign currencies                                            (2,577,874,557)
----------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                           405,726,671
----------------------------------------------------------------------------------
                                                                  $ 1,922,888,646
----------------------------------------------------------------------------------


         NET ASSETS:
         Class A                                         $   37,861,760
         --------------------------------------------------------------
         Class B                                         $    4,366,019
         --------------------------------------------------------------
         Class C                                         $    9,001,022
         --------------------------------------------------------------
         Class R                                         $       13,151
         --------------------------------------------------------------
         Investor Class                                  $1,820,083,851
         --------------------------------------------------------------
         Institutional Class                             $   51,562,843
         --------------------------------------------------------------

         SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
          UNLIMITED NUMBER OF SHARES AUTHORIZED:
         Class A                                              1,937,170
         --------------------------------------------------------------
         Class B                                                229,987
         --------------------------------------------------------------
         Class C                                                483,443
         --------------------------------------------------------------
         Class R                                                  673.5
         --------------------------------------------------------------
         Investor Class                                      93,134,170
         --------------------------------------------------------------
         Institutional Class                                  2,578,783
         --------------------------------------------------------------
         Class A :
           Net asset value per share                     $        19.54
         --------------------------------------------------------------
           Offering price per share:
             (Net asset value of $19.54 / 94.50%)        $        20.68
         --------------------------------------------------------------
         Class B :
           Net asset value and offering price per share  $        18.98
         --------------------------------------------------------------
         Class C :
           Net asset value and offering price per share  $        18.62
         --------------------------------------------------------------
         Class R:
           Net asset value and offering price per share  $        19.53
         --------------------------------------------------------------
         Investor Class:
           Net asset value and offering price per share  $        19.54
         --------------------------------------------------------------
         Institutional Class:
           Net asset value and offering price per share  $        20.00
         --------------------------------------------------------------

* At January 31, 2006, a security with a value of $4,428,192 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DYNAMICS FUND

STATEMENT OF OPERATIONS
For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $26,395)                                      $  8,727,820
--------------------------------------------------------------------------------------------------------
Dividends from affiliates (includes securities lending income of
 $51,423, after compensation to counterparties of $134,762)                                     960,989
--------------------------------------------------------------------------------------------------------
    Total investment income                                                                   9,688,809
--------------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                                 5,071,364
--------------------------------------------------------------------------------------------------------
Administrative services fees                                                                    225,769
--------------------------------------------------------------------------------------------------------
Custodian fees                                                                                   83,785
--------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                        32,421
--------------------------------------------------------------------------------------------------------
  Class B                                                                                        17,723
--------------------------------------------------------------------------------------------------------
  Class C                                                                                        43,113
--------------------------------------------------------------------------------------------------------
  Class K                                                                                        14,593
--------------------------------------------------------------------------------------------------------
  Class R                                                                                            15
--------------------------------------------------------------------------------------------------------
  Investor Class                                                                              2,293,902
--------------------------------------------------------------------------------------------------------
Transfer agent fees-A, B, C, K, R & Investor                                                  2,021,063
--------------------------------------------------------------------------------------------------------
Transfer agent fees-Institutional                                                                20,018
--------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                        31,702
--------------------------------------------------------------------------------------------------------
Other                                                                                           337,227
--------------------------------------------------------------------------------------------------------
Filing fee refund                                                                              (406,172)
--------------------------------------------------------------------------------------------------------
    Total expenses                                                                            9,786,523
--------------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                           (50,611)
--------------------------------------------------------------------------------------------------------
    Net expenses                                                                              9,735,912
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                    (47,103)
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities (includes gains from securities sold to affiliates of $4,334,374)   149,912,963
--------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                               (824)
--------------------------------------------------------------------------------------------------------
                                                                                            149,912,139
--------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                                                      34,606,194
--------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                458
--------------------------------------------------------------------------------------------------------
                                                                                             34,606,652
--------------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                                  184,518,791
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       $184,471,688
--------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DYNAMICS FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                               JANUARY 31,       JULY 31,
                                                  2006             2005
   --------------------------------------------------------------------------

   OPERATIONS:
    Net investment income (loss)             $      (47,103) $   (10,939,938)
   --------------------------------------------------------------------------
    Net realized gain from investment
      securities and foreign currencies         149,912,139      511,029,613
   --------------------------------------------------------------------------
    Change in net unrealized appreciation
      of investment securities and foreign
      currencies                                 34,606,652       57,118,251
   --------------------------------------------------------------------------
      Net increase in net assets resulting
        from operations                         184,471,688      557,207,926
   --------------------------------------------------------------------------
   Share transactions-net:
    Class A                                      17,882,250          190,494
   --------------------------------------------------------------------------
    Class B                                       1,058,509           56,868
   --------------------------------------------------------------------------
    Class C                                        (868,592)      (4,299,521)
   --------------------------------------------------------------------------
    Class K                                     (14,330,493)     (14,531,829)
   --------------------------------------------------------------------------
    Class R                                          11,634               --
   --------------------------------------------------------------------------
    Investor Class                             (339,349,392)  (1,552,723,956)
   --------------------------------------------------------------------------
    Institutional Class                          36,140,313       (5,831,140)
   --------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from share
        transactions                           (299,455,771)  (1,577,139,084)
   --------------------------------------------------------------------------
      Net increase (decrease) in net assets    (114,984,083)  (1,019,931,158)
   --------------------------------------------------------------------------

   NET ASSETS:
    Beginning of period                       2,037,872,729    3,057,803,887
   --------------------------------------------------------------------------
    End of period (including undistributed
      net investment income (loss) of
      $(787,150) and $(740,047),
      respectively)                          $1,922,888,646  $ 2,037,872,729
   --------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DYNAMICS FUND

NOTES TO FINANCIAL STATEMENTS
January 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dynamics Fund (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek long-term capital growth.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM DYNAMICS FUND

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM DYNAMICS FUND


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

              AVERAGE NET ASSETS                             RATE
              ----------------------------------------------------
              First $350 million                             0.60%
              ----------------------------------------------------
              Next $350 million                              0.55%
              ----------------------------------------------------
              Next $1.3 billion                              0.50%
              ----------------------------------------------------
              Next $2 billion                                0.45%
              ----------------------------------------------------
              Next $2 billion                                0.40%
              ----------------------------------------------------
              Next $2 billion                               0.375%
              ----------------------------------------------------
              Over $8 billion                                0.35%
              ----------------------------------------------------

  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Class R, Investor Class and Institutional Class shares to 1.20%, 1.95%, 1.95%, 1.40%, 1.45%, 1.20% and 0.95% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Class R, Investor Class and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.10%, 2.15%, 1.90% and 1.65% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended January 31, 2006, AIM waived fees of $4,296.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $622.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $225,769.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $2,021,063 for Class A, Class B, Class C, Class K, Class R and Investor Class share classes and $20,018 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class K, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C, Class K and Class R Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $32,421, $17,723, $43,113, $15 and $2,293,902, respectively. For the period August 1, 2005 through October 21, 2005, (date of conversion), Class K shares paid $14,593.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended January 31, 2006 ADI advised the Fund that it retained $6,300 in front-end

AIM DYNAMICS FUND

sales commissions from the sale of Class A shares and $0, $1,946, $229 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period August 1, 2005 through October 21, 2005, (date of conversion), ADI advised the Fund that it retained $0 from Class K shares for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                   CHANGE IN
                                                                     PROCEEDS      UNREALIZED
                                           VALUE      PURCHASES        FROM       APPRECIATION    VALUE     DIVIDEND  REALIZED
FUND                                      07/31/05     AT COST        SALES      (DEPRECIATION)  01/31/06    INCOME  GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $26,495,353 $476,922,533 $(460,285,100)      $--       $43,132,786 $909,567     $--
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                  CHANGE IN
                                                                    PROCEEDS      UNREALIZED
                                           VALUE     PURCHASES        FROM       APPRECIATION    VALUE    DIVIDEND  REALIZED
FUND                                      07/31/05    AT COST        SALES      (DEPRECIATION)  01/31/06  INCOME*  GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $9,532,450 $116,254,119 $(121,102,167)      $--       $4,684,402 $51,423      $--
------------------------------------------------------------------------------------------------------------------------------

* Net of compensation to counterparties

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended January 31, 2006.

                                                                         CHANGE IN
                                                           PROCEEDS      UNREALIZED
                                 VALUE      PURCHASES        FROM       APPRECIATION    VALUE     DIVIDEND  REALIZED
FUND                            07/31/05     AT COST        SALES      (DEPRECIATION)  01/31/06    INCOME  GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Centennial Bank Holdings, Inc. $22,371,120 $         -- $  (4,054,250)   $2,621,947   $21,454,788 $     --  $515,971
----------------------------------------------------------------------------------------------------------------------
Total                          $58,398,923 $593,176,652 $(585,441,517)   $2,621,947   $69,271,976 $960,990  $515,971
----------------------------------------------------------------------------------------------------------------------

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2006, the Fund engaged in securities sales of $32,453,173, which resulted in net realized gains of $4,334,374 and securities purchases of $5,350,406.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $45,693.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in

AIM DYNAMICS FUND

which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2006, the Fund paid legal fees of $5,748 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At January 31, 2006, a security with a value of $4,428,192 was on loan to brokers. The loan was secured by cash collateral of $4,684,402 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2006, the Fund received dividends on cash collateral investments of $51,423 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2005 to utilizing $2,715,789,603 of capital loss carryforward in the fiscal year ended July 31, 2006.
  The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ----------------------------------------------
                 July 31, 2010                   $  434,677,619
                 ----------------------------------------------
                 July 31, 2011                   $2,290,224,850
                 ----------------------------------------------
                 Total capital loss carryforward $2,724,902,469
                 ----------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM DYNAMICS FUND


NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $1,028,256,710 and $1,354,352,539, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.
  At the request of the Trustees, AIM recovered third party research credits during the six months ended January 31, 2006, in the amount of $68,020. These research credits were recorded as realized gains.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $425,821,066
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (20,419,327)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $405,401,739
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $1,508,239,458.

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. The Fund formerly offered Class K shares: however, as of the close of business October 21, 2005 the Class K shares were converted to Class A shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                 YEAR ENDED
                                                                  JANUARY 31, 2006/(a)/            JULY 31, 2005
                                                               --------------------------  -----------------------------
                                                                  SHARES        AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                          524,728  $   9,461,999       556,506  $     8,770,684
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           80,558      1,399,793        34,067          514,425
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           69,218      1,191,801        36,385          551,988
-------------------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                                      51,624        898,024       332,020        5,201,768
-------------------------------------------------------------------------------------------------------------------------
  Class R/(c)/                                                         674         11,634            --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 6,214,280    111,094,900    18,984,016      295,473,845
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            2,326,995     41,959,216       703,280       11,182,991
-------------------------------------------------------------------------------------------------------------------------
Conversion of Class K shares to Class A shares
  Class A                                                          767,465     12,931,786
-------------------------------------------------------------------------------------------------------------------------
  Class K                                                         (775,752)   (12,931,786)
-------------------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:/(d)/
  Class A                                                            1,813         32,386           866           14,656
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           (1,863)       (32,386)         (887)         (14,656)
-------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                         (254,327)    (4,543,921)     (553,184)      (8,594,846)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                          (17,110)      (308,898)      (28,466)        (442,901)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (122,036)    (2,060,393)     (325,607)      (4,851,509)
-------------------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                                    (131,411)    (2,296,731)   (1,322,033)     (19,733,597)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (25,168,058)  (450,444,292) (117,767,645)  (1,848,197,801)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (318,095)    (5,818,903)   (1,034,172)     (17,014,131)
-------------------------------------------------------------------------------------------------------------------------
                                                               (16,751,297) $(299,455,771) (100,384,854) $(1,577,139,084)
-------------------------------------------------------------------------------------------------------------------------

/(a)/There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Aim and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
/(b)/Class K shares activity for the period August 1, 2005 through October 21,
    2005 (date of conversion).
/(c)/Class R shares commenced operations on October 25, 2005.
/(d)/Effective as of close of business October 21, 2005, all outstanding Class
     K shares were converted to Class A shares of the Fund.

AIM DYNAMICS FUND


NOTE 12--SIGNIFICANT EVENT

The Board of Trustees of the Trust unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which the Fund would acquire all of the assets of AIM Mid Cap Growth Fund ("Selling Fund"), a series of AIM Equity Funds ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.
  The Plan of Reorganization requires approval of Selling Fund's shareholders. The Selling Fund currently intends to submit the Plan of Reorganization to the shareholders for their consideration at a meeting to be held on or around March 16, 2006. If the Plan of Reorganization is approved by the shareholders of Selling Fund and certain conditions required by the Plan of Reorganization are satisfied, the Reorganization is expected to become effective on or around April 10, 2006.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                                    CLASS A
                                                                   ---------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED
                                                                    JANUARY 31,               YEAR ENDED JULY 31,
                                                                       2006         ----------------------------------
                                                                   -----------          2005          2004          2003
-                                                                  -                -----------------------------------------
Net asset value, beginning of period                                 $ 17.71        $ 14.21       $ 12.84       $10.82
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.00)/(a)/    (0.08)/(a)/   (0.13)/(a)/  (0.09)/(b)/
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       1.83           3.58          1.50         2.11
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.83           3.50          1.37         2.02
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 19.54        $ 17.71       $ 14.21       $12.84
-----------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                      10.33%         24.63%        10.67%       18.56%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $37,862        $15,895       $12,692       $6,108
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.02%/(d)/     1.24%         1.30%        1.24%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     1.02%/(d)/     1.25%         1.31%        1.24%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.01)%/(d)/   (0.53)%       (0.89)%      (0.81)%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              55%            87%           95%          91%
-----------------------------------------------------------------------------------------------------------------------------

                                                                   ----------
                                                                     MARCH 28,
                                                                       2002
                                                                    (DATE SALES
                                                                    COMMENCED)
                                                                    TO JULY 31,
-
Net asset value, beginning of period                                 $ 15.30
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.03)/(a)/
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      (4.45)
-----------------------------------------------------------------------------------
    Total from investment operations                                   (4.48)
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $ 10.82
-----------------------------------------------------------------------------------
Total return/(c)/                                                     (29.22)%
-----------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $ 2,006
-----------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.11%/(e)/
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     1.11%/(e)/
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.76)%/(e)/
-----------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              81%
-----------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.18) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $25,725,424. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM DYNAMICS FUND

                                                                                                   CLASS B
                                                                   ------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED
                                                                    JANUARY 31,             YEAR ENDED JULY 31,
                                                                       2006        --------------------------------
                                                                   -----------         2005         2004         2003
--------------------------------------------------------------------               ---------------------------------------
Net asset value, beginning of period                                 $17.27        $13.94       $12.69       $10.78
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.06)/(a)/   (0.18)/(a)/  (0.22)/(a)/  (0.08)/(b)/
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      1.77          3.51         1.47         1.99
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   1.71          3.33         1.25         1.91
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $18.98        $17.27       $13.94       $12.69
--------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                      9.90%        23.89%        9.85%       17.72%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,366        $2,908       $2,282       $1,409
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.77%/(d)/    1.90%        1.95%        1.96%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.77%/(d)/    1.91%        2.26%        2.52%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (0.76)%/(d)/  (1.19)%      (1.54)%      (1.53)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                             55%           87%          95%          91%
--------------------------------------------------------------------------------------------------------------------------

                                                                   -----------
                                                                   MARCH 28, 2002
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                      JULY 31,
                                                                        2002
-------------------------------------------------------------------
Net asset value, beginning of period                                  $ 15.30
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.06)/(a)/
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       (4.46)
------------------------------------------------------------------------------------
    Total from investment operations                                    (4.52)
------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 10.78
------------------------------------------------------------------------------------
Total return/(c)/                                                      (29.54)%
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   390
------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         2.09%/(e)/
------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      2.09%/(e)/
------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (1.71)%/(e)/
------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                               81%
------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.17) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $3,515,749. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM DYNAMICS FUND


                                                                   ----------------------------
                                                                    SIX MONTHS
                                                                       ENDED
                                                                    JANUARY 31,
                                                                       2006        ------------
                                                                   -----------         2005
--------------------------------------------------------------------               -------------
Net asset value, beginning of period                                 $16.93        $13.67
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)/(a)/   (0.18)/(a)/
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      1.76          3.44
------------------------------------------------------------------------------------------------
    Total from investment operations                                   1.69          3.26
------------------------------------------------------------------------------------------------
Less distributions from net realized gains                               --            --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $18.62        $16.93
------------------------------------------------------------------------------------------------
Total return/(c)/                                                      9.98%        23.85%
------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $9,001        $9,081
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.77%/(d)/    1.90%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.77%/(d)/    1.91%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (0.76)%/(d)/  (1.19)%
------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                             55%           87%
------------------------------------------------------------------------------------------------

                                                                             CLASS C
                                                                   --------------------------------------------------


                                                                               YEAR ENDED JULY 31,
                                                                   --------------------------------------------------
                                                                       2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 12.44       $ 10.60       $ 17.04       $ 27.78
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.22)/(a)/   (0.18)/(b)/   (0.25)/(b)/   (0.06)/(b)/
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     1.45          2.02         (6.17)       (10.60)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  1.23          1.84         (6.42)       (10.66)
--------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                              --            --         (0.02)        (0.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 13.67       $ 12.44       $ 10.60       $ 17.04
--------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                     9.89%        17.47%       (37.76)%      (38.45)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $11,287       $13,537       $13,440       $28,887
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.95%         1.96%         1.96%         1.86%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   2.67%         3.05%         2.16%         1.86%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (1.54)%       (1.54)%       (1.59)%       (1.34)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                            95%           91%           81%           55%
--------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.27), $(0.38), and $(0.10) for the year ended July 31, 2003, 2002, and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $8,552,271. /(e)/Not annualized for periods less than one year.

AIM DYNAMICS FUND

                                                                                                           CLASS K
                                                                   ---------------------------------------------------------
                                                                     AUGUST 1,
                                                                       2005
                                                                      THROUGH
                                                                    OCTOBER 21,                      YEAR ENDED JULY 31,
                                                                       2005        -----------------------------------------
                                                                   -----------         2005          2004          2003
--------------------------------------------------------------------               ------------------------------------------
Net asset value, beginning of period                                 $17.53        $ 14.08       $ 12.74       $ 10.76
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.01)/(a)/    (0.10)/(a)/   (0.14)/(a)/   (0.02)/(b)/
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     (0.85)          3.55          1.48          2.00
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  (0.86)          3.45          1.34          1.98
-----------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                               --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $16.67        $ 17.53       $ 14.08       $ 12.74
-----------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                     (4.91)%        24.50%        10.52%        18.40%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 --        $14,997       $25,977       $45,258
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.28%/(d)/     1.35%         1.40%         1.41%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.28%/(d)/     1.36%         1.54%         1.61%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (0.27)%/(d)/   (0.64)%       (0.99)%       (0.98)%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                             55%            87%           95%           91%
-----------------------------------------------------------------------------------------------------------------------------

                                                                   ------------------------
                                                                                  NOVEMBER 30,
                                                                                      2000
                                                                                  (DATE SALES
                                                                                   COMMENCED)
                                                                   --------       TO JULY 31,
                                                                       2002           2001
---------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 17.19         $ 22.50
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.15)/(a)/     (0.03)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    (6.26)          (5.28)
-------------------------------------------------------------------------------------------------
    Total from investment operations                                 (6.41)          (5.31)
-------------------------------------------------------------------------------------------------
Less distributions from net realized gains                           (0.02)             --
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.76         $ 17.19
-------------------------------------------------------------------------------------------------
Total return/(c)/                                                   (37.32)%        (23.60)%
-------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $44,745         $     6
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.36%           1.48%/(e)/
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.36%           3.06%/(e)/
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (1.05)%         (1.03)%/(e)/
-------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                            81%             55%
-------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.11) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $14,252,098. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM DYNAMICS FUND

                                                                 CLASS R
                                                              -------------
                                                               OCTOBER 25,
                                                                  2005
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               JANUARY 31,
                                                                  2006
  ----------------------------------------------------------------------------
  Net asset value, beginning of period                           $17.05
  ----------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                  (0.01)/(a)/
  ----------------------------------------------------------------------------
    Net gains on securities (both realized and unrealized)         2.49
  ----------------------------------------------------------------------------
      Total from investment operations                             2.48
  ----------------------------------------------------------------------------
  Net asset value, end of period                                 $19.53
  ----------------------------------------------------------------------------
  Total return/(b)/                                               14.55%
  ----------------------------------------------------------------------------
  Ratios/supplemental data:
  Net assets, end of period (000s omitted)                       $   13
  ----------------------------------------------------------------------------
  Ratio of expenses to average net assets                          1.26%/(c)/
  ----------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets     (0.24)%/(c)/
  ----------------------------------------------------------------------------
  Portfolio turnover rate/(d)/                                       55%
  ----------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $11,138. /(d)/Not annualized for periods less than one year.

AIM DYNAMICS FUND

                                                                                      INVESTOR CLASS
                                         -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            JANUARY 31,                                      YEAR ENDED JULY 31,
                                               2006        -------------------------------------------------------------------
                                         -----------             2005             2004             2003             2002
------------------------------------------                 --------------------------------------------------------------------
Net asset value, beginning of period     $    17.71        $    14.19       $    12.81       $    10.81       $    17.23
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                 (0.00)/(a)/       (0.07)/(a)/      (0.11)/(a)/      (0.00)/(b)/      (0.00)/(b)/
-------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                    1.83              3.59             1.49             2.00            (6.40)
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations            1.83              3.52             1.38             2.00            (6.40)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized
 gains                                           --                --               --               --            (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    19.54        $    17.71       $    14.19       $    12.81       $    10.81
-------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                             10.33%            24.81%           10.77%           18.50%          (37.17)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $1,820,084        $1,984,687       $2,992,578       $3,863,821       $3,688,213
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                              1.02%/(d)/        1.15%            1.19%            1.21%            1.21%
-------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                              1.02%/(d)/        1.16%            1.29%            1.46%            1.23%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                        (0.01)%/(d)/      (0.44)%          (0.78)%          (0.78)%          (0.86)%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                     55%               87%              95%              91%              81%
-------------------------------------------------------------------------------------------------------------------------------

                                         -----------



                                         -----------
                                                2001
------------------------------------------------------------
Net asset value, beginning of period     $    27.86
------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                 (0.12)/(a)(b)/
------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                  (10.43)
------------------------------------------------------------
   Total from investment operations          (10.55)
------------------------------------------------------------
Less distributions from net realized
 gains                                        (0.08)
------------------------------------------------------------
Net asset value, end of period           $    17.23
------------------------------------------------------------
Total return/(c)/                            (37.94)%
------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $6,562,467
------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                              1.00%
------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                              1.00%
------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                        (0.49)%
------------------------------------------------------------
Portfolio turnover rate/(e)/                     55%
------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09), $(0.14), and $(0.06) for the year ended July 31, 2003, 2002 and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of
     $1,820,161,162.
/(e)/Not annualized for periods less than one year.


                                                                   ----------------------------
                                                                    SIX MONTHS
                                                                       ENDED
                                                                    JANUARY 31,
                                                                       2006        ------------
                                                                   -----------         2005
--------------------------------------------------------------------               -------------
Net asset value, beginning of period                                 $ 18.08       $ 14.42
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          0.03/(a)/     0.01/(a)/
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       1.89          3.65
------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.92          3.66
------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                --            --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 20.00       $ 18.08
------------------------------------------------------------------------------------------------
Total return/(b)/                                                      10.62%        25.38%
------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $51,563       $10,305
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        0.65%/(c)/    0.63%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     0.65%/(c)/    0.64%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             0.36%/(c)/    0.08%
------------------------------------------------------------------------------------------------
Portfolio turnover rate/(d)/                                              55%           87%
------------------------------------------------------------------------------------------------

                                                                     INSTITUTIONAL CLASS
                                                                   ----------------------------------------------


                                                                             YEAR ENDED JULY 31,
                                                                   ----------------------------------------------
                                                                       2004        2003        2002          2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 12.96       $ 10.88   $ 17.28       $ 27.87
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.04)/(a)/   (0.04)    (0.08)/(a)/   (0.07)/(a)/
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     1.50          2.12     (6.30)       (10.44)
----------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  1.46          2.08     (6.38)       (10.51)
----------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                              --            --     (0.02)        (0.08)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 14.42       $ 12.96   $ 10.88       $ 17.28
----------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                    11.26%        19.12%   (36.95)%      (37.78)%
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $12,987       $30,788   $25,133       $11,622
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.71%         0.78%     0.84%         0.77%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   0.72%         0.78%     0.84%         0.77%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (0.30)%       (0.34)%   (0.53)%       (0.26)%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(d)/                                            95%           91%       81%           55%
----------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are based on average daily net assets of $42,463,957.
/(d)/Not annualized for periods less than one year.

AIM DYNAMICS FUND


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.
  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

AIM DYNAMICS FUND

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation;
(ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM DYNAMICS FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR

Bruce L. Crockett    Lisa O. Brinkley                                          A I M Advisors, Inc.
Chair                Senior Vice President and Chief Compliance Officer        11 Greenway Plaza
                                                                               Suite 100
Albert R. Dowden     Russell C. Burk                                           Houston, TX 77046-1173
                     Senior Vice President and Senior Officer
Edward K. Dunn, Jr.                                                            TRANSFER AGENT
                     Kevin M. Carome
Jack M. Fields       Senior Vice President, Secretary and Chief Legal Officer  AIM Investment Services, Inc.
                                                                               P.O. Box 4739
Carl Frischling      Sidney M. Dilgren                                         Houston, TX 77210-4739
                     Vice President, Treasurer and Principal Financial Officer
Robert H. Graham                                                               CUSTODIAN
Vice Chair           J. Philip Ferguson
                     Vice President                                            State Street Bank and Trust Company
Prema Mathai-Davis                                                             225 Franklin Street
                     Karen Dunn Kelley                                         Boston, MA 02110-2801
Lewis F. Pennock     Vice President
                                                                               COUNSEL TO THE FUND
Ruth H. Quigley
                                                                               Ballard Spahr
Larry Soll                                                                     Andrews & Ingersoll, LLP
                                                                               1735 Market Street, 51st Floor
Raymond Stickel, Jr.                                                           Philadelphia, PA 19103-7599

Mark H. Williamson                                                             COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               1177 Avenue of the Americas
                                                                               New York, NY 10036-2714

                                                                               DISTRIBUTOR

                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

      Domestic Equity                                Sector Equity

AIM Aggressive Growth Fund/3/           AIM Advantage Health Sciences Fund
AIM Basic Balanced Fund*                AIM Energy Fund
AIM Basic Value Fund                    AIM Financial Services Fund
AIM Blue Chip Fund/3/                   AIM Global Health Care Fund
AIM Capital Development Fund            AIM Global Real Estate Fund
AIM Charter Fund                        AIM Gold & Precious Metals Fund
AIM Constellation Fund                  AIM Leisure Fund
AIM Diversified Dividend Fund           AIM Multi-Sector Fund
AIM Dynamics Fund                       AIM Real Estate Fund/1/
AIM Large Cap Basic Value Fund          AIM Technology Fund
AIM Large Cap Growth Fund               AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/1/                      Fixed Income
AIM Mid Cap Growth Fund/4/
AIM Opportunities I Fund                TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund              AIM Floating Rate Fund
AIM Premier Equity Fund/4/              AIM High Yield Fund
AIM S&P 500 Index Fund                  AIM Income Fund
AIM Select Equity Fund                  AIM Intermediate Government Fund
AIM Small Cap Equity Fund               AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund/1/            AIM Money Market Fund
AIM Small Company Growth Fund/4/        AIM Short Term Bond Fund
AIM Summit Fund                         AIM Total Return Bond Fund
AIM Trimark Endeavor Fund               Premier Portfolio
AIM Trimark Small Companies Fund        Premier U.S. Government Money
AIM Weingarten Fund/3/                   Portfolio

* Domestic equity and income fund       TAX-FREE

      International/Global Equity       AIM High Income Municipal Fund/1/
                                        AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund            AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund             AIM Tax-Free Intermediate Fund
AIM European Growth Fund                Premier Tax-Exempt Portfolio
AIM European Small Company Fund/1/
AIM Global Aggressive Growth Fund              AIM Allocation Solutions
AIM Global Equity Fund
AIM Global Growth Fund                  AIM Conservative Allocation Fund
AIM Global Value Fund                   AIM Growth Allocation Fund/2/
AIM International Core Equity Fund      AIM Moderate Allocation Fund
AIM International Growth Fund           AIM Moderate Growth Allocation Fund
AIM International Small Company Fund/1/ AIM Moderately Conservative Allocation
AIM Trimark Fund                         Fund

                                                Diversified Portfolios

                                        AIM Income Allocation Fund
                                        AIM International Allocation Fund

/1/This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.
/2/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.
/3/Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.
/4/Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

     If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

--------------------------------------------------------------------------------
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

AIMinvestments.com               I-DYN-SAR-1            A I M Distributors, Inc.


                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -


Mutual   Retirement   Annuities   College    Separately   Offshore    Cash
Funds    Products                 Savings    Managed      Products    Management
                                  Plans      Accounts


                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                   AIM SMALL COMPANY GROWTH FUND

                            Semiannual Report to Shareholders . January 31, 2006

                                  [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM SMALL COMPANY GROWTH FUND SEEKS TO PROVIDE LONG-TERM CAPITAL GROWTH.

.. Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

.. Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts prior to September 30, 2003, invested in Class B shares will continue to be allowed to make additional purchases.

.. Effective October 21, 2005, Class K shares were converted to Class A shares.

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

.. Class R shares are available only to certain retirement plans. Please see the prospectus for more information.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. Investing in smaller companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

.. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

.. Portfolio turnover is greater than that of most funds, which may affect performance.

.. The prices of initial public offering (IPO) securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be assurance that the Fund will have favorable IPO investment opportunities.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. The unmanaged RUSSELL 2000 --REGISTERED TRADEMARK-- GROWTH INDEX is a subset of the unmanaged RUSSELL 2000 --REGISTERED TRADEMARK-- INDEX, which represents the performance of the stocks of small-capitalization companies; the Growth subset measures the performance of Russell 2000 companies with higher price/book ratios and higher forecasted growth values.

.. The unmanaged LIPPER SMALL-CAP GROWTH FUND INDEX represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The unmanaged LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

.. The unmanaged MSCI WORLD INDEX is a group of global securities tracked by Morgan Stanley Capital International.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes. Had the advisor not waived fees and/or reimbursed expenses for the Fund's Class A, B, C and R shares in the past, returns would have been lower.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

.. The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

After the close of the reporting period, shareholders approved the reorganization of AIM Small Company Growth Fund into AIM Small Cap Growth Fund, to be effective on or about April 10, 2006.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first
                                                             Continued on Page 5

--------------------------------------------------------------------------------
FUND NASDAQ SYMBOLS

Class A Shares           ISGAX
Class B Shares           ISGBX
Class C Shares           ISGCX
Class R Shares           ISGRX
Investor Class Shares    FIEGX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
--------------------------------------------------------------------------------

AIMINVESTMENTS.COM

AIM SMALL COMPANY GROWTH FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

[GRAHAM PHOTO]      Although many concerns weighed on investors minds during the six months covered by this report, stocks and bonds posted gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned
                    4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                    Aggregate Bond Index gained 0.84%.

ROBERT H. GRAHAM    Within equity indexes, there was a good deal of variation in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

[WILLIAMSON PHOTO]    Bond performance also varied, with short- and
                    intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

MARK H. WILLIAMSON    A number of key developments affected markets and the
                    economy during the reporting period:

                      . Hurricane Katrina, which devastated New Orleans in
                        August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                      . The Federal Reserve Board (the Fed) continued its
                        tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                      . Gasoline prices, which soared to a nationwide average
                        of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                      . In 2005, the economy created 2 million new jobs,
                        although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                      For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                      We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM         /S/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      President, A I M Advisors, Inc.
                    AIM Funds
                    March 21, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM SMALL COMPANY GROWTH FUND





                    DEAR FELLOW AIM FUND SHAREHOLDERS:

[CROCKETT PHOTO]    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

BRUCE L. CROCKETT     Some highlights of 2005 board activity:

                      . Board approval of voluntary fee reductions, which are
                        saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      . Board approval for the merger of 14 funds into other
                        AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                      . Board approval for portfolio management changes at 11
                        funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                      In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                      Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    March 21, 2006

AIM SMALL COMPANY GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

On September 16, 2005, changes were made to your Fund's management team with the intention of improving long-term performance. The new team consists of Juliet Ellis (lead) and Juan Hartsfield, who are assisted by the Small Cap
Growth/Core Team .Our goal is to produce consistent, strong risk-adjusted returns for long-term investors.

     For the period covered by this report, your Fund recorded positive returns.

     Our focus on small-cap stocks, which outperformed large-cap stocks during the period, helped your Fund outperform the large-cap oriented S&P 500 Index. However, the Fund underperformed the Russell 2000 Growth Index, largely due to an underweight position in the energy sector and underperformance by several of the Fund's holdings in the health care and

--------------------------------------------------------------------------------
FUND VS. INDEXES

TOTAL RETURNS, 7/31/05-1/31/06, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.
Class A Shares                         8.47%
Class B Shares                         8.11
Class C Shares                         8.07
Class R Shares*                         N/A
Standard & Poor's Composite Index
of 500 Stocks
(Broad Market Index)                   4.67
Russell 2000 Growth Index
(Style-specific Index)                10.71
Lipper Small-Cap Growth Fund Index
(Peer Group Index)                     8.68

SOURCE: LIPPER INC.

*SHARE CLASS INCEPTED DURING THE SEMIANNUAL REPORT PERIOD. SEE PAGE 5 FOR A DETAILED EXPLANATION OF FUND PERFORMANCE.
--------------------------------------------------------------------------------
information technology sectors.

For long-term performance, see Page 5.
--------------------------------------------------------------------------------

HOW WE INVEST

We focus on small-cap growth companies with visible and long-term growth opportunities, as demonstrated by consistent and accelerating earnings growth.

     We select stocks based on analysis of individual companies. Our three-step selection process includes:

.. Fundamental analysis--Building financial models and conducting in-depth interviews with company management.

.. Valuation analysis--Identifying attractively valued stocks given their growth potential over a one- to two-year horizon.

.. Technical analysis--Identifying the "timeliness" of a stock purchase. We review trading volume characteristics and trend analysis to make sure there are no signs of the stock deteriorating. This also serves as a risk management measure that helps us confirm our high conviction candidates.

     We consider selling or trimming a stock when:

.. the company's fundamental business prospects deteriorate

.. a stock hits its target price

.. the company's technical profile deteriorates

MARKET CONDITIONS AND YOUR FUND

When we assumed management of the Fund, major stock market indexes had been fluctuating within a relatively narrow range for several months. Despite concerns about record-high oil prices, rising interest rates and the economic impact of two Gulf Coast hurricanes, corporate earnings were generally solid, and the Rusell 2000 Growth Index finished the reporting period with double-digit returns.

     During the period, we increased our weighting in industrials, the best-performing sector for your Fund on an absolute basis and relative to the Russell 2000 Growth Index during the six-month period. Within this sector, we added to our transportation industry holdings. We particularly liked trucking companies because of their increased pricing power. An industrials stock that contributed positively to portfolio performance was CERADYNE , which makes advanced technical ceramics products, including body armor for the military. The company reported record sales and earnings


                                                                     (continued)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION                 TOP 5 INDUSTRIES*                            TOP 10 HOLDINGS*
By sector                             1. Application Software                6.4%  1. Cytyc Corp.                       1.8%
Information Technology        28.0%   2. Health Care Equipment               6.1   2. Aeropostale, Inc.                 1.6
Industrials                   17.8    3. Electronic Equipment Manufacturers  4.0   3. Carpenter Technology Corp.        1.6
Consumer Discretionary        13.8    4. Apparel Retail                      4.0   4. Henry (Jack) & Associates, Inc.   1.5
Health Care                   13.8    5. Semiconductors                      3.1   5. Ceradyne, Inc.                    1.4
Financials                     9.0                                                 6. SBA Communications Corp.-Class A  1.4
Energy                         6.3                                                 7. Advanced Medical Optics, Inc.     1.3
Materials                      4.1                                                 8. Nara Bancorp, Inc.                1.3
Consumer Staples               2.4                                                 9. Hydril                            1.3
Telecommunication Services     2.2                                                 10 FormFactor Inc.                   1.3
Money Market Funds Plus
Other Assets Less Liabilities  2.6

                                      TOTAL NET ASSETS            $421.8 MILLION
                                      TOTAL NUMBER OF HOLDINGS*              118

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
--------------------------------------------------------------------------------

AIM SMALL COMPANY GROWTH FUND

for the third quarter of 2005. We continue to own the stock as we believe the company is likely to continue to grow its dominant market share position.

     Another stock in this sector that enhanced performance was THOMAS & BETTS CO. This company provides electrical connectors, HVAC equipment and transmission towers to the commercial, communications, industrial and utility markets. The stock price of this holding increased after the company raised earnings guidance and reported strong revenue growth in its light commercial, industrial and utility markets. We believe that the company could continue to benefit from the recovery in non-residential construction and from electric utility infrastructure investment.

     Higher energy prices and improved earnings prospects led to significant stock price increases in many of the Fund's investments in the energy sector. Key contributors included BILL BARRETT CORP., a Denver-based oil and gas exploration company, and UNIT Corp., an onshore natural gas drilling company. While we increased our exposure to energy stocks, adding companies such as ATWOOD OCEANICS and HYDRIL toward the end of the reporting period, the Fund lost ground to the Russell 2000 Growth Index largely due to an underweight position.

     Many of our holdings in the information technology sector also contributed positively to Fund performance. However, we underperformed the Russell 2000 Growth Index in this sector, as several of the Fund's holdings underperformed during the reporting period. FARO TECHNOLOGIES, a maker of electronic equipment used to measure critical dimensions on manufactured parts, declined due to higher than expected costs related to its overall company growth as well as its expansion in Asia. The holding was subsequently sold due to deteriorating fundamentals. Other detractors included software and services holdings ALLIANCE DATA SYSTEMS and ULTICOM. We sold Ulticom.

     The Fund's health care holdings detracted from returns, primarily due to underperformance by several biotechnology stocks such as RIGEL PHARMACEUTICALS and ORCHID CELLMARK. We sold both holdings due to weak fundamentals. Additionally, a number of the Fund's health care equipment and services holdings faltered, including KINDRED HEALTHCARE.

Kindred was negatively affected when it reported a shortfall in third quarter earnings due to lower patient admissions in several acute care hospitals and higher labor costs in its nursing home business. We sold the stock. We further reduced the Fund's weight in the health care sector by selling the stocks of several health care companies we believed had weak prospects for long-term profitability.

IN CLOSING
We are pleased to have provided positive return for the reporting period. We remain committed to our bottom-up stock selection process of identifying attractively valued small-cap growth companies with high growth potential while endeavoring to avoid high-risk stocks. We believe our disciplined investment strategy has the potential to provide shareholders with consistent, attractive returns over a long-term investment horizon with below-market risk. We thank you for your continued participation in AIM Small Company Growth Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

     See important Fund and index disclosures inside front cover.
--------------------------------------------------------------------------------
[ELLIS PHOTO]

JULIET ELLIS, Chartered Financial Analyst and senior portfolio manager, is lead portfolio manager of AIM Small Company Growth Fund. Ms.Ellis joined AIM in 2004. She previously served as senior portfolio manager of two small-cap funds for another company and was responsible for the management of more than $2 billion in assets. Ms. Ellis began her investment career in 1981 as a financial consultant. She is a Cum Laude and Phi Beta Kappa graduate of Indiana University with a B.A. in economics and political science.

[HARTFIELD PHOTO]

JUAN HARTSFIELD, Chartered Financial Analyst and portfolio manager, is portfolio manager of AIM Small Company Growth Fund. Prior to joining AIM in 2004, he began his investment career in 2000 as an equity analyst and most recently served as a portfolio manager. Mr. Hartsfield earned a B.S. in petroleum engineering from the University of Texas and his M.B.A. from the University of Michigan.

Assisted by the Small Cap Growth/Core Team
--------------------------------------------------------------------------------

                              [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM SMALL COMPANY GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/06, including applicable sales charges

CLASS A SHARES
Inception (3/28/02)            4.99%
   1 Year                     12.90

CLASS B SHARES
Inception (3/28/02)            5.18%
   1 Year                     13.75

CLASS C SHARES
Inception (2/14/00)           -6.03%
   5 Years                    -2.63
   1 Year                     17.71

INVESTOR CLASS SHARES
10 Years                       8.95%
   5 Years                    -1.49
   1 Year                     19.55
================================================================================
AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/05, most recent calendar quarter-end, including applicable sales charges

CLASS A SHARES

Inception (3/28/02)            2.88%
1 Year                        -0.45

CLASS B SHARES
Inception (3/28/02)            3.04%
1 Year                        -0.30

CLASS C SHARES
Inception (2/14/00)           -7.38%
5 Years                       -4.03
1 Year                         3.66

INVESTOR CLASS SHARES
10 Years                       7.65%
5 Years                       -2.88
1 Year                         5.49
================================================================================

CUMULATIVE TOTAL RETURNS
10/25/05 - 1/31/06, excluding sales charges

CLASS R SHARES
Inception (10/25/05)          14.52%

10/25/05 - 12/31/05, excluding sales charges

CLASS R SHARES
Inception (10/25/05)           5.67%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE. THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES FOR THE FUND'S CLASS B AND C SHARES IN THE PAST, RETURNS WOULD HAVE BEEN LOWER.

Continued from inside front cover

and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of port folio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01474 and 002-26125.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The inform at i on is also available on the SEC Web site, sec.gov.

AIM SMALL COMPANY GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005, through January 31, 2006. The actual ending account value and expenses of the Class R shares in the below example are based on an investment of $1,000 invested on October 25, 2005 (the date the share class commenced sales) and held through January 31, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses.

You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (October 25, 2005 through January 31, 2006 for the Class R shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the period ended January 31, 2006, appear in the table "Fund vs. Indexes" on page 3. Class R shares performance appears on page 5.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN THE FUND AND OTHER FUNDS. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

                                      ACTUAL                       HYPOTHETICAL
                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

              BEGINNING        ENDING       EXPENSES         ENDING          EXPENSES          ANNUALIZED
SHARE       ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    ACCOUNT VALUE    PAID DURING          EXPENSE
CLASS         (8/01/05)    (1/31/06)/1/     PERIOD/2/       (1/31/06)       PERIOD/2,3/          RATIO
  A         $   1,000.00   $   1,084.70      $  7.25       $ 1,018.25         $  7.02             1.38%
  B             1,000.00       1,081.10        11.17         1,014.47           10.82             2.13
  C             1,000.00       1,080.70        11.17         1,014.47           10.82             2.13
Investor        1,000.00       1,085.40         7.25         1,018.25            7.02             1.38
  R             1,000.00       1,145.20         8.65         1,017.14            8.13             1.60

/1/The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January 31, 2006 (October 25, 2005, through January 31, 2006, for the Class R shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended January 31, 2006, appear in the table "Fund vs. Indexes" on page 3. For Class R share performance, see Page 5.

/2/Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year. For the Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 99 (October 25, 2005, through January 31, 2006)/365. Because the Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

/3/Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R shares of the Fund and other funds because such data is based on a full six month period.
--------------------------------------------------------------------------------

                                           [ARROW
                                           BUTTON     For More Information Visit
                                           IMAGE]             AIMINVESTMENTS.COM

AIM SMALL COMPANY GROWTH FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Stock Funds (the "Board") oversees the management of AIM Small Company Growth Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of each Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was above the median performance of such comparable funds for the one year period and below such median performance for the three and five year periods. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Small-Cap Growth Index. The Board noted that the Fund's performance was above the performance of such Index for the one year period and below such Index for the three and five year periods. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund, although there were no breakpoints in the advisory fee schedule applicable to the variable insurance fund; and (ii) was lower than the advisory fee rates for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through July 31, 2005 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund that is lower than the contractual agreement. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through July 31, 2005 and the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee

                                                                     (continued)

AIM SMALL COMPANY GROWTH FUND

waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

.. Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM SMALL COMPANY GROWTH FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS

For periods ended 1/31/06
Inception (7/13/05)           11.17%
   6 Months                   8.74
================================================================================

CUMULATIVE TOTAL RETURNS
For periods ended 12/31/05, most recent calendar quarter-end
Inception (7/13/05)           2.54%
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

--------------------------------------------------------------------------------
NASDAQ SYMBOL                                                              IIEGX
--------------------------------------------------------------------------------

                                   Over for information on your Fund's expenses.

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                               [YOUR GOALS.
                              OUR SOLUTIONS.]             [AIM INVESTMENTS LOGO]
                         - REGISTERED TRADEMARK -       - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM              I-SCG-INS-2             A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                           ACTUAL                     HYPOTHETICAL
                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING       ENDING        EXPENSES        ENDING           EXPENSES      ANNUALIZED
SHARE           ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE     PAID DURING      EXPENSE
CLASS              (8/1/05)      (1/31/06)/1/    PERIOD/2/      (1/31/06)        PERIOD/2/        RATIO
Institutional   $   1,000.00    $   1,087.40    $     4.58     $  1,020.82        $  4.43          0.87%

/1/The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005 through January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

/2/Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
--------------------------------------------------------------------------------

AIMINVESTMENTS.COM               I-SCG-INS-2            A I M Distributors, Inc.

AIM SMALL COMPANY GROWTH FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                   SHARES     VALUE
         --------------------------------------------------------------
         COMMON STOCKS & OTHER EQUITY
          INTERESTS-97.42%

         AEROSPACE & DEFENSE-1.44%
         Ceradyne, Inc./(a)/                       105,936 $  6,063,777
         --------------------------------------------------------------

         AGRICULTURAL PRODUCTS-0.81%
         Corn Products International, Inc.         125,000    3,408,750
         --------------------------------------------------------------

         AIR FREIGHT & LOGISTICS-1.03%
         Forward Air Corp.                         111,619    4,353,141
         --------------------------------------------------------------

         APPAREL RETAIL-3.95%
         Aeropostale, Inc./(a)(b)/                 225,000    6,801,750
         --------------------------------------------------------------
         DSW Inc.-Class A/(a)/                      94,317    2,521,093
         --------------------------------------------------------------
         Hot Topic, Inc./(a)(b)/                   250,000    3,590,000
         --------------------------------------------------------------
         New York & Co., Inc./(a)(b)/              193,100    3,742,278
         --------------------------------------------------------------
                                                             16,655,121
         --------------------------------------------------------------

         APPAREL, ACCESSORIES & LUXURY
          GOODS-0.65%
         Warnaco Group, Inc. (The)/(a)(b)/         109,963    2,729,282
         --------------------------------------------------------------

         APPLICATION SOFTWARE-6.38%
         ANSYS, Inc./(a)/                           75,064    3,292,307
         --------------------------------------------------------------
         Blackboard Inc./(a)/                      105,000    2,703,750
         --------------------------------------------------------------
         FileNET Corp./(a)/                        124,972    3,506,714
         --------------------------------------------------------------
         Henry (Jack) & Associates, Inc.           300,000    6,141,000
         --------------------------------------------------------------
         Hyperion Solutions Corp./(a)/             130,800    4,500,828
         --------------------------------------------------------------
         Kronos Inc./(a)/                           73,179    2,875,935
         --------------------------------------------------------------
         TIBCO Software Inc./(a)(b)/               488,100    3,899,919
         --------------------------------------------------------------
                                                             26,920,453
         --------------------------------------------------------------

         ASSET MANAGEMENT & CUSTODY
          BANKS-1.47%
         Affiliated Managers Group, Inc./(a)(b)/    35,000    3,248,000
         --------------------------------------------------------------
         Nuveen Investments, Inc.-Class A/(b)/      65,000    2,949,050
         --------------------------------------------------------------
                                                              6,197,050
         --------------------------------------------------------------

         AUTO PARTS & EQUIPMENT-1.13%
         Keystone Automotive Industries, Inc./(a)/ 125,500    4,774,020
         --------------------------------------------------------------

         BIOTECHNOLOGY-2.79%
         CV Therapeutics, Inc./(a)(b)/              75,000    1,845,750
         --------------------------------------------------------------
         Digene Corp./(a)(b)/                      115,000    3,818,000
         --------------------------------------------------------------
         Incyte Corp./(a)/                         290,000    1,476,100
         --------------------------------------------------------------
         Myriad Genetics, Inc./(a)/                104,500    2,240,480
         --------------------------------------------------------------
         Nektar Therapeutics/(a)(b)/               120,428    2,384,474
         --------------------------------------------------------------
                                                             11,764,804
         --------------------------------------------------------------

                                                 SHARES     VALUE
           ----------------------------------------------------------

           BUILDING PRODUCTS-1.36%
           Lennox International Inc.             105,000 $  3,354,750
           ----------------------------------------------------------
           Quixote Corp.                         111,400    2,369,478
           ----------------------------------------------------------
                                                            5,724,228
           ----------------------------------------------------------

           CATALOG RETAIL-0.27%
           PetMed Express, Inc./(a)/              63,971    1,129,728
           ----------------------------------------------------------

           COMMUNICATIONS EQUIPMENT-1.90%
           ADC Telecommunications, Inc./(a)(b)/  140,000    3,550,400
           ----------------------------------------------------------
           F5 Networks, Inc./(a)/                 34,500    2,232,150
           ----------------------------------------------------------
           NICE Systems Ltd.-ADR (Israel)/(a)/    42,551    2,243,714
           ----------------------------------------------------------
                                                            8,026,264
           ----------------------------------------------------------

           COMPUTER STORAGE & PERIPHERALS-1.87%
           Emulex Corp./(a)(b)/                  213,702    3,921,432
           ----------------------------------------------------------
           QLogic Corp./(a)/                     100,000    3,967,000
           ----------------------------------------------------------
                                                            7,888,432
           ----------------------------------------------------------

           CONSTRUCTION & FARM MACHINERY & HEAVY
            TRUCKS-2.22%
           Astec Industries, Inc./(a)/           120,000    4,614,000
           ----------------------------------------------------------
           Terex Corp./(a)/                       67,400    4,751,700
           ----------------------------------------------------------
                                                            9,365,700
           ----------------------------------------------------------

           DATA PROCESSING & OUTSOURCED
            SERVICES-2.42%
           Alliance Data Systems Corp./(a)(b)/   114,000    4,816,500
           ----------------------------------------------------------
           Euronet Worldwide, Inc./(a)(b)/       101,000    3,259,270
           ----------------------------------------------------------
           iPayment Holdings, Inc./(a)/           51,000    2,123,640
           ----------------------------------------------------------
                                                           10,199,410
           ----------------------------------------------------------

           DISTRIBUTORS-0.66%
           Source Interlink Cos., Inc./(a)/      250,000    2,787,500
           ----------------------------------------------------------

           DIVERSIFIED COMMERCIAL & PROFESSIONAL
            SERVICES-2.53%
           Advisory Board Co. (The)/(a)(b)/       63,923    3,194,872
           ----------------------------------------------------------
           CoStar Group Inc./(a)/                 68,836    3,441,800
           ----------------------------------------------------------
           Pike Electric Corp./(a)/              225,000    4,043,250
           ----------------------------------------------------------
                                                           10,679,922
           ----------------------------------------------------------

           ELECTRICAL COMPONENTS &
            EQUIPMENT-2.12%
           Regal-Beloit Corp.                     98,800    3,644,732
           ----------------------------------------------------------
           Thomas & Betts Corp./(a)/             118,933    5,310,358
           ----------------------------------------------------------
                                                            8,955,090
           ----------------------------------------------------------

AIM SMALL COMPANY GROWTH FUND

                                                    SHARES     VALUE
       -----------------------------------------------------------------

       ELECTRONIC EQUIPMENT
        MANUFACTURERS-4.00%
       Aeroflex Inc./(a)/                           400,000 $  4,836,000
       -----------------------------------------------------------------
       Cogent Inc./(a)/                              80,000    1,922,400
       -----------------------------------------------------------------
       FLIR Systems, Inc./(a)/                      165,000    3,910,500
       -----------------------------------------------------------------
       Lipman (Israel)/(a)(b)/                      120,000    3,213,600
       -----------------------------------------------------------------
       Photon Dynamics, Inc./(a)/                   136,500    2,990,715
       -----------------------------------------------------------------
                                                              16,873,215
       -----------------------------------------------------------------

       ELECTRONIC MANUFACTURING SERVICES-0.99%
       Staktek Holdings Inc./(a)/                   600,000    4,194,000
       -----------------------------------------------------------------

       GENERAL MERCHANDISE STORES-0.41%
       Tuesday Morning Corp./(a)/                    81,200    1,727,936
       -----------------------------------------------------------------

       HEALTH CARE EQUIPMENT-6.10%
       Advanced Medical Optics, Inc./(a)(b)/        125,000    5,572,500
       -----------------------------------------------------------------
       American Medical Systems Holdings, Inc./(a)/  99,691    2,258,998
       -----------------------------------------------------------------
       Cytyc Corp./(a)/                             250,000    7,525,000
       -----------------------------------------------------------------
       Dionex Corp./(a)/                             45,000    2,386,350
       -----------------------------------------------------------------
       Integra LifeSciences Holdings/(a)(b)/         57,422    2,239,458
       -----------------------------------------------------------------
       PerkinElmer, Inc.                             87,500    1,989,750
       -----------------------------------------------------------------
       Varian Inc./(a)/                              52,047    1,997,043
       -----------------------------------------------------------------
       Wright Medical Group, Inc./(a)/               78,000    1,740,960
       -----------------------------------------------------------------
                                                              25,710,059
       -----------------------------------------------------------------

       HEALTH CARE FACILITIES-0.44%
       AmSurg Corp./(a)(b)/                          85,000    1,843,650
       -----------------------------------------------------------------

       HEALTH CARE SERVICES-2.49%
       HealthExtras, Inc./(a)/                      109,731    3,610,150
       -----------------------------------------------------------------
       Merge Technologies Inc./(a)/                 112,870    2,979,768
       -----------------------------------------------------------------
       Phase Forward Inc./(a)/                      418,141    3,892,893
       -----------------------------------------------------------------
                                                              10,482,811
       -----------------------------------------------------------------

       HEALTH CARE SUPPLIES-0.48%
       Gen-Probe Inc./(a)/                           40,500    2,042,415
       -----------------------------------------------------------------

       HOME FURNISHINGS-0.62%
       Tempur-Pedic International Inc./(a)/         225,000    2,623,500
       -----------------------------------------------------------------

       HOTELS, RESORTS & CRUISE LINES-0.68%
       Four Seasons Hotels, Inc. (Canada)            50,000    2,881,000
       -----------------------------------------------------------------

       HOUSEHOLD APPLIANCES-0.95%
       Blount International, Inc./(a)(b)/           250,000    4,012,500
       -----------------------------------------------------------------

       HOUSEHOLD PRODUCTS-0.82%
       Church & Dwight Co., Inc.                     93,491    3,440,469
       -----------------------------------------------------------------

       HUMAN RESOURCE & EMPLOYMENT
        SERVICES-0.81%
       Korn/Ferry International/(a)/                172,382    3,406,268
       -----------------------------------------------------------------

       INDUSTRIAL CONGLOMERATES-0.18%
       Carlisle Cos., Inc.                           11,157      774,407
       -----------------------------------------------------------------

                                                  SHARES     VALUE
         -------------------------------------------------------------

         INDUSTRIAL MACHINERY-0.86%
         Kadant Inc./(a)/                         188,312 $  3,623,123
         -------------------------------------------------------------

         INSURANCE BROKERS-1.93%
         Hub International Ltd. (Canada)          167,112    4,390,032
         -------------------------------------------------------------
         National Financial Partners Corp.         70,000    3,745,700
         -------------------------------------------------------------
                                                             8,135,732
         -------------------------------------------------------------

         INTEGRATED TELECOMMUNICATION
          SERVICES-0.80%
         NeuStar, Inc.-Class A/(a)(b)/            115,714    3,356,863
         -------------------------------------------------------------

         INTERNET SOFTWARE & SERVICES-1.96%
         CyberSource Corp./(a)/                   596,000    5,161,360
         -------------------------------------------------------------
         Digitas Inc./(a)/                        238,300    3,119,347
         -------------------------------------------------------------
                                                             8,280,707
         -------------------------------------------------------------

         IT CONSULTING & OTHER SERVICES-0.63%
         Perot Systems Corp.-Class A/(a)/         175,500    2,644,785
         -------------------------------------------------------------

         LEISURE PRODUCTS-0.70%
         RC2 Corp./(a)/                            84,281    2,938,878
         -------------------------------------------------------------

         METAL & GLASS CONTAINERS-1.83%
         Crown Holdings, Inc./(a)/                146,000    2,731,660
         -------------------------------------------------------------
         Silgan Holdings Inc.                     131,481    4,977,871
         -------------------------------------------------------------
                                                             7,709,531
         -------------------------------------------------------------

         OFFICE SERVICES & SUPPLIES-0.87%
         PeopleSupport, Inc./(a)/                 352,000    3,653,760
         -------------------------------------------------------------

         OIL & GAS DRILLING-2.13%
         Atwood Oceanics, Inc./(a)/                43,704    4,244,970
         -------------------------------------------------------------
         Grey Wolf, Inc./(a)(b)/                  266,667    2,346,670
         -------------------------------------------------------------
         Unit Corp./(a)/                           39,900    2,382,030
         -------------------------------------------------------------
                                                             8,973,670
         -------------------------------------------------------------

         OIL & GAS EQUIPMENT & SERVICES-2.27%
         Gulf Island Fabrication, Inc.            148,145    4,152,504
         -------------------------------------------------------------
         Hydril/(a)/                               66,023    5,436,994
         -------------------------------------------------------------
                                                             9,589,498
         -------------------------------------------------------------

         OIL & GAS EXPLORATION & PRODUCTION-1.89%
         Barrett (Bill) Corp./(a)/                100,000    3,840,000
         -------------------------------------------------------------
         Whiting Petroleum Corp./(a)/              89,400    4,139,220
         -------------------------------------------------------------
                                                             7,979,220
         -------------------------------------------------------------

         PACKAGED FOODS & MEATS-0.74%
         Premium Standard Farms, Inc./(a)/        126,854    1,805,132
         -------------------------------------------------------------
         TreeHouse Foods, Inc./(a)/                68,000    1,336,200
         -------------------------------------------------------------
                                                             3,141,332
         -------------------------------------------------------------

         PHARMACEUTICALS-1.49%
         Medicis Pharmaceutical Corp.-Class A     143,100    4,423,221
         -------------------------------------------------------------
         MGI Pharma, Inc./(a)/                    112,544    1,876,109
         -------------------------------------------------------------
                                                             6,299,330
         -------------------------------------------------------------

AIM SMALL COMPANY GROWTH FUND

                                                    SHARES     VALUE
       -----------------------------------------------------------------

       PROPERTY & CASUALTY INSURANCE-1.07%
       FPIC Insurance Group, Inc./(a)/              120,912 $  4,503,972
       -----------------------------------------------------------------

       REAL ESTATE-0.42%
       BioMed Realty Trust, Inc./(b)/                65,377    1,754,065
       -----------------------------------------------------------------

       REGIONAL BANKS-3.07%
       East West Bancorp, Inc.                      110,000    4,060,100
       -----------------------------------------------------------------
       Nara Bancorp, Inc.                           307,000    5,495,300
       -----------------------------------------------------------------
       PrivateBancorp, Inc./(b)/                     20,343      769,169
       -----------------------------------------------------------------
       UCBH Holdings, Inc.                          150,000    2,602,500
       -----------------------------------------------------------------
                                                              12,927,069
       -----------------------------------------------------------------

       REINSURANCE-1.06%
       Max Re Capital Ltd.                          168,836    4,475,842
       -----------------------------------------------------------------

       RESTAURANTS-2.40%
       Applebee's International, Inc.               165,000    3,955,050
       -----------------------------------------------------------------
       P.F. Chang's China Bistro, Inc./(a)(b)/       58,804    3,014,293
       -----------------------------------------------------------------
       RARE Hospitality International, Inc./(a)(b)/ 100,000    3,155,000
       -----------------------------------------------------------------
                                                              10,124,343
       -----------------------------------------------------------------

       SEMICONDUCTOR EQUIPMENT-2.96%
       FormFactor Inc./(a)/                         178,300    5,316,906
       -----------------------------------------------------------------
       Mattson Technology, Inc./(a)/                375,000    4,875,000
       -----------------------------------------------------------------
       Rudolph Technologies, Inc./(a)/              150,000    2,293,500
       -----------------------------------------------------------------
                                                              12,485,406
       -----------------------------------------------------------------

       SEMICONDUCTORS-3.08%
       Genesis Microchip Inc./(a)(b)/               102,000    1,876,800
       -----------------------------------------------------------------
       Hittite Microwave Corp./(a)/                 112,600    3,152,800
       -----------------------------------------------------------------
       Integrated Device Technology, Inc./(a)/      350,000    4,861,500
       -----------------------------------------------------------------
       Power Integrations, Inc./(a)(b)/             117,322    3,107,860
       -----------------------------------------------------------------
                                                              12,998,960
       -----------------------------------------------------------------

       SPECIALIZED CONSUMER SERVICES-0.61%
       Jackson Hewitt Tax Service Inc.              102,655    2,593,065
       -----------------------------------------------------------------

       SPECIALTY CHEMICALS-0.71%
       Rockwood Holdings Inc./(a)/                  142,000    3,014,660
       -----------------------------------------------------------------

       SPECIALTY STORES-0.78%
       Guitar Center, Inc./(a)(b)/                   61,000    3,274,480
       -----------------------------------------------------------------

       STEEL-1.57%
       Carpenter Technology Corp.                    73,280    6,636,237
       -----------------------------------------------------------------

                                                        SHARES       VALUE
 -----------------------------------------------------------------------------

 SYSTEMS SOFTWARE-1.85%
 MICROS Systems, Inc./(a)(b)/                             69,046 $  3,186,473
 -----------------------------------------------------------------------------
 Quality Systems, Inc./(a)/                               52,000    4,602,000
 -----------------------------------------------------------------------------
                                                                    7,788,473
 -----------------------------------------------------------------------------

 TRADING COMPANIES &
  DISTRIBUTORS-1.94%
 United Rentals, Inc./(a)(b)/                            120,000    3,517,200
 -----------------------------------------------------------------------------
 WESCO International, Inc./(a)/                           97,000    4,649,210
 -----------------------------------------------------------------------------
                                                                    8,166,410
 -----------------------------------------------------------------------------

 TRUCKING-2.46%
 Celadon Group, Inc./(a)/                                166,088    5,148,728
 -----------------------------------------------------------------------------
 Swift Transportation Co., Inc./(a)/                     221,177    5,226,413
 -----------------------------------------------------------------------------
                                                                   10,375,141
 -----------------------------------------------------------------------------

 WIRELESS TELECOMMUNICATION
  SERVICES-1.37%
 SBA Communications Corp.-Class A/(a)/                   265,200    5,794,620
 -----------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
      (Cost $346,340,562)                                         410,874,074
 -----------------------------------------------------------------------------

 MONEY MARKET FUNDS-3.44%
 Premier Portfolio-Institutional Class
  (Cost $14,520,042)/(c)/                             14,520,042   14,520,042
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-100.86% (excluding
  investments purchased with cash collateral from
  securities loaned)
  (Cost $360,860,604)                                             425,394,116
 -----------------------------------------------------------------------------

 INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

 MONEY MARKET FUNDS-6.43%
 Premier Portfolio-Institutional Class/(c)(d)/        27,124,484   27,124,484
 -----------------------------------------------------------------------------
     Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $27,124,484)                                           27,124,484
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-107.29% (Cost $387,985,088)                    452,518,600
 -----------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-(7.29%)                            (30,754,642)
 -----------------------------------------------------------------------------
 NET ASSETS-100.00%                                              $421,763,958
 -----------------------------------------------------------------------------

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.
/(c)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
/(d)/The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL COMPANY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2006
(Unaudited)

ASSETS:
Investments, at value (cost $346,340,562)*                            $ 410,874,074
------------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $41,644,526)          41,644,526
------------------------------------------------------------------------------------
    Total investments (cost $387,985,088)                               452,518,600
------------------------------------------------------------------------------------
Cash                                                                         79,135
------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                          904,257
------------------------------------------------------------------------------------
  Fund shares sold                                                          461,469
------------------------------------------------------------------------------------
  Dividends                                                                  41,649
------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           109,668
------------------------------------------------------------------------------------
Other assets                                                                 41,436
------------------------------------------------------------------------------------
    Total assets                                                        454,156,214
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                   3,067,420
------------------------------------------------------------------------------------
  Fund shares reacquired                                                  1,575,144
------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                        142,552
------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            27,124,484
------------------------------------------------------------------------------------
Accrued distribution fees                                                    78,772
------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                             1,818
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                 250,543
------------------------------------------------------------------------------------
Accrued operating expenses                                                  151,523
------------------------------------------------------------------------------------
    Total liabilities                                                    32,392,256
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $ 421,763,958
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                         $ 773,710,157
------------------------------------------------------------------------------------
Undistributed net investment income (loss)                               (1,887,543)
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 option contracts                                                      (414,592,168)
------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and option
 contracts                                                               64,533,512
------------------------------------------------------------------------------------
                                                                      $ 421,763,958
------------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                        $ 16,480,159
          -----------------------------------------------------------
          Class B                                        $  4,316,227
          -----------------------------------------------------------
          Class C                                        $  4,105,064
          -----------------------------------------------------------
          Class R                                        $     11,407
          -----------------------------------------------------------
          Investor Class                                 $369,245,769
          -----------------------------------------------------------
          Institutional Class                            $ 27,605,332
          -----------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Class A                                           1,148,127
          -----------------------------------------------------------
          Class B                                             308,149
          -----------------------------------------------------------
          Class C                                             306,534
          -----------------------------------------------------------
          Class R                                                 795
          -----------------------------------------------------------
          Investor Class                                   25,694,294
          -----------------------------------------------------------
          Institutional Class                               1,913,251
          -----------------------------------------------------------
          Class A:
            Net asset value per share                    $      14.35
          -----------------------------------------------------------
            Offering price per share:
              (Net asset value of $14.35 / 94.50%)       $      15.19
          -----------------------------------------------------------
          Class B:
           Net asset value and offering price per share  $      14.01
          -----------------------------------------------------------
          Class C:
           Net asset value and offering price per share  $      13.39
          -----------------------------------------------------------
          Class R:
           Net asset value and offering price per share  $      14.35
          -----------------------------------------------------------
          Investor Class:
           Net asset value and offering price per share  $      14.37
          -----------------------------------------------------------
          Institutional Class:
           Net asset value and offering price per share  $      14.43
          -----------------------------------------------------------

* At January 31, 2006, securities with an aggregate value of $26,588,492 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL COMPANY GROWTH FUND

STATEMENT OF OPERATIONS
For the six months ended January 31, 2006
(Unaudited)

 INVESTMENT INCOME:
 Dividends (net of foreign withholding tax of $1,859)              $   741,799
 ------------------------------------------------------------------------------
 Dividends from affiliated money market funds (includes
  securities lending income of $41,379, after compensation to
  counterparties of $237,436)                                          319,095
 ------------------------------------------------------------------------------
    Total investment income                                          1,060,894
 ------------------------------------------------------------------------------

 EXPENSES:
 Advisory fees                                                       1,523,948
 ------------------------------------------------------------------------------
 Administrative services fees                                           72,859
 ------------------------------------------------------------------------------
 Custodian fees                                                         26,616
 ------------------------------------------------------------------------------
 Distribution fees:
  Class A                                                               17,432
 ------------------------------------------------------------------------------
  Class B                                                               20,412
 ------------------------------------------------------------------------------
  Class C                                                               14,484
 ------------------------------------------------------------------------------
  Class K                                                                3,924
 ------------------------------------------------------------------------------
  Class R                                                                   14
 ------------------------------------------------------------------------------
  Investor Class                                                       462,493
 ------------------------------------------------------------------------------
 Transfer agent fees -- A, B, C, K, R & Investor                       520,697
 ------------------------------------------------------------------------------
 Transfer agent fees -- Institutional                                    1,406
 ------------------------------------------------------------------------------
 Trustees' and officer's fees and benefits                              13,521
 ------------------------------------------------------------------------------
 Other                                                                 147,563
 ------------------------------------------------------------------------------
    Total expenses                                                   2,825,369
 ------------------------------------------------------------------------------
 Less:Fees waived, expenses reimbursed and expense offset
      arrangements                                                     (13,746)
 ------------------------------------------------------------------------------
    Net expenses                                                     2,811,623
 ------------------------------------------------------------------------------
 Net investment income (loss)                                       (1,750,729)
 ------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  OPTION CONTRACTS:
 Net realized gain from:
  Investment securities (includes gains from securities sold to
    affiliates of $365,436)                                            883,344
 ------------------------------------------------------------------------------
  Option contracts written                                             220,254
 ------------------------------------------------------------------------------
                                                                     1,103,598
 ------------------------------------------------------------------------------
 Change in net unrealized appreciation of:
  Investment securities                                             33,074,887
 ------------------------------------------------------------------------------
  Option contracts written                                             142,617
 ------------------------------------------------------------------------------
                                                                    33,217,504
 ------------------------------------------------------------------------------
 Net gain from investment securities and option contracts           34,321,102
 ------------------------------------------------------------------------------
 Net increase in net assets resulting from operations              $32,570,373
 ------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)


                                                                   JANUARY 31,     JULY 31,
                                                                      2006           2005
----------------------------------------------------------------------------------------------

OPERATIONS:
 Net investment income (loss)                                     $ (1,750,729) $  (5,560,364)
----------------------------------------------------------------------------------------------
 Net realized gain from investment securities, futures contracts
   and option contracts                                              1,103,598    110,601,810
----------------------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment securities
   and option contracts                                             33,217,504      8,946,620
----------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations             32,570,373    113,988,066
----------------------------------------------------------------------------------------------
Share transactions-net:
 Class A                                                            (2,799,066)     8,749,357
----------------------------------------------------------------------------------------------
 Class B                                                            (1,350,011)     2,794,627
----------------------------------------------------------------------------------------------
 Class C                                                               997,364        395,145
----------------------------------------------------------------------------------------------
 Class K                                                            (2,747,774)   (99,670,690)
----------------------------------------------------------------------------------------------
 Class R                                                                10,000             --
----------------------------------------------------------------------------------------------
 Investor Class                                                    (66,842,264)  (191,876,676)
----------------------------------------------------------------------------------------------
 Institutional Class                                                 6,718,720     18,196,801
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from share
     transactions                                                  (66,013,031)  (261,411,436)
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           (33,442,658)  (147,423,370)
----------------------------------------------------------------------------------------------

NET ASSETS:
 Beginning of period                                               455,206,616    602,629,986
----------------------------------------------------------------------------------------------
 End of period (including undistributed net investment income
   (loss) of $(1,887,543) and $(136,814), respectively)           $421,763,958  $ 455,206,616
----------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Company Growth Fund (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek long-term capital growth.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM SMALL COMPANY GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM SMALL COMPANY GROWTH FUND


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

              AVERAGE NET ASSETS                             RATE
              ----------------------------------------------------
              First $350 million                             0.75%
              ----------------------------------------------------
              Next $350 million                              0.65%
              ----------------------------------------------------
              Next $1.3 billion                              0.55%
              ----------------------------------------------------
              Next $2 billion                                0.45%
              ----------------------------------------------------
              Next $2 billion                                0.40%
              ----------------------------------------------------
              Next $2 billion                               0.375%
              ----------------------------------------------------
              Over $8 billion                                0.35%
              ----------------------------------------------------

  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Class R, Investor Class and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.70%, 1.75%, 1.50% and 1.25% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Class R, Investor Class and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.10%, 2.15%, 1.90% and 1.65% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended January 31, 2006, AIM waived fees of $1,783.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $194.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $72,859.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $520,697 for Class A, Class B, Class C, Class K, Class R and Investor Class share classes and $1,406 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class K, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C, Class K and Class R Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $17,432, $20,412, $14,484, $14 and $462,493, respectively. For the period August 1, 2005 through October 21, 2005 (date of conversion), Class K shares paid $3,924.

AIM SMALL COMPANY GROWTH FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended January 31, 2006 ADI advised the Fund that it retained $6,518 in front-end sales commissions from the sale of Class A shares and $0, $2,210, $100 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period August 1, 2005 through October 21, 2005 (date of conversion), ADI advised the Fund that it retained $0 from Class K shares for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                   CHANGE IN
                                                                     PROCEEDS      UNREALIZED                        REALIZED
                                           VALUE      PURCHASES        FROM       APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                                      07/31/05     AT COST        SALES      (DEPRECIATION)  01/31/06    INCOME   (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $40,793,489 $145,018,940 $(171,292,387)      $--       $14,520,042 $277,716   $--
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                   CHANGE IN
                                                                     PROCEEDS      UNREALIZED                        REALIZED
                                           VALUE      PURCHASES        FROM       APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                                      07/31/05     AT COST        SALES      (DEPRECIATION)  01/31/06   INCOME*   (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $18,334,224 $151,313,932 $(142,523,672)      $--       $27,124,484 $ 41,379   $--
-----------------------------------------------------------------------------------------------------------------------------
Total                                    $59,127,713 $296,332,872 $(313,816,059)      $--       $41,644,526 $319,095   $--
-----------------------------------------------------------------------------------------------------------------------------

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2006, the Fund engaged in securities sales of $2,203,832, which resulted in net realized gains of $365,436 and securities purchases of $5,350,406.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $11,769.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2006, the Fund paid legal fees of $2,576 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM SMALL COMPANY GROWTH FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At January 31, 2006, securities with an aggregate value of $26,588,492 were on loan to brokers. The loans were secured by cash collateral of $27,124,484 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2006, the Fund received dividends on cash collateral investments of $41,379 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
                    -----------------------------------------
                                        CALL OPTION CONTRACTS
                                        -------------------
                                        NUMBER OF   PREMIUMS
                                        CONTRACTS   RECEIVED
                    -----------------------------------------
                    Beginning of period   3,921    $ 514,313
                    -----------------------------------------
                    Written               1,373      152,645
                    -----------------------------------------
                    Closed               (1,100)    (140,421)
                    -----------------------------------------
                    Exercised            (3,345)    (424,504)
                    -----------------------------------------
                    Expired                (849)    (102,033)
                    -----------------------------------------
                    End of period            --    $      --
                    -----------------------------------------

AIM SMALL COMPANY GROWTH FUND


NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 July 31, 2010                   $108,383,074
                 ---------------------------------------------
                 July 31, 2011                    306,907,143
                 ---------------------------------------------
                 Total capital loss carryforward $415,290,217
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $245,891,494 and $283,980,635, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.
  During the six months ended January 31, 2006, the Fund received proceeds in the amount of $2,524,822 from the Global Research Analyst Settlement. The SEC, NASD, NYSE and state regulators conducted investigations into potential conflicts of interest in equity research analysis that culminated in the Global Research Analyst Settlement. These proceeds were recorded as realized gains in the Statement of Operations.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
   -------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $71,362,598
   -------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (7,134,176)
   -------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $64,228,422
   -------------------------------------------------------------------------

Cost of investments for tax purposes is $388,290,178.

AIM SMALL COMPANY GROWTH FUND


NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. The Fund formerly offered Class K shares: however, as of the close of business October 21, 2005, the Class K shares were converted to Class A shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                         CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED              YEAR ENDED
                                                             JANUARY 31, 2006(a)           JULY 31, 2005
                                                          ------------------------  --------------------------
                                                            SHARES       AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    358,461  $  4,678,926    1,585,421  $  19,110,253
---------------------------------------------------------------------------------------------------------------
  Class B                                                     67,791       867,838      556,041      6,418,657
---------------------------------------------------------------------------------------------------------------
  Class C                                                    262,855     3,309,669      223,636      2,445,311
---------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                                25,373       326,790      428,614      5,100,249
---------------------------------------------------------------------------------------------------------------
  Class R/(c)/                                                   795        10,000           --             --
---------------------------------------------------------------------------------------------------------------
  Investor Class                                           1,858,451    24,312,825    7,478,089     86,925,322
---------------------------------------------------------------------------------------------------------------
  Institutional Class/(d)/                                   533,208     7,041,441    1,405,160     18,204,038
---------------------------------------------------------------------------------------------------------------
Conversion of Class K shares to Class A shares:/(e)/
  Class A                                                    284,339     2,325,426           --             --
---------------------------------------------------------------------------------------------------------------
  Class K                                                   (285,494)   (2,325,426)          --             --
---------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      5,039        65,113       22,064        263,439
---------------------------------------------------------------------------------------------------------------
  Class B                                                     (5,152)      (65,113)     (22,476)      (263,439)
---------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                   (754,002)   (9,868,531)    (900,158)   (10,624,335)
---------------------------------------------------------------------------------------------------------------
  Class B                                                   (168,819)   (2,152,736)    (289,813)    (3,360,591)
---------------------------------------------------------------------------------------------------------------
  Class C                                                   (186,602)   (2,312,305)    (186,295)    (2,050,166)
---------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                               (58,408)     (749,138)  (9,261,321)  (104,770,939)
---------------------------------------------------------------------------------------------------------------
  Investor Class                                          (6,933,754)  (91,155,089) (24,140,390)  (278,801,998)
---------------------------------------------------------------------------------------------------------------
  Institutional Class/(d)/                                   (24,562)     (322,721)        (555)        (7,237)
---------------------------------------------------------------------------------------------------------------
                                                          (5,020,481) $(66,013,031) (23,101,983) $(261,411,436)
---------------------------------------------------------------------------------------------------------------

/(a)/There are four entities that are record owners of more than 5% of the outstanding shares of the Fund and owns 31% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially. 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds advised by AIM.
/(b)/Class K share activity for the period August 1, 2005 through October 21,
     2005 (date of conversion).
/(c)/Class R shares commenced sales on October 25, 2005.
/(d)/Institutional Class shares commenced sales on July 13, 2005. /(e)/Effective as of the close of business October 21, 2005, all outstanding
     Class K shares were converted to Class A shares of the Fund.

NOTE 13--SIGNIFICANT EVENT

The Board of Trustees of the Trust unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which the Fund would transfer all of its assets to AIM Small Cap Growth Fund ("Buying Fund"), a series of AIM Growth Series ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund will receive a corresponding class of shares of the Buying Fund in exchange for their shares of the Fund, and the Fund will cease operations.
  The Plan of Reorganization required approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on March 16, 2006 and the Plan was approved. As of the close of business on March 17, 2006, the Fund closed to new investors. The Reorganization is expected to be completed on April 10, 2006.

AIM SMALL COMPANY GROWTH FUND


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    CLASS A
                                     ---------------------------------------------------------------
                                                                                          MARCH 28, 2002
                                      SIX MONTHS                                           (DATE SALES
                                         ENDED                YEAR ENDED JULY 31,         COMMENCED) TO
                                      JANUARY 31,     ---------------------------------      JULY 31,
                                         2006             2005          2004       2003        2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $ 13.23        $ 10.49       $10.00       $ 8.41      $ 11.25
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)            (0.05)         (0.13)/(a)/  (0.14)/(a)/  (0.01)       (0.02)/(a)/
-----------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities
   (both realized and unrealized)         1.17/(b)/      2.87         0.63         1.60        (2.82)
-----------------------------------------------------------------------------------------------------------
   Total from investment operations       1.12           2.74         0.49         1.59        (2.84)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period         $ 14.35        $ 13.23       $10.49       $10.00      $  8.41
-----------------------------------------------------------------------------------------------------------
Total return/(c)/                         8.47%/(b)/    26.12%        4.90%       18.91%      (25.24)%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $16,480        $16,594       $5,737       $6,372      $ 2,607
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers and/or expense
   reimbursements                         1.38%/(d)/     1.54%        1.60%        1.38%        1.24%/(e)/
-----------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements                 1.38%/(d)/     1.55%        1.63%        1.38%        1.24%/(e)/
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets            (0.86)%/(d)/   (1.13)%      (1.32)%      (0.69)%      (0.74)%/(e)/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                61%           199%         130%         119%          99%
-----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net gains (losses) on securities (both realized and unrealized) per share and Total return include proceeds received from the Global Research
     Analyst Settlement. Net gains (losses) on securities (both realized and unrealized) per share and Total return excluding these proceeds would have been $1.08 and 7.79%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $13,832,217. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM SMALL COMPANY GROWTH FUND

                                                                   CLASS B
                                     -------------------------------------------------------------
                                                                                        MARCH 28, 2002
                                      SIX MONTHS                                         (DATE SALES
                                         ENDED              YEAR ENDED JULY 31,           COMMENCED)
                                      JANUARY 31,    --------------------------------    TO JULY 31,
                                         2006            2005         2004       2003        2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $12.96        $10.33       $ 9.91       $ 8.41      $ 11.25
---------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)           (0.10)        (0.21)/(a)/  (0.22)/(a)/  (0.07)       (0.04)/(a)/
---------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities
   (both realized and unrealized)        1.15/(b)/     2.84         0.64         1.57        (2.80)
---------------------------------------------------------------------------------------------------------
   Total from investment operations      1.05          2.63         0.42         1.50        (2.84)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period         $14.01        $12.96       $10.33       $ 9.91      $  8.41
---------------------------------------------------------------------------------------------------------
Total return/(c)/                        8.10%/(b)/   25.46%        4.24%       17.84%      (25.24)%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $4,316        $5,369       $1,762       $  408      $    67
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers and/or expense
   reimbursements                        2.13%/(d)/    2.20%        2.25%        2.25%        2.14%/(e)/
---------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements                2.13%/(d)/    2.21%        2.89%        4.00%        2.14%/(e)/
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets           (1.61)%/(d)/  (1.79)%      (1.97)%      (1.61)%      (1.68)%/(e)/
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/               61%          199%         130%         119%          99%
---------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net gains (losses) on securities (both realized and unrealized) per share and Total return include proceeds received from the Global Research Analyst Settlement. Net gains (losses) on securities (both realized and unrealized) per share and Total return excluding these proceeds would have been $1.06 and 7.41%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $4,049,047. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM SMALL COMPANY GROWTH FUND

                                                                        CLASS C
                                     ------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED                            YEAR ENDED JULY 31,
                                      JANUARY 31,    --------------------------------------------------------
                                         2006            2005         2004       2003       2002          2001
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $12.39        $ 9.88       $ 9.49       $ 8.09   $ 12.54       $ 18.37
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)           (0.08)        (0.20)/(a)/  (0.20)/(a)/  (0.18)    (0.18)/(a)/   (0.12)/(b)/
-------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities
   (both realized and unrealized)        1.08/(c)/     2.71         0.59         1.58     (4.27)        (4.78)
-------------------------------------------------------------------------------------------------------------------
   Total from investment operations      1.00          2.51         0.39         1.40     (4.45)        (4.90)
-------------------------------------------------------------------------------------------------------------------
Less distributions from net
 realized gains                            --            --           --           --        --         (0.93)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $13.39        $12.39       $ 9.88       $ 9.49   $  8.09       $ 12.54
-------------------------------------------------------------------------------------------------------------------
Total return/(d)/                        8.07%/(c)/   25.41%        4.11%       17.45%   (35.57)%      (27.24)%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $4,105        $2,853       $1,907       $1,673   $ 1,087       $ 2,034
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers and/or expense
   reimbursements                        2.13%/(e)/    2.20%        2.25%        2.25%     2.25%         2.13%
-------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements                2.13%/(e)/    2.21%        3.48%        3.55%     2.70%         2.13%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets           (1.61)%/(e)/  (1.79)%      (1.97)%      (1.73)%   (1.81)%       (1.12)%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/               61%          199%         130%         119%       99%          112%
-------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.16) for the year ended July 31, 2001.
/(c)/Net gains (losses) on securities (both realized and unrealized) per share and Total return include proceeds received from the Global Research Analyst Settlement. Net gains (losses) on securities (both realized and unrealized) per share and Total return excluding these proceeds would have been $0.99 and 7.34%, respectively.
/(d)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(e)/Ratios are annualized and based on average daily net assets of $2,873,220. /(f)/Not annualized for periods less than one year.

AIM SMALL COMPANY GROWTH FUND

                                                                                                     CLASS K
                                                                   --------------------------------------------------------
                                                                     AUGUST 1, 2005
                                                                   TO OCTOBER 21, 2005         YEAR ENDED JULY 31,
                                                                      (DATE SHARES     ----------------------------------
                                                                       CONVERTED)          2005         2004        2003
--------------------------------------------------------------------                   -------------------------------------
Net asset value, beginning of period                                     $13.19        $10.46       $  9.99       $  8.43
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.03)        (0.14)/(a)/   (0.16)/(a)/   (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         (0.85)         2.87          0.63          1.57
----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                      (0.88)         2.73          0.47          1.56
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $12.31        $13.19       $ 10.46       $  9.99
----------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                         (6.67)%       26.10%         4.70%        18.51%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     --        $4,201       $95,752       $95,105
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                           1.57%/(c)/    1.65%         1.70%         1.70%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                        1.57%/(c)/    1.66%         1.98%         3.12%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets               (1.05)%/(c)/  (1.24)%       (1.42)%       (1.12)%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                                 61%          199%          130%          119%
----------------------------------------------------------------------------------------------------------------------------

                                                                   -------------
                                                                   DECEMBER 14, 2001
                                                                      (DATE SALES
                                                                     COMMENCED) TO
                                                                       JULY 31,
-------------------------------------------------------------------
Net asset value, beginning of period                                    $ 11.76
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.05)/(a)/
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)         (3.28)
--------------------------------------------------------------------------------------
    Total from investment operations                                      (3.33)
--------------------------------------------------------------------------------------
Net asset value, end of period                                          $  8.43
--------------------------------------------------------------------------------------
Total return/(b)/                                                        (28.32)%
--------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $66,451
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                           1.17%/(d)/
--------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                        1.17%/(d)/
--------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets               (0.80)%/(d)/
--------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                                 99%
--------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $3,827,163. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                 CLASS R
                                                             ----------------
                                                             OCTOBER 25, 2005
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               JANUARY 31,
                                                                   2006
 ------------------------------------------------------------------------------
 Net asset value, beginning of period                             $12.53
 ------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss)                                    (0.04)
 ------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)           1.86/(a)/
 ------------------------------------------------------------------------------
     Total from investment operations                               1.82
 ------------------------------------------------------------------------------
 Net asset value, end of period                                   $14.35
 ------------------------------------------------------------------------------
 Total return/(b)/                                                 14.52%/(a)/
 ------------------------------------------------------------------------------
 Ratios/supplemental data:
 Net assets, end of period (000s omitted)                         $   11
 ------------------------------------------------------------------------------
 Ratio of expenses to average net assets                            1.60%/(c)/
 ------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets       (1.10)%/(c)/
 ------------------------------------------------------------------------------
 Portfolio turnover rate/(d)/                                         61%
 ------------------------------------------------------------------------------

/(a)/Net gains (losses) on securities (both realized and unrealized) per share and Total return include proceeds received from the Global Research Analyst Settlement. Net gains (losses) on securities (both realized and unrealized) per share and Total return excluding these proceeds would have been $1.77 and 13.81%, respectively.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $10,597. /(d)/Not annualized for periods less than one year.

AIM SMALL COMPANY GROWTH FUND

                                                                           INVESTOR CLASS
                                      -----------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                 YEAR ENDED JULY 31,
                                        JANUARY 31,    ------------------------------------------------------------------
                                           2006             2005           2004         2003         2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $  13.25        $  10.49       $   9.99       $   8.41   $  12.76       $    18.50
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)             (0.06)          (0.12)/(a)/    (0.13)/(a)/     0.00      (0.01)/(b)/      (0.04)/(a)/
-------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities
   (both realized and unrealized)          1.18/(c)/       2.88           0.63           1.58      (4.34)           (4.77)
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations        1.12            2.76           0.50           1.58      (4.35)           (4.81)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from net
 realized gains                              --              --             --             --         --            (0.93)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $  14.37        $  13.25       $  10.49       $   9.99   $   8.41       $    12.76
-------------------------------------------------------------------------------------------------------------------------------
Total return/(d)/                          8.45%/(c)/     26.31%          5.00%         18.79%    (34.09)%         (26.53)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $369,246        $407,557       $497,472       $890,227   $800,520       $1,395,113
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers and/or expense
   reimbursements                          1.38%/(e)/      1.45%          1.49%          1.50%      1.45%            1.29%
-------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements                  1.38%/(e)/      1.46%          1.59%          1.67%      1.45%            1.29%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets             (0.86)%/(e)/    (1.04)%        (1.21)%        (0.94)%    (1.01)%          (0.28)%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                 61%            199%           130%           119%        99%             112%
-------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) for the year ended July 31, 2002.
/(c)/Net gains (losses) on securities (both realized and unrealized) per share and Total return include proceeds received from the Global Research Analyst Settlement. Net gains (losses) on securities (both realized and unrealized) per share and Total return excluding these proceeds would have been $1.09 and 7.77%, respectively.
/(d)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(e)/Ratios are annualized and based on average daily net assets of
     $366,977,869.
/(f)/Not annualized for periods less than one year.

                                                                      INSTITUTIONAL
                                                            ---------------------------
                                                                             JULY 13, 2005
                                                             SIX MONTHS       (DATE SALES
                                                                ENDED        COMMENCED) TO
                                                             JANUARY 31,       JULY 31,
                                                                2006             2005
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.27           $ 12.98
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)            (0.00)/(a)/
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.18/(b)/         0.29
----------------------------------------------------------------------------------------------
   Total from investment operations                              1.16              0.29
----------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 14.43           $ 13.27
----------------------------------------------------------------------------------------------
Total return/(c)/                                                8.74%/(b)/        2.23%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $27,605           $18,633
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.87%/(d)/        0.77%/(e)/
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.87%/(d)/        0.78%/(e)/
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets     (0.36)%/(d)/      (0.36)%/(e)/
----------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                       61%              199%
----------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net gains (losses) on securities (both realized and unrealized) per share and Total return include proceeds received from the Global Research
     Analyst Settlement. Net gains (losses) on securities (both realized and unrealized) per share and Total return excluding these proceeds would have been $1.09 and 8.06%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $21,732,305. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM SMALL COMPANY GROWTH FUND


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.
  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

AIM SMALL COMPANY GROWTH FUND

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation;
(ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM SMALL COMPANY GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR

Bruce L. Crockett    Lisa O. Brinkley                                          A I M Advisors, Inc.
Chair                Senior Vice President and Chief Compliance Officer        11 Greenway Plaza
                                                                               Suite 100
Albert R. Dowden     Russell C. Burk                                           Houston, TX 77046-1173
                     Senior Vice President and Senior Officer
Edward K. Dunn, Jr.                                                            TRANSFER AGENT
                     Kevin M. Carome
Jack M. Fields       Senior Vice President, Secretary and Chief Legal Officer  AIM Investment Services, Inc.
                                                                               P.O. Box 4739
Carl Frischling      Sidney M. Dilgren                                         Houston, TX 77210-4739
                     Vice President, Treasurer and Principal Financial Officer
Robert H. Graham                                                               CUSTODIAN
Vice Chair           J. Philip Ferguson
                     Vice President                                            State Street Bank and Trust Company
Prema Mathai-Davis                                                             225 Franklin Street
                     Karen Dunn Kelley                                         Boston, MA 02110-2801
Lewis F. Pennock     Vice President
                                                                               COUNSEL TO THE FUND
Ruth H. Quigley
                                                                               Ballard Spahr
Larry Soll                                                                     Andrews & Ingersoll, LLP
                                                                               1735 Market Street, 51st Floor
Raymond Stickel, Jr.                                                           Philadelphia, PA 19103-7599

Mark H. Williamson                                                             COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               1177 Avenue of the Americas
                                                                               New York, NY 10036-2714

                                                                               DISTRIBUTOR

                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

DOMESTIC EQUITY                                SECTOR EQUITY

AIM Aggressive Growth Fund/3/            AIM Advantage Health Sciences Fund
AIM Basic Balanced Fund*                 AIM Energy Fund
AIM Basic Value Fund                     AIM Financial Services Fund
AIM Blue Chip Fund/3/                    AIM Global Health Care Fund
AIM Capital Development Fund             AIM Global Real Estate Fund
AIM Charter Fund                         AIM Gold & Precious Metals Fund
AIM Constellation Fund                   AIM Leisure Fund
AIM Diversified Dividend Fund            AIM Multi-Sector Fund
AIM Dynamics Fund                        AIM Real Estate Fund/1/
AIM Large Cap Basic Value Fund           AIM Technology Fund
AIM Large Cap Growth Fund                AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/1/                FIXED INCOME
AIM Mid Cap Growth Fund/4/
AIM Opportunities I Fund                 TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund               AIM Floating Rate Fund
AIM Premier Equity Fund/4/               AIM High Yield Fund
AIM S&P 500 Index Fund                   AIM Income Fund
AIM Select Equity Fund                   AIM Intermediate Government Fund
AIM Small Cap Equity Fund                AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund/1/             AIM Money Market Fund
AIM Small Company Growth Fund/4/         AIM Short Term Bond Fund
AIM Summit Fund                          AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                Premier Portfolio
AIM Trimark Small Companies Fund         Premier U.S. Government Money Portfolio
AIM Weingarten Fund/3/
                                         TAX-FREE
*Domestic equity and income fund
                                         AIM High Income Municipal Fund/1/
    INTERNATIONAL/GLOBAL EQUITY          AIM Municipal Bond Fund
                                         AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund             AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund              Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund/1/             AIM ALLOCATION SOLUTIONS
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                   AIM Conservative Allocation Fund
AIM Global Growth Fund                   AIM Growth Allocation Fund/2/
AIM Global Value Fund                    AIM Moderate Allocation Fund
AIM International Core Equity Fund       AIM Moderate Growth Allocation Fund
AIM International Growth Fund            AIM Moderately Conservative Allocation
AIM International Small Company Fund/1/   Fund
AIM Trimark Fund
                                               DIVERSIFIED PORTFOLIOS

                                         AIM Income Allocation Fund
                                         AIM International Allocation Fund


/1/This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

/2/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

/3/Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

/4/Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

     If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

     A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.
--------------------------------------------------------------------------------
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

AIMinvestments.com              I-SCG-SAR-1             A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

Mutual    Retirement   Annuities   College    Separately   Offshore   Cash
Funds     Products                 Savings    Managed      Products   Management
                                   Plans      Accounts

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                          AIM S&P 500 INDEX FUND

                            Semiannual Report to Shareholders . January 31, 2006

                                  [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM S&P 500 INDEX FUND SEEKS TO PROVIDE BOTH PRICE PERFORMANCE AND INCOME COMPARABLE TO THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX.

.. Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

.. The S&P 500 Index could become less diversified if some of its largest components significantly increase in value relative to the index's other components.

.. The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500 Index. Therefore, when the S&P 500 Index drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500 Index. Because the Fund will incur operating expenses and transaction costs, the Fund's performance will not track the performance of the S&P 500 Index exactly.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX (the Lehman Aggregate), which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

.. The unmanaged LIPPER S&P 500 FUND Index represents an average of the performance of the 30 largest S&P 500 Index funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The unmanaged MSCI WORLD INDEX is a group of global securities tracked by Morgan Stanley Capital International.

.. The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

.. "Standard & Poor's --REGISTERED TRADEMARK--," "S&P --REGISTERED TRADEMARK--," "S&P 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by A I M Management Group, Inc. AIM S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in AIM S&P 500 Index Fund.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01474 and 002-26125.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

--------------------------------------------------------------------------------
FUND NASDAQ SYMBOLS

Investor Class Shares                                                      ISPIX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED              MAY LOSE VALUE                   NO BANK GUARANTEE
--------------------------------------------------------------------------------

AIMINVESTMENTS.COM

AIM S&P 500 INDEX FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

[GRAHAM PHOTO]      Although many concerns weighed on investors minds during the six months covered by this report, stocks and bonds posted gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned
                    4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                    Aggregate Bond Index gained 0.84%.

ROBERT H. GRAHAM      Within equity indexes, there was a good deal of
                    variation in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

[WILLIAMSON PHOTO]    Bond performance also varied, with short- and
                    intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

MARK H. WILLIAMSON    A number of key developments affected markets and the
                    economy during the reporting period:

                      . Hurricane Katrina, which devastated New Orleans in
                        August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                      . The Federal Reserve Board (the Fed) continued its
                        tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                      . Gasoline prices, which soared to a nationwide average
                        of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                      . In 2005, the economy created 2 million new jobs,
                        although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                      For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                      We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM         /S/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      President, A I M Advisors, Inc.
                    AIM Funds
                    March 21, 2006

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM S&P 500 INDEX FUND

  [CROCKETT PHOTO]


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

[CROCKETT PHOTO]    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

BRUCE L. CROCKETT     Some highlights of 2005 board activity:

                      . Board approval of voluntary fee reductions, which are
                        saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      . Board approval for the merger of 14 funds into other
                        AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                      . Board approval for portfolio management changes at 11
                        funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                      In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                      Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    MARCH 21, 2006

AIM S&P 500 INDEX FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

For the six-month reporting period ended January 31, 2006, Investor Class shares of AIM S&P 500 Index Fund delivered positive returns to shareholders, as shown in the table at right. As intended by its investment strategy, the Fund performed in line with the S&P 500 Index and the Lipper S&P 500 Fund Index, which also delivered positive returns for the six-month reporting period.

     The Lipper S&P 500 Fund Index consists of the 30 largest S&P 500 Index funds tracked by Lipper, Inc. Those funds, like AIM S&P 500 Index Fund, incur fund expenses and transaction costs when they buy or sell securities. The S&P 500 Index

--------------------------------------------------------------------------------
FUND VS. INDEXES

TOTAL RETURNS, 7/31/05-1/31/06, EXCLUDING

APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE
LOWER.

Investor Class Shares                 4.40%
S&P 500 Index (Broad Market Index/
Style-specific Index)                 4.67
Lipper S&P 500 Fund Index
(Peer Group Index)                    4.55

SOURCE: LIPPER INC.

does not incur expenses or transaction costs, and therefore its returns are likely to be slightly higher than those of the Fund.

     Your Fund's long-term performance is shown on Page 5.
--------------------------------------------------------------------------------

HOW WE INVEST

The Fund invests in the 500 stocks that compose the S&P 500 Index, and in the same proportion as the index. In selecting stocks for the Fund, we use a full replication strategy that duplicates the S&P 500 Index in holdings and weightings by sector, industry and individual stock. We make no effort to hedge against price movements in the S&P 500 Index. However, we use S&P 500 Index stock futures to fine-tune cash balances and accrued dividend income, allowing the Fund to stay virtually fully invested at all times. (Futures can be used to equitize cash until it can be invested in suitable equity investments.) This approach has limited tracking error to the S&P 500 Index to 0.54% for the period December 31, 1997 (the month-end closest to the Fund's inception date) to January 31, 2006. Tracking error is a statistic that measures the amount by which the performance of a portfolio differs from that of an index over a given time period.

     In managing the Fund, we:

.. Rebalance the portfolio every quarter to adjust for any changes that may have occurred in the S&P 500 Index

.. Make intra-quarter adjustments as necessary to keep the Fund's weighting of its holdings in line with that of the S&P 500 Index

..  Add a stock to the Fund when it is added to the S&P 500 Index

.. Sell a stock when it is deleted from the S&P 500 Index, or when a spin off occurs and the new company is not included in the S&P 500 Index

MARKET CONDITIONS AND YOUR FUND For the six months ended January 31, 2006, the U.S. stock market, as measured by the S&P 500 Index, returned 4.67%. The market was able to post the gain despite a litany of concerns including the impact of two major hurricanes hitting the Gulf Coast, continued federal funds tightening and elevated energy and commodity prices.

     Gross domestic product, a broad measure of the nation's economic activity, grew at an annualized rate of 4.1% in the third quarter, but fell to 1.6% annualized growth in the fourth quarter on lower consumer and federal government spending, and lower business investment in equipment and software. In its January 2006 Beige Book report, the U.S. Federal Reserve Board (the Fed) reported that, "Economic expansion continued across the twelve Federal Reserve Districts through the last several weeks of 2005." However, the Fed noted that non-labor input-cost increases continued to worry manufacturers.

                                                                     (continued)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION                 TOP 5 INDUSTRIES*                                TOP 10 EQUITY HOLDINGS*

By sector                                                                              1. Exxon Mobil Corp.               3.3%
                                                                                       2. General Electric Co.            2.9
Financials                     20.1%  1. Pharmaceuticals                        6.2%   3. Microsoft Corp.                 2.1
Information Technology         14.6   2. Integrated Oil & Gas                   5.9    4. Citigroup Inc.                  2.0
Health Care                    12.7   3. Industrial Conglomerates               3.9    5. Bank of America Corp.           1.7
Industrials                    10.6   4. Diversified Banks                      3.8    6. Procter & Gamble Co. (The)      1.7
Consumer Discretionary         10.4   5. Other Diversified Financial Services   3.1    7. Pfizer Inc.                     1.6
Energy                         10.0                                                    8. Johnson & Johnson               1.4
Consumer Staples                9.0                                                    9. American International
Utilities                       3.2                                                       Group, Inc.                     1.4
Telecommunication Services      3.0                                                    10. Altria Group, Inc.             1.3
Materials                       2.9
U.S. Treasury Bills,
Repurchase Agreements And
Other Assets
Less Liabilities                3.5


                                      TOTAL NET ASSETS            $232.3 MILLION
                                      TOTAL NUMBER OF HOLDINGS*              500

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding Treasury securities and repurchase agreements.
--------------------------------------------------------------------------------

AIM S&P 500 INDEX FUND

     In a separate release from the Fed discussing its latest increase in the federal funds target rate on January 31, it was noted that, "...the expansion in economic activity appears solid. Core inflation has stayed relatively low in recent months and longer-term inflation expectations remain contained. Nevertheless, possible increases in resource utilization as well as elevated energy prices have the potential to add to inflation pressures." Concerns about the future direction of interest rates and inflation, among other factors, resulted in muted returns for the S&P 500 Index.

     Because the Fund is an index fund, its performance is greatly affected by overall market trends, particularly by the performance of the various sectors that compose the S&P 500 Index. Of the 10 sectors that compose the index, eight posted positive returns over the period, while only two posted negative returns.

     The financials and energy sectors were the primary drivers of performance for the index and your Fund during the period. The financials sector saw strong performance in the fourth quarter, led by the insurance industry. In the wake of the active hurricane season experienced in the third quarter of 2005, expectations for stronger pricing and better profitability lifted share prices of many of these firms. Another group with good performance in the financials sector was investment banking and brokerage stocks. Among the Fund's holdings in this industry that contributed to performance was GOLDMAN SACHS . Increased merger and acquisition activity, along with increased trading volume and a growing asset management business, helped lift the company's stock price during the period.

     Most energy companies benefited from higher oil and natural gas prices stemming from supply disruptions resulting from hurricane damage and geopolitical uncertainty. These higher prices allowed some firms in the sector to post record profits despite having these prices moderate during the fourth quarter. One of the Fund's top performers was SCHLUMBERGER , an oil and gas equipment and services company. The company benefited from these higher prices through increased demand for its products and services from oil and gas exploration and production companies that needed to upgrade antiquated service and exploration equipment in order to meet global energy demand and capitalize on elevated prices. Other sectors that contributed meaningfully to performance included information technology, industrials and materials.

     Consumer discretionary was the weakest sector in the S&P 500 Index for the reporting period. Consumer discretionary stocks tend to underperform the broader equity market in an environment of rising interest rates and higher energy prices, which tend to hinder consumer spending. GENERAL MOTORS, a stock in the consumer discretionary sector and a detractor from Fund performance, felt the effect of these two factors over the prior six months. General Motors has had to deal with increased competition from foreign auto manufacturers and significant legacy costs related to employee benefit programs and union contracts. Additionally, the specter of higher fuel costs and higher car note payments due to higher consumer credit loan rates led to a drop in auto sales in the fourth quarter, reducing the company's revenues and stock price. The only other sector to experience negative returns for the period was telecommunication services.

IN CLOSING
The broad market showed strength in November after experiencing choppy returns for the preceding three months. The market then paused in December before posting a strong rally in January. Because markets can exhibit erratic periods such as this, we encourage investors to look beyond short-term market movements and maintain a long-term investment horizon. We thank you for your continued participation in AIM S&P 500 Index Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

     See important Fund and index disclosures inside front cover.

JEREMY LEFKOWITZ, portfolio manager, is lead manager of AIM S&P 500 Index Fund. He began his career in 1968 and is a former director of the research division of the Futures Industry Association and of the research division of the National Options and Futures Society. Mr. Lefkowitz earned a B.S. degree in industrial engineering in 1967 and an M.B.A. in finance in 1969, both from Columbia University.

MAUREEN DONNELLAN, portfolio manager, is a manager of AIM S&P 500 Index Fund. She has worked with the advisor, its affiliates and/or predecessors since 1974 and assumed her current duties in 2003. Ms. Donnellan is registered with the National Futures Association.

W. LAWSON MCWHORTER, portfolio manager, is a manager of AIM S&P 500 Index Fund. He has been associated with the advisor and/or its affiliates, and has been responsible for the Fund, since 2005.

WILLIAM E. MERSON , portfolio manager, is a manager of AIM S&P 500 Index Fund. He joined the advisor in 1982 after serving as a pilot in the U.S. Air Force from 1968 to 1973. Mr. Merson received a B.B.A. from Manhattan College in 1968 and an M.B.A. from New York University in 1989. He is registered with the National Futures Association.

DANIEL TSAI, portfolio manager, is manager of AIM S&P 500 Index Fund. Mr. Tsai joined the advisor in 2000. He earned a B.S. in mechanical engineering from National Taiwan University in 1985 and an M.S. in mechanical engineering from the University of Michigan in 1989. He also received an M.S. in computer science at Wayne State University in 1998. He is registered with the National Futures Association and is a CFA Level III candidate.

ANNE M. UNFLAT, portfolio manager, is a manager of AIM S&P 500 Index Fund. She has been associated with the advisor and/or its affiliates since 1988 and has been responsible for the Fund since 2006.

                              [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM S&P 500 INDEX FUND

YOUR FUND'S LONG-TERM PERFORMANCE

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/06, including applicable sales charges

INVESTOR CLASS SHARES
Inception (12/23/97)    5.05%
  5 Years              -0.35
  1 Year                9.81
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/05, most recent calendar quarter-end, including applicable sales charges

INVESTOR CLASS SHARES
Inception (12/23/97)    4.76%
  5 Years              -0.19
  1 Year                4.26
--------------------------------------------------------------------------------

     INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END OR A CONTINGENT DEFERRED SALES CHARGE; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

     A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 30 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

AIM S&P 500 INDEX FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

     THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN THE FUND AND OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       ACTUAL                        HYPOTHETICAL
                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING         ENDING        EXPENSES         ENDING              EXPENSES    ANNUALIZED
SHARE     ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING   ACCOUNT VALUE         PAID DURING    EXPENSE
CLASS        (8/1/05)       (1/31/06)/1/     PERIOD/2/      (1/31/06)            PERIOD/2/      RATIO
Investor   $ 1,000.00        $ 1,044.00       $ 3.09        $ 1,022.18            $ 3.06         0.60%

/1/ The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

/2/ Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

                                        [ARROW
                                        BUTTON   For More Information Visit
                                        IMAGE]   AIMINVESTMENTS.COM

AIM S&P 500 INDEX FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Stock Funds (the "Board") oversees the management of AIM S&P 500 Index Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. However, due to the Fund's under-performance, the Board also concluded that it would be appropriate for management and the Board to continue to closely monitor the performance of the Fund.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper S&P 500 Fund Index. The Board noted that the Fund's performance for the one year period was comparable to the performance of such Index and for the three and five year periods was below such Index. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. However, due to the Fund's under-performance, the Board also concluded that it would be appropriate for management and the Board to continue to closely monitor the performance of the Fund.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale, although the advisory fee waiver reflects economies of scale.

.. Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

                                                                     (continued)

AIM S&P 500 INDEX FUND

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

APPROVAL OF SUB-ADVISORY AGREEMENT
The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

.. The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.

.. The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund 's portfolio management team at this time. However, due to the Fund's under-performance, the Board also concluded that it would be appropriate for management and the Board to continue to closely monitor the performance of the Fund.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper S&P 500 Fund Index. The Board noted that the Fund's performance for the one year period was comparable to the performance of such Index and for the three and five year periods was below such Index. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. However, due to the Fund's under-performance, the Board also concluded that it would be appropriate for management and the Board to continue to closely monitor the performance of the Fund.

.. Meetings with the Fund's portfolio managers and investment personnel. The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.

.. Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.

.. Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM S&P 500 INDEX FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS

For periods ended 1/31/06

Inception (12/23/97)     5.05%
   5 Years              -0.25
   1 Year                9.96
   6 Months*             4.45
================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/05, most recent calendar quarter-end

Inception (12/23/97)     4.77%
   5 Years              -0.08
   1 Year                4.51
   6 Months*             5.51

*Cumulative total return that has not been annualized
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

     A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 30 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.

--------------------------------------------------------------------------------
NASDAQ SYMBOL                                                              ISIIX
--------------------------------------------------------------------------------

                                   Over for information on your Fund's expenses.

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

                       FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                    [YOUR GOALS.
                                   OUR SOLUTIONS.]        [AIM INVESTMENTS LOGO]
                              - REGISTERED TRADEMARK -  - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM                I-SPI-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                           ACTUAL                     HYPOTHETICAL
                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING        ENDING        EXPENSES        ENDING            EXPENSES      ANNUALIZED
SHARE          ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE        PAID DURING     EXPENSE
CLASS             (8/1/05)      (1/31/06)/1/    PERIOD/2/      (1/31/06)           PERIOD/2/       RATIO
Institutional  $    1,000.00   $   1,044.50     $    1.80      $ 1,023.44         $     1.79        0.35%

/1/The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

/2/Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
--------------------------------------------------------------------------------

AIMINVESTMENTS.COM               I-SPI-INS-2            A I M Distributors, Inc.

AIM S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                   SHARES     VALUE
        ---------------------------------------------------------------
        COMMON STOCKS & OTHER EQUITY
         INTERESTS-96.42%

        ADVERTISING-0.16%
        Interpublic Group of Cos., Inc. (The)/(a)/  8,338 $      84,214
        ---------------------------------------------------------------
        Omnicom Group Inc.                          3,492       285,611
        ---------------------------------------------------------------
                                                                369,825
        ---------------------------------------------------------------

        AEROSPACE & DEFENSE-2.15%
        Boeing Co. (The)                           15,636     1,068,095
        ---------------------------------------------------------------
        General Dynamics Corp.                      3,898       453,571
        ---------------------------------------------------------------
        Goodrich Corp.                              2,380        93,701
        ---------------------------------------------------------------
        Honeywell International Inc.               16,323       627,130
        ---------------------------------------------------------------
        L-3 Communications Holdings, Inc.           2,326       188,453
        ---------------------------------------------------------------
        Lockheed Martin Corp.                       6,925       468,476
        ---------------------------------------------------------------
        Northrop Grumman Corp.                      6,881       427,517
        ---------------------------------------------------------------
        Raytheon Co.                                8,653       354,513
        ---------------------------------------------------------------
        Rockwell Collins, Inc.                      3,346       156,994
        ---------------------------------------------------------------
        United Technologies Corp.                  19,731     1,151,698
        ---------------------------------------------------------------
                                                              4,990,148
        ---------------------------------------------------------------

        AGRICULTURAL PRODUCTS-0.17%
        Archer-Daniels-Midland Co.                 12,652       398,538
        ---------------------------------------------------------------

        AIR FREIGHT & LOGISTICS-0.97%
        FedEx Corp.                                 5,869       593,649
        ---------------------------------------------------------------
        Ryder System, Inc.                          1,242        55,517
        ---------------------------------------------------------------
        United Parcel Service, Inc.-Class B        21,376     1,601,276
        ---------------------------------------------------------------
                                                              2,250,442
        ---------------------------------------------------------------

        AIRLINES-0.10%
        Southwest Airlines Co.                     13,512       222,408
        ---------------------------------------------------------------

        ALUMINUM-0.23%
        Alcoa Inc.                                 16,855       530,932
        ---------------------------------------------------------------

        APPAREL RETAIL-0.25%
        Gap, Inc. (The)                            11,117       201,107
        ---------------------------------------------------------------
        Limited Brands, Inc.                        6,744       159,563
        ---------------------------------------------------------------
        TJX Cos., Inc. (The)                        8,923       227,804
        ---------------------------------------------------------------
                                                                588,474
        ---------------------------------------------------------------

        APPAREL, ACCESSORIES & LUXURY
         GOODS-0.22%
        Coach, Inc./(a)/                            7,361       264,628
        ---------------------------------------------------------------
        Jones Apparel Group, Inc.                   2,262        70,755
        ---------------------------------------------------------------
        Liz Claiborne, Inc.                         2,049        71,141
        ---------------------------------------------------------------
        V. F. Corp.                                 1,722        95,537
        ---------------------------------------------------------------
                                                                502,061
        ---------------------------------------------------------------

                                                 SHARES     VALUE
          -----------------------------------------------------------

          APPLICATION SOFTWARE-0.44%
          Adobe Systems Inc.                     11,645 $     462,539
          -----------------------------------------------------------
          Autodesk, Inc.                          4,470       181,437
          -----------------------------------------------------------
          Citrix Systems, Inc./(a)/               3,415       105,319
          -----------------------------------------------------------
          Compuware Corp./(a)/                    7,504        61,833
          -----------------------------------------------------------
          Intuit Inc./(a)/                        3,427       179,335
          -----------------------------------------------------------
          Parametric Technology Corp./(a)/        5,274        33,015
          -----------------------------------------------------------
                                                            1,023,478
          -----------------------------------------------------------

          ASSET MANAGEMENT & CUSTODY
           BANKS-0.93%
          Ameriprise Financial, Inc.              4,764       193,847
          -----------------------------------------------------------
          Bank of New York Co., Inc. (The)       14,918       474,542
          -----------------------------------------------------------
          Federated Investors, Inc.-Class B       1,640        63,320
          -----------------------------------------------------------
          Franklin Resources, Inc.                2,875       283,187
          -----------------------------------------------------------
          Janus Capital Group Inc.                4,177        87,258
          -----------------------------------------------------------
          Mellon Financial Corp.                  8,098       285,616
          -----------------------------------------------------------
          Northern Trust Corp.                    3,593       187,591
          -----------------------------------------------------------
          State Street Corp.                      6,351       383,981
          -----------------------------------------------------------
          T. Rowe Price Group Inc.                2,531       193,444
          -----------------------------------------------------------
                                                            2,152,786
          -----------------------------------------------------------

          AUTO PARTS & EQUIPMENT-0.12%
          Dana Corp.                              2,912        14,181
          -----------------------------------------------------------
          Johnson Controls, Inc.                  3,737       258,750
          -----------------------------------------------------------
                                                              272,931
          -----------------------------------------------------------

          AUTOMOBILE MANUFACTURERS-0.25%
          Ford Motor Co.                         35,983       308,734
          -----------------------------------------------------------
          General Motors Corp.                   10,954       263,553
          -----------------------------------------------------------
                                                              572,287
          -----------------------------------------------------------

          AUTOMOTIVE RETAIL-0.08%
          AutoNation, Inc./(a)/                   3,506        78,149
          -----------------------------------------------------------
          AutoZone, Inc./(a)/                     1,069       104,495
          -----------------------------------------------------------
                                                              182,644
          -----------------------------------------------------------

          BIOTECHNOLOGY-1.42%
          Amgen Inc./(a)/                        23,908     1,742,654
          -----------------------------------------------------------
          Applera Corp.-Applied Biosystems Group  3,639       103,129
          -----------------------------------------------------------
          Biogen Idec Inc./(a)/                   6,573       294,142
          -----------------------------------------------------------
          Chiron Corp./(a)/                       2,113        96,353
          -----------------------------------------------------------
          Genzyme Corp./(a)/                      5,001       354,771
          -----------------------------------------------------------
          Gilead Sciences, Inc./(a)/              8,870       539,917
          -----------------------------------------------------------
          MedImmune, Inc./(a)/                    4,765       162,582
          -----------------------------------------------------------
                                                            3,293,548
          -----------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                   SHARES      VALUE
        ----------------------------------------------------------------

        BREWERS-0.30%
        Anheuser-Busch Cos., Inc.                   15,037 $     623,133
        ----------------------------------------------------------------
        Molson Coors Brewing Co.-Class B             1,093        68,312
        ----------------------------------------------------------------
                                                                 691,445
        ----------------------------------------------------------------

        BROADCASTING & CABLE TV-0.90%
        CBS Corp.-Class B                           14,967       391,088
        ----------------------------------------------------------------
        Clear Channel Communications, Inc.          10,470       306,457
        ----------------------------------------------------------------
        Comcast Corp.-Class A/(a)/                  42,062     1,170,165
        ----------------------------------------------------------------
        Scripps Co. (E.W.) (The)-Class A             1,647        79,616
        ----------------------------------------------------------------
        Univision Communications Inc.-Class A/(a)/   4,330       137,867
        ----------------------------------------------------------------
                                                               2,085,193
        ----------------------------------------------------------------

        BUILDING PRODUCTS-0.16%
        American Standard Cos. Inc.                  3,540       127,440
        ----------------------------------------------------------------
        Masco Corp.                                  8,208       243,367
        ----------------------------------------------------------------
                                                                 370,807
        ----------------------------------------------------------------

        CASINOS & GAMING-0.21%
        Harrah's Entertainment, Inc.                 3,559       261,942
        ----------------------------------------------------------------
        International Game Technology                6,526       233,500
        ----------------------------------------------------------------
                                                                 495,442
        ----------------------------------------------------------------

        COMMERCIAL PRINTING-0.06%
        Donnelley (R.R.) & Sons Co.                  4,208       137,181
        ----------------------------------------------------------------

        COMMUNICATIONS EQUIPMENT-2.78%
        ADC Telecommunications, Inc./(a)/            2,256        57,212
        ----------------------------------------------------------------
        Andrew Corp./(a)/                            3,146        40,804
        ----------------------------------------------------------------
        Avaya Inc./(a)/                              8,110        85,560
        ----------------------------------------------------------------
        Ciena Corp./(a)/                            11,195        44,780
        ----------------------------------------------------------------
        Cisco Systems, Inc./(a)/                   118,984     2,209,533
        ----------------------------------------------------------------
        Comverse Technology, Inc./(a)/               3,912       107,150
        ----------------------------------------------------------------
        Corning Inc./(a)/                           29,519       718,788
        ----------------------------------------------------------------
        JDS Uniphase Corp./(a)/                     32,007       100,182
        ----------------------------------------------------------------
        Lucent Technologies Inc./(a)/               86,099       227,301
        ----------------------------------------------------------------
        Motorola, Inc.                              48,247     1,095,689
        ----------------------------------------------------------------
        QUALCOMM Inc.                               31,848     1,527,430
        ----------------------------------------------------------------
        Scientific-Atlanta, Inc.                     2,974       127,168
        ----------------------------------------------------------------
        Tellabs, Inc./(a)/                           8,686       111,094
        ----------------------------------------------------------------
                                                               6,452,691
        ----------------------------------------------------------------

        COMPUTER & ELECTRONICS RETAIL-0.23%
        Best Buy Co., Inc.                           7,916       401,025
        ----------------------------------------------------------------
        Circuit City Stores, Inc.                    3,033        76,462
        ----------------------------------------------------------------
        RadioShack Corp.                             2,607        57,875
        ----------------------------------------------------------------
                                                                 535,362
        ----------------------------------------------------------------

        COMPUTER HARDWARE-3.11%
        Apple Computer, Inc./(a)/                   16,324     1,232,625
        ----------------------------------------------------------------
        Dell Inc./(a)/                              45,589     1,336,214
        ----------------------------------------------------------------
        Gateway, Inc./(a)/                           5,131        13,956
        ----------------------------------------------------------------

                                                      SHARES     VALUE
      --------------------------------------------------------------------

      COMPUTER HARDWARE-(CONTINUED)
      Hewlett-Packard Co.                             55,496 $   1,730,365
      --------------------------------------------------------------------
      International Business Machines Corp.           30,595     2,487,373
      --------------------------------------------------------------------
      NCR Corp./(a)/                                   3,556       132,105
      --------------------------------------------------------------------
      Sun Microsystems, Inc./(a)/                     66,135       297,607
      --------------------------------------------------------------------
                                                                 7,230,245
      --------------------------------------------------------------------

      COMPUTER STORAGE & PERIPHERALS-0.44%
      EMC Corp./(a)/                                  46,309       620,541
      --------------------------------------------------------------------
      Lexmark International, Inc.-Class A/(a)/         2,247       109,137
      --------------------------------------------------------------------
      Network Appliance, Inc./(a)/                     7,207       224,858
      --------------------------------------------------------------------
      QLogic Corp./(a)/                                1,558        61,806
      --------------------------------------------------------------------
                                                                 1,016,342
      --------------------------------------------------------------------

      CONSTRUCTION & ENGINEERING-0.06%
      Fluor Corp.                                      1,681       147,844
      --------------------------------------------------------------------

      CONSTRUCTION & FARM MACHINERY & HEAVY
       TRUCKS-0.68%
      Caterpillar Inc.                                13,175       894,582
      --------------------------------------------------------------------
      Cummins Inc.                                       906        88,154
      --------------------------------------------------------------------
      Deere & Co.                                      4,671       335,191
      --------------------------------------------------------------------
      Navistar International Corp./(a)/                1,194        32,477
      --------------------------------------------------------------------
      PACCAR Inc.                                      3,278       228,149
      --------------------------------------------------------------------
                                                                 1,578,553
      --------------------------------------------------------------------

      CONSTRUCTION MATERIALS-0.06%
      Vulcan Materials Co.                             1,972       141,747
      --------------------------------------------------------------------

      CONSUMER ELECTRONICS-0.06%
      Harman International Industries, Inc.            1,276       140,360
      --------------------------------------------------------------------

      CONSUMER FINANCE-0.95%
      American Express Co.                            24,051     1,261,475
      --------------------------------------------------------------------
      Capital One Financial Corp.                      5,801       483,223
      --------------------------------------------------------------------
      SLM Corp.                                        8,082       452,269
      --------------------------------------------------------------------
                                                                 2,196,967
      --------------------------------------------------------------------

      DATA PROCESSING & OUTSOURCED
       SERVICES-0.97%
      Affiliated Computer Services, Inc.-Class A/(a)/  2,407       150,678
      --------------------------------------------------------------------
      Automatic Data Processing, Inc.                 11,168       490,722
      --------------------------------------------------------------------
      Computer Sciences Corp./(a)/                     3,583       181,658
      --------------------------------------------------------------------
      Convergys Corp./(a)/                             2,711        46,629
      --------------------------------------------------------------------
      Electronic Data Systems Corp.                   10,102       254,469
      --------------------------------------------------------------------
      First Data Corp.                                14,799       667,435
      --------------------------------------------------------------------
      Fiserv, Inc./(a)/                                3,573       157,141
      --------------------------------------------------------------------
      Paychex, Inc.                                    6,459       234,785
      --------------------------------------------------------------------
      Sabre Holdings Corp.-Class A                     2,541        62,254
      --------------------------------------------------------------------
                                                                 2,245,771
      --------------------------------------------------------------------

      DEPARTMENT STORES-0.58%
      Dillard's, Inc.-Class A                          1,193        30,899
      --------------------------------------------------------------------
      Federated Department Stores, Inc.                5,272       351,273
      --------------------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                    SHARES     VALUE
       -----------------------------------------------------------------

       DEPARTMENT STORES-(CONTINUED)
       J.C. Penney Co., Inc.                         4,498 $     250,988
       -----------------------------------------------------------------
       Kohl's Corp./(a)/                             6,677       296,392
       -----------------------------------------------------------------
       Nordstrom, Inc.                               4,234       176,642
       -----------------------------------------------------------------
       Sears Holdings Corp./(a)/                     1,933       234,744
       -----------------------------------------------------------------
                                                               1,340,938
       -----------------------------------------------------------------

       DISTILLERS & VINTNERS-0.09%
       Brown-Forman Corp.-Class B                    1,608       114,039
       -----------------------------------------------------------------
       Constellation Brands, Inc.-Class A/(a)/       3,810       101,689
       -----------------------------------------------------------------
                                                                 215,728
       -----------------------------------------------------------------

       DISTRIBUTORS-0.06%
       Genuine Parts Co.                             3,360       142,901
       -----------------------------------------------------------------

       DIVERSIFIED BANKS-3.82%
       Bank of America Corp.                        89,971     3,979,417
       -----------------------------------------------------------------
       Comerica Inc.                                 3,200       177,504
       -----------------------------------------------------------------
       U.S. Bancorp                                 35,183     1,052,324
       -----------------------------------------------------------------
       Wachovia Corp.                               30,091     1,649,890
       -----------------------------------------------------------------
       Wells Fargo & Co.                            32,391     2,019,903
       -----------------------------------------------------------------
                                                               8,879,038
       -----------------------------------------------------------------

       DIVERSIFIED CHEMICALS-0.85%
       Ashland Inc.                                  1,390        91,629
       -----------------------------------------------------------------
       Dow Chemical Co. (The)                       18,694       790,756
       -----------------------------------------------------------------
       E.I. du Pont de Nemours and Co.              17,808       697,183
       -----------------------------------------------------------------
       Eastman Chemical Co.                          1,578        76,075
       -----------------------------------------------------------------
       Engelhard Corp.                               2,322        93,577
       -----------------------------------------------------------------
       Hercules Inc./(a)/                            2,136        25,013
       -----------------------------------------------------------------
       PPG Industries, Inc.                          3,235       192,483
       -----------------------------------------------------------------
                                                               1,966,716
       -----------------------------------------------------------------

       DIVERSIFIED COMMERCIAL & PROFESSIONAL
        SERVICES-0.23%
       Cendant Corp.                                19,842       332,155
       -----------------------------------------------------------------
       Cintas Corp.                                  2,667       113,614
       -----------------------------------------------------------------
       Equifax Inc.                                  2,515        96,375
       -----------------------------------------------------------------
                                                                 542,144
       -----------------------------------------------------------------

       DIVERSIFIED METALS & MINING-0.23%
       Freeport-McMoRan Copper & Gold, Inc.-Class B  3,564       228,987
       -----------------------------------------------------------------
       Phelps Dodge Corp.                            1,966       315,543
       -----------------------------------------------------------------
                                                                 544,530
       -----------------------------------------------------------------

       DRUG RETAIL-0.55%
       CVS Corp.                                    15,770       437,775
       -----------------------------------------------------------------
       Walgreen Co.                                 19,604       848,461
       -----------------------------------------------------------------
                                                               1,286,236
       -----------------------------------------------------------------

       EDUCATION SERVICES-0.07%
       Apollo Group, Inc.-Class A/(a)/               2,818       156,878
       -----------------------------------------------------------------

                                                   SHARES     VALUE
        ---------------------------------------------------------------

        ELECTRIC UTILITIES-1.51%
        Allegheny Energy, Inc./(a)/                 3,154 $     109,728
        ---------------------------------------------------------------
        American Electric Power Co., Inc.           7,625       284,565
        ---------------------------------------------------------------
        Cinergy Corp.                               3,862       167,804
        ---------------------------------------------------------------
        Edison International                        6,310       276,504
        ---------------------------------------------------------------
        Entergy Corp.                               4,018       279,291
        ---------------------------------------------------------------
        Exelon Corp.                               12,924       742,096
        ---------------------------------------------------------------
        FirstEnergy Corp.                           6,388       320,039
        ---------------------------------------------------------------
        FPL Group, Inc.                             7,647       319,568
        ---------------------------------------------------------------
        Pinnacle West Capital Corp.                 1,917        81,683
        ---------------------------------------------------------------
        PPL Corp.                                   7,362       221,817
        ---------------------------------------------------------------
        Progress Energy, Inc.                       4,874       212,604
        ---------------------------------------------------------------
        Southern Co. (The)                         14,362       499,798
        ---------------------------------------------------------------
                                                              3,515,497
        ---------------------------------------------------------------

        ELECTRICAL COMPONENTS &
         EQUIPMENT-0.46%
        American Power Conversion Corp.             3,328        78,874
        ---------------------------------------------------------------
        Cooper Industries, Ltd.-Class A             1,774       144,847
        ---------------------------------------------------------------
        Emerson Electric Co.                        7,956       616,192
        ---------------------------------------------------------------
        Rockwell Automation, Inc.                   3,469       229,197
        ---------------------------------------------------------------
                                                              1,069,110
        ---------------------------------------------------------------

        ELECTRONIC EQUIPMENT
         MANUFACTURERS-0.16%
        Agilent Technologies, Inc./(a)/             7,962       269,991
        ---------------------------------------------------------------
        Symbol Technologies, Inc.                   4,860        60,021
        ---------------------------------------------------------------
        Tektronix, Inc.                             1,602        47,259
        ---------------------------------------------------------------
                                                                377,271
        ---------------------------------------------------------------

        ELECTRONIC MANUFACTURING SERVICES-0.14%
        Jabil Circuit, Inc./(a)/                    3,369       136,108
        ---------------------------------------------------------------
        Molex Inc.                                  2,780        84,095
        ---------------------------------------------------------------
        Sanmina-SCI Corp./(a)/                     10,181        42,862
        ---------------------------------------------------------------
        Solectron Corp./(a)/                       17,697        67,603
        ---------------------------------------------------------------
                                                                330,668
        ---------------------------------------------------------------

        ENVIRONMENTAL & FACILITIES
         SERVICES-0.16%
        Allied Waste Industries, Inc./(a)/          4,227        38,423
        ---------------------------------------------------------------
        Waste Management, Inc.                     10,689       337,559
        ---------------------------------------------------------------
                                                                375,982
        ---------------------------------------------------------------

        FERTILIZERS & AGRICULTURAL CHEMICALS-0.19%
        Monsanto Co.                                5,200       439,972
        ---------------------------------------------------------------

        FOOD DISTRIBUTORS-0.16%
        Sysco Corp.                                12,015       368,620
        ---------------------------------------------------------------

        FOOD RETAIL-0.40%
        Albertson's, Inc.                           7,142       179,621
        ---------------------------------------------------------------
        Kroger Co. (The)/(a)/                      14,040       258,336
        ---------------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                   SHARES     VALUE
         --------------------------------------------------------------

         FOOD RETAIL-(CONTINUED)
         Safeway Inc.                               8,703 $     203,998
         --------------------------------------------------------------
         SUPERVALU Inc.                             2,637        84,199
         --------------------------------------------------------------
         Whole Foods Market, Inc.                   2,666       196,937
         --------------------------------------------------------------
                                                                923,091
         --------------------------------------------------------------

         FOOTWEAR-0.13%
         NIKE, Inc.-Class B                         3,681       297,977
         --------------------------------------------------------------

         FOREST PRODUCTS-0.17%
         Louisiana-Pacific Corp.                    2,041        60,107
         --------------------------------------------------------------
         Weyerhaeuser Co.                           4,711       328,639
         --------------------------------------------------------------
                                                                388,746
         --------------------------------------------------------------

         GAS UTILITIES-0.03%
         Nicor Inc.                                   855        34,970
         --------------------------------------------------------------
         Peoples Energy Corp.                         738        27,468
         --------------------------------------------------------------
                                                                 62,438
         --------------------------------------------------------------

         GENERAL MERCHANDISE STORES-0.49%
         Big Lots, Inc./(a)/                        2,206        29,494
         --------------------------------------------------------------
         Dollar General Corp.                       6,132       103,631
         --------------------------------------------------------------
         Family Dollar Stores, Inc.                 3,007        72,018
         --------------------------------------------------------------
         Target Corp.                              17,029       932,338
         --------------------------------------------------------------
                                                              1,137,481
         --------------------------------------------------------------

         GOLD-0.23%
         Newmont Mining Corp.                       8,654       534,817
         --------------------------------------------------------------

         HEALTH CARE DISTRIBUTORS-0.51%
         AmerisourceBergen Corp.                    4,038       176,218
         --------------------------------------------------------------
         Cardinal Health, Inc.                      8,294       597,500
         --------------------------------------------------------------
         McKesson Corp.                             5,959       315,827
         --------------------------------------------------------------
         Patterson Cos. Inc./(a)/                   2,678        92,471
         --------------------------------------------------------------
                                                              1,182,016
         --------------------------------------------------------------

         HEALTH CARE EQUIPMENT-1.99%
         Bard (C.R.), Inc.                          2,031       128,806
         --------------------------------------------------------------
         Baxter International Inc.                 12,079       445,111
         --------------------------------------------------------------
         Becton, Dickinson and Co.                  4,881       316,289
         --------------------------------------------------------------
         Biomet, Inc.                               4,824       182,395
         --------------------------------------------------------------
         Boston Scientific Corp./(a)/              11,428       249,930
         --------------------------------------------------------------
         Fisher Scientific International Inc./(a)/  2,375       158,816
         --------------------------------------------------------------
         Guidant Corp.                              6,426       472,954
         --------------------------------------------------------------
         Hospira, Inc./(a)/                         3,115       139,396
         --------------------------------------------------------------
         Medtronic, Inc.                           23,430     1,323,092
         --------------------------------------------------------------
         PerkinElmer, Inc.                          2,533        57,600
         --------------------------------------------------------------
         St. Jude Medical, Inc./(a)/                7,100       348,823
         --------------------------------------------------------------
         Stryker Corp.                              5,647       281,785
         --------------------------------------------------------------
         Thermo Electron Corp./(a)/                 3,141       105,663
         --------------------------------------------------------------
         Waters Corp./(a)/                          2,140        89,773
         --------------------------------------------------------------
         Zimmer Holdings, Inc./(a)/                 4,798       330,822
         --------------------------------------------------------------
                                                              4,631,255
         --------------------------------------------------------------

                                                     SHARES     VALUE
      -------------------------------------------------------------------

      HEALTH CARE FACILITIES-0.27%
      HCA Inc.                                        8,210 $     402,947
      -------------------------------------------------------------------
      Health Management Associates, Inc.-Class A      4,787       100,623
      -------------------------------------------------------------------
      Manor Care, Inc.                                1,532        59,901
      -------------------------------------------------------------------
      Tenet Healthcare Corp./(a)/                     9,092        66,099
      -------------------------------------------------------------------
                                                                  629,570
      -------------------------------------------------------------------

      HEALTH CARE SERVICES-0.61%
      Caremark Rx, Inc./(a)/                          8,712       429,502
      -------------------------------------------------------------------
      Express Scripts, Inc./(a)/                      2,820       257,438
      -------------------------------------------------------------------
      IMS Health Inc.                                 4,487       110,380
      -------------------------------------------------------------------
      Laboratory Corp. of America Holdings/(a)/       2,574       150,965
      -------------------------------------------------------------------
      Medco Health Solutions, Inc./(a)/               5,956       322,220
      -------------------------------------------------------------------
      Quest Diagnostics Inc.                          3,209       158,621
      -------------------------------------------------------------------
                                                                1,429,126
      -------------------------------------------------------------------

      HEALTH CARE SUPPLIES-0.06%
      Bausch & Lomb Inc.                              1,041        70,320
      -------------------------------------------------------------------
      Millipore Corp./(a)/                            1,008        69,330
      -------------------------------------------------------------------
                                                                  139,650
      -------------------------------------------------------------------

      HOME ENTERTAINMENT SOFTWARE-0.14%
      Electronic Arts Inc./(a)/                       5,821       317,710
      -------------------------------------------------------------------

      HOME FURNISHINGS-0.04%
      Leggett & Platt, Inc.                           3,563        87,721
      -------------------------------------------------------------------

      HOME IMPROVEMENT RETAIL-1.18%
      Home Depot, Inc. (The)                         41,148     1,668,551
      -------------------------------------------------------------------
      Lowe's Cos., Inc.                              15,145       962,465
      -------------------------------------------------------------------
      Sherwin-Williams Co. (The)                      2,172       114,899
      -------------------------------------------------------------------
                                                                2,745,915
      -------------------------------------------------------------------

      HOMEBUILDING-0.35%
      Centex Corp.                                    2,474       176,619
      -------------------------------------------------------------------
      D.R. Horton, Inc.                               5,272       196,751
      -------------------------------------------------------------------
      KB HOME                                         1,516       115,519
      -------------------------------------------------------------------
      Lennar Corp.-Class A                            2,660       166,410
      -------------------------------------------------------------------
      Pulte Homes, Inc.                               4,155       165,785
      -------------------------------------------------------------------
                                                                  821,084
      -------------------------------------------------------------------

      HOMEFURNISHING RETAIL-0.09%
      Bed Bath & Beyond Inc./(a)/                     5,749       215,070
      -------------------------------------------------------------------

      HOTELS, RESORTS & CRUISE LINES-0.46%
      Carnival Corp./(b)/                             8,391       434,318
      -------------------------------------------------------------------
      Hilton Hotels Corp.                             6,353       158,380
      -------------------------------------------------------------------
      Marriott International, Inc.-Class A            3,188       212,448
      -------------------------------------------------------------------
      Starwood Hotels & Resorts Worldwide, Inc./(c)/  4,246       258,199
      -------------------------------------------------------------------
                                                                1,063,345
      -------------------------------------------------------------------

      HOUSEHOLD APPLIANCES-0.16%
      Black & Decker Corp. (The)                      1,518       131,003
      -------------------------------------------------------------------
      Maytag Corp.                                    1,522        26,209
      -------------------------------------------------------------------
      Snap-on Inc.                                    1,122        45,026
      -------------------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                SHARES      VALUE
           ----------------------------------------------------------

           HOUSEHOLD APPLIANCES-(CONTINUED)
           Stanley Works (The)                    1,408 $      69,048
           ----------------------------------------------------------
           Whirlpool Corp.                        1,306       105,368
           ----------------------------------------------------------
                                                              376,654
           ----------------------------------------------------------

           HOUSEHOLD PRODUCTS-2.19%
           Clorox Co. (The)                       2,918       174,642
           ----------------------------------------------------------
           Colgate-Palmolive Co.                 10,034       550,766
           ----------------------------------------------------------
           Kimberly-Clark Corp.                   9,049       516,879
           ----------------------------------------------------------
           Procter & Gamble Co. (The)            64,925     3,845,508
           ----------------------------------------------------------
                                                            5,087,795
           ----------------------------------------------------------

           HOUSEWARES & SPECIALTIES-0.15%
           Fortune Brands, Inc.                   2,829       212,062
           ----------------------------------------------------------
           Newell Rubbermaid Inc.                 5,336       126,143
           ----------------------------------------------------------
                                                              338,205
           ----------------------------------------------------------

           HUMAN RESOURCE & EMPLOYMENT
            SERVICES-0.10%
           Monster Worldwide Inc./(a)/            2,384       101,701
           ----------------------------------------------------------
           Robert Half International Inc.         3,298       120,476
           ----------------------------------------------------------
                                                              222,177
           ----------------------------------------------------------

           HYPERMARKETS & SUPER CENTERS-1.16%
           Costco Wholesale Corp.                 9,144       456,194
           ----------------------------------------------------------
           Wal-Mart Stores, Inc.                 48,389     2,231,217
           ----------------------------------------------------------
                                                            2,687,411
           ----------------------------------------------------------

           INDEPENDENT POWER PRODUCERS & ENERGY
            TRADERS-0.62%
           AES Corp. (The)/(a)/                  12,652       215,590
           ----------------------------------------------------------
           Constellation Energy Group             3,456       201,381
           ----------------------------------------------------------
           Duke Energy Corp.                     17,967       509,364
           ----------------------------------------------------------
           Dynegy Inc.-Class A/(a)/               5,835        32,093
           ----------------------------------------------------------
           TXU Corp.                              9,352       473,585
           ----------------------------------------------------------
                                                            1,432,013
           ----------------------------------------------------------

           INDUSTRIAL CONGLOMERATES-3.88%
           3M Co.                                14,719     1,070,807
           ----------------------------------------------------------
           General Electric Co.                 204,674     6,703,074
           ----------------------------------------------------------
           Textron Inc.                           2,563       216,471
           ----------------------------------------------------------
           Tyco International Ltd.               38,993     1,015,768
           ----------------------------------------------------------
                                                            9,006,120
           ----------------------------------------------------------

           INDUSTRIAL GASES-0.26%
           Air Products and Chemicals, Inc.       4,297       265,082
           ----------------------------------------------------------
           Praxair, Inc.                          6,242       328,829
           ----------------------------------------------------------
                                                              593,911
           ----------------------------------------------------------

           INDUSTRIAL MACHINERY-0.71%
           Danaher Corp.                          4,594       260,204
           ----------------------------------------------------------
           Dover Corp.                            3,925       180,275
           ----------------------------------------------------------
           Eaton Corp.                            2,866       189,729
           ----------------------------------------------------------
           Illinois Tool Works Inc.               3,966       334,294
           ----------------------------------------------------------
           Ingersoll-Rand Co. Ltd.-Class A        6,407       251,603
           ----------------------------------------------------------

                                                    SHARES      VALUE
       ------------------------------------------------------------------

       INDUSTRIAL MACHINERY-(CONTINUED)
       ITT Industries, Inc.                           1,788 $     183,270
       ------------------------------------------------------------------
       Pall Corp.                                     2,406        69,293
       ------------------------------------------------------------------
       Parker Hannifin Corp.                          2,319       175,711
       ------------------------------------------------------------------
                                                                1,644,379
       ------------------------------------------------------------------

       INSURANCE BROKERS-0.23%
       Aon Corp.                                      6,198       212,096
       ------------------------------------------------------------------
       Marsh & McLennan Cos., Inc.                   10,551       320,645
       ------------------------------------------------------------------
                                                                  532,741
       ------------------------------------------------------------------

       INTEGRATED OIL & GAS-5.88%
       Amerada Hess Corp.                             1,549       239,785
       ------------------------------------------------------------------
       Chevron Corp.                                 43,486     2,582,199
       ------------------------------------------------------------------
       ConocoPhillips                                26,878     1,739,007
       ------------------------------------------------------------------
       Exxon Mobil Corp.                            120,532     7,563,383
       ------------------------------------------------------------------
       Marathon Oil Corp.                             7,098       545,623
       ------------------------------------------------------------------
       Murphy Oil Corp.                               3,198       182,286
       ------------------------------------------------------------------
       Occidental Petroleum Corp.                     8,333       814,217
       ------------------------------------------------------------------
                                                               13,666,500
       ------------------------------------------------------------------

       INTEGRATED TELECOMMUNICATION
        SERVICES-2.20%
       AT&T Inc.                                     75,668     1,963,585
       ------------------------------------------------------------------
       BellSouth Corp.                               35,421     1,019,062
       ------------------------------------------------------------------
       CenturyTel, Inc.                               2,537        84,482
       ------------------------------------------------------------------
       Citizens Communications Co.                    6,467        79,350
       ------------------------------------------------------------------
       Qwest Communications International Inc./(a)/  29,903       180,016
       ------------------------------------------------------------------
       Verizon Communications Inc.                   56,607     1,792,178
       ------------------------------------------------------------------
                                                                5,118,673
       ------------------------------------------------------------------

       INTERNET RETAIL-0.53%
       Amazon.com, Inc./(a)/                          5,940       266,231
       ------------------------------------------------------------------
       eBay Inc./(a)/                                22,138       954,148
       ------------------------------------------------------------------
                                                                1,220,379
       ------------------------------------------------------------------

       INTERNET SOFTWARE & SERVICES-0.41%
       VeriSign, Inc./(a)/                            4,964       117,895
       ------------------------------------------------------------------
       Yahoo! Inc./(a)/                              24,458       839,888
       ------------------------------------------------------------------
                                                                  957,783
       ------------------------------------------------------------------

       INVESTMENT BANKING & BROKERAGE-2.30%
       Bear Stearns Cos. Inc. (The)                   2,193       277,327
       ------------------------------------------------------------------
       E*TRADE Financial Corp./(a)/                   7,923       188,488
       ------------------------------------------------------------------
       Goldman Sachs Group, Inc. (The)                8,732     1,233,395
       ------------------------------------------------------------------
       Lehman Brothers Holdings Inc.                  5,188       728,655
       ------------------------------------------------------------------
       Merrill Lynch & Co., Inc.                     17,800     1,336,246
       ------------------------------------------------------------------
       Morgan Stanley                                20,879     1,283,015
       ------------------------------------------------------------------
       Schwab (Charles) Corp. (The)                  19,981       295,519
       ------------------------------------------------------------------
                                                                5,342,645
       ------------------------------------------------------------------

       IT CONSULTING & OTHER SERVICES-0.02%
       Unisys Corp./(a)/                              6,609        44,214
       ------------------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                     SHARES     VALUE
       ------------------------------------------------------------------

       LEISURE PRODUCTS-0.12%
       Brunswick Corp.                                1,860 $      69,917
       ------------------------------------------------------------------
       Hasbro, Inc.                                   3,454        73,225
       ------------------------------------------------------------------
       Mattel, Inc.                                   7,821       129,047
       ------------------------------------------------------------------
                                                                  272,189
       ------------------------------------------------------------------

       LIFE & HEALTH INSURANCE-1.18%
       AFLAC Inc.                                     9,692       455,039
       ------------------------------------------------------------------
       Jefferson-Pilot Corp.                          2,595       151,366
       ------------------------------------------------------------------
       Lincoln National Corp.                         3,355       182,948
       ------------------------------------------------------------------
       MetLife, Inc.                                 14,668       735,747
       ------------------------------------------------------------------
       Principal Financial Group, Inc.                5,426       255,890
       ------------------------------------------------------------------
       Prudential Financial, Inc.                     9,782       736,976
       ------------------------------------------------------------------
       Torchmark Corp.                                2,002       112,312
       ------------------------------------------------------------------
       UnumProvident Corp.                            5,772       117,345
       ------------------------------------------------------------------
                                                                2,747,623
       ------------------------------------------------------------------

       MANAGED HEALTH CARE-1.61%
       Aetna Inc.                                     5,539       536,175
       ------------------------------------------------------------------
       CIGNA Corp.                                    2,436       296,218
       ------------------------------------------------------------------
       Coventry Health Care, Inc./(a)/                3,146       187,407
       ------------------------------------------------------------------
       Humana Inc./(a)/                               3,152       175,787
       ------------------------------------------------------------------
       UnitedHealth Group Inc.                       26,417     1,569,698
       ------------------------------------------------------------------
       WellPoint, Inc./(a)/                          12,783       981,734
       ------------------------------------------------------------------
                                                                3,747,019
       ------------------------------------------------------------------

       METAL & GLASS CONTAINERS-0.06%
       Ball Corp.                                     2,015        81,608
       ------------------------------------------------------------------
       Pactiv Corp./(a)/                              2,775        61,716
       ------------------------------------------------------------------
                                                                  143,324
       ------------------------------------------------------------------

       MOTORCYCLE MANUFACTURERS-0.12%
       Harley-Davidson, Inc.                          5,318       284,673
       ------------------------------------------------------------------

       MOVIES & ENTERTAINMENT-1.67%
       News Corp.-Class A                            47,134       742,832
       ------------------------------------------------------------------
       Time Warner Inc.                              90,317     1,583,257
       ------------------------------------------------------------------
       Viacom Inc.-Class B/(a)/                      14,967       620,831
       ------------------------------------------------------------------
       Walt Disney Co. (The)                         37,261       943,076
       ------------------------------------------------------------------
                                                                3,889,996
       ------------------------------------------------------------------

       MULTI-LINE INSURANCE-1.84%
       American International Group, Inc.            50,277     3,291,132
       ------------------------------------------------------------------
       Genworth Financial Inc.-Class A                7,294       238,951
       ------------------------------------------------------------------
       Hartford Financial Services Group, Inc. (The)  5,817       478,332
       ------------------------------------------------------------------
       Loews Corp.                                    2,626       259,160
       ------------------------------------------------------------------
                                                                4,267,575
       ------------------------------------------------------------------

       MULTI-UTILITIES-1.07%
       Ameren Corp.                                   3,956       200,807
       ------------------------------------------------------------------
       CenterPoint Energy, Inc.                       6,006        76,757
       ------------------------------------------------------------------
       CMS Energy Corp./(a)/                          4,262        61,671
       ------------------------------------------------------------------

                                                SHARES     VALUE
           ------------------------------------------------------------

           MULTI-UTILITIES-(CONTINUED)
           Consolidated Edison, Inc.             4,744 $     223,015
           ------------------------------------------------------------
           Dominion Resources, Inc.              6,726       508,015
           ------------------------------------------------------------
           DTE Energy Co.                        3,444       145,337
           ------------------------------------------------------------
           KeySpan Corp.                         3,377       121,302
           ------------------------------------------------------------
           NiSource Inc.                         5,280       108,398
           ------------------------------------------------------------
           PG&E Corp.                            6,645       247,925
           ------------------------------------------------------------
           Public Service Enterprise Group Inc.  4,855       338,005
           ------------------------------------------------------------
           Sempra Energy                         4,979       239,241
           ------------------------------------------------------------
           TECO Energy, Inc.                     4,030        68,832
           ------------------------------------------------------------
           Xcel Energy, Inc.                     7,803       151,534
           ------------------------------------------------------------
                                                           2,490,839
           ------------------------------------------------------------

           OFFICE ELECTRONICS-0.11%
           Xerox Corp./(a)/                     18,603       266,209
           ------------------------------------------------------------

           OFFICE SERVICES & SUPPLIES-0.14%
           Avery Dennison Corp.                  2,139       127,784
           ------------------------------------------------------------
           Pitney Bowes Inc.                     4,418       188,825
           ------------------------------------------------------------
                                                             316,609
           ------------------------------------------------------------

           OIL & GAS DRILLING-0.46%
           Nabors Industries Ltd./(a)/           3,060       248,625
           ------------------------------------------------------------
           Noble Corp.                           2,651       213,246
           ------------------------------------------------------------
           Rowan Cos., Inc.                      2,112        94,681
           ------------------------------------------------------------
           Transocean Inc./(a)/                  6,393       518,792
           ------------------------------------------------------------
                                                           1,075,344
           ------------------------------------------------------------

           OIL & GAS EQUIPMENT & SERVICES-1.54%
           Baker Hughes Inc.                     6,620       512,653
           ------------------------------------------------------------
           BJ Services Co.                       6,243       252,779
           ------------------------------------------------------------
           Halliburton Co.                       9,933       790,170
           ------------------------------------------------------------
           National-Oilwell Varco Inc./(a)/      3,375       256,736
           ------------------------------------------------------------
           Schlumberger Ltd.                    11,410     1,454,205
           ------------------------------------------------------------
           Weatherford International Ltd./(a)/   6,733       301,504
           ------------------------------------------------------------
                                                           3,568,047
           ------------------------------------------------------------

           OIL & GAS EXPLORATION &
            PRODUCTION-1.39%
           Anadarko Petroleum Corp.              4,594       495,325
           ------------------------------------------------------------
           Apache Corp.                          6,377       481,655
           ------------------------------------------------------------
           Burlington Resources Inc.             7,322       668,206
           ------------------------------------------------------------
           Devon Energy Corp.                    8,606       587,015
           ------------------------------------------------------------
           EOG Resources, Inc.                   4,679       395,563
           ------------------------------------------------------------
           Kerr-McGee Corp.                      2,246       247,936
           ------------------------------------------------------------
           XTO Energy, Inc.                      7,034       345,229
           ------------------------------------------------------------
                                                           3,220,929
           ------------------------------------------------------------

           OIL & GAS REFINING & MARKETING-0.43%
           Sunoco, Inc.                          2,636       250,947
           ------------------------------------------------------------
           Valero Energy Corp.                  11,944       745,664
           ------------------------------------------------------------
                                                             996,611
           ------------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                SHARES     VALUE
           ---------------------------------------------------------

           OIL & GAS STORAGE &
            TRANSPORTATION-0.27%
           El Paso Corp.                        12,771 $     171,898
           ---------------------------------------------------------
           Kinder Morgan, Inc.                   2,038       196,158
           ---------------------------------------------------------
           Williams Cos., Inc. (The)            11,099       264,600
           ---------------------------------------------------------
                                                             632,656
           ---------------------------------------------------------

           OTHER DIVERSIFIED FINANCIAL
            SERVICES-3.12%
           Citigroup Inc.                       97,995     4,564,607
           ---------------------------------------------------------
           JPMorgan Chase & Co.                 67,778     2,694,176
           ---------------------------------------------------------
                                                           7,258,783
           ---------------------------------------------------------

           PACKAGED FOODS & MEATS-0.82%
           Campbell Soup Co.                     3,604       107,868
           ---------------------------------------------------------
           ConAgra Foods, Inc.                  10,051       208,357
           ---------------------------------------------------------
           General Mills, Inc.                   6,881       334,485
           ---------------------------------------------------------
           Heinz (H.J.) Co.                      6,482       219,999
           ---------------------------------------------------------
           Hershey Co. (The)                     3,507       179,558
           ---------------------------------------------------------
           Kellogg Co.                           4,974       213,385
           ---------------------------------------------------------
           McCormick & Co., Inc.                 2,592        78,304
           ---------------------------------------------------------
           Sara Lee Corp.                       14,712       268,935
           ---------------------------------------------------------
           Tyson Foods, Inc.-Class A             4,874        69,844
           ---------------------------------------------------------
           Wrigley Jr. (Wm.) Co.                 3,475       222,261
           ---------------------------------------------------------
                                                           1,902,996
           ---------------------------------------------------------

           PAPER PACKAGING-0.11%
           Bemis Co., Inc.                       2,031        61,986
           ---------------------------------------------------------
           Sealed Air Corp./(a)/                 1,576        87,106
           ---------------------------------------------------------
           Temple-Inland Inc.                    2,173       101,914
           ---------------------------------------------------------
                                                             251,006
           ---------------------------------------------------------

           PAPER PRODUCTS-0.17%
           International Paper Co.               9,501       310,018
           ---------------------------------------------------------
           MeadWestvaco Corp.                    3,514        93,789
           ---------------------------------------------------------
                                                             403,807
           ---------------------------------------------------------

           PERSONAL PRODUCTS-0.17%
           Alberto-Culver Co.                    1,462        64,767
           ---------------------------------------------------------
           Avon Products, Inc.                   8,879       251,453
           ---------------------------------------------------------
           Estee Lauder Cos. Inc. (The)-Class A  2,340        85,340
           ---------------------------------------------------------
                                                             401,560
           ---------------------------------------------------------

           PHARMACEUTICALS-6.21%
           Abbott Laboratories                  30,047     1,296,528
           ---------------------------------------------------------
           Allergan, Inc.                        2,549       296,704
           ---------------------------------------------------------
           Bristol-Myers Squibb Co.             37,898       863,695
           ---------------------------------------------------------
           Forest Laboratories, Inc./(a)/        6,542       302,764
           ---------------------------------------------------------
           Johnson & Johnson                    57,625     3,315,743
           ---------------------------------------------------------
           King Pharmaceuticals, Inc./(a)/       4,683        87,806
           ---------------------------------------------------------
           Lilly (Eli) and Co.                  22,016     1,246,546
           ---------------------------------------------------------
           Merck & Co. Inc.                     42,355     1,461,248
           ---------------------------------------------------------
           Mylan Laboratories Inc.               4,233        83,390
           ---------------------------------------------------------

                                                    SHARES      VALUE
      -------------------------------------------------------------------

      PHARMACEUTICALS-(CONTINUED)
      Pfizer Inc.                                   142,788 $   3,666,796
      -------------------------------------------------------------------
      Schering-Plough Corp.                          28,627       548,207
      -------------------------------------------------------------------
      Watson Pharmaceuticals, Inc./(a)/               1,952        64,592
      -------------------------------------------------------------------
      Wyeth                                          26,000     1,202,500
      -------------------------------------------------------------------
                                                               14,436,519
      -------------------------------------------------------------------

      PHOTOGRAPHIC PRODUCTS-0.06%
      Eastman Kodak Co.                               5,562       139,606
      -------------------------------------------------------------------

      PROPERTY & CASUALTY INSURANCE-1.38%
      ACE Ltd.                                        6,243       341,804
      -------------------------------------------------------------------
      Allstate Corp. (The)                           12,564       653,956
      -------------------------------------------------------------------
      Ambac Financial Group, Inc.                     2,037       156,462
      -------------------------------------------------------------------
      Chubb Corp. (The)                               3,871       365,229
      -------------------------------------------------------------------
      Cincinnati Financial Corp.                      3,383       154,062
      -------------------------------------------------------------------
      MBIA Inc.                                       2,596       159,810
      -------------------------------------------------------------------
      Progressive Corp. (The)                         3,820       401,253
      -------------------------------------------------------------------
      Safeco Corp.                                    2,392       124,982
      -------------------------------------------------------------------
      St. Paul Travelers Cos., Inc. (The)            13,412       608,637
      -------------------------------------------------------------------
      XL Capital Ltd.-Class A                         3,377       228,488
      -------------------------------------------------------------------
                                                                3,194,683
      -------------------------------------------------------------------

      PUBLISHING-0.45%
      Dow Jones & Co., Inc.                           1,142        43,407
      -------------------------------------------------------------------
      Gannett Co., Inc.                               4,646       287,123
      -------------------------------------------------------------------
      Knight-Ridder, Inc.                             1,344        83,664
      -------------------------------------------------------------------
      McGraw-Hill Cos., Inc. (The)                    7,261       370,601
      -------------------------------------------------------------------
      Meredith Corp.                                    811        44,410
      -------------------------------------------------------------------
      New York Times Co. (The)-Class A                2,810        79,523
      -------------------------------------------------------------------
      Tribune Co.                                     5,071       147,110
      -------------------------------------------------------------------
                                                                1,055,838
      -------------------------------------------------------------------

      RAILROADS-0.71%
      Burlington Northern Santa Fe Corp.              7,232       579,428
      -------------------------------------------------------------------
      CSX Corp.                                       4,207       225,201
      -------------------------------------------------------------------
      Norfolk Southern Corp.                          7,871       392,291
      -------------------------------------------------------------------
      Union Pacific Corp.                             5,131       453,888
      -------------------------------------------------------------------
                                                                1,650,808
      -------------------------------------------------------------------

      REAL ESTATE-0.75%
      Apartment Investment & Management Co.-Class A   1,853        78,790
      -------------------------------------------------------------------
      Archstone-Smith Trust                           4,105       192,360
      -------------------------------------------------------------------
      Equity Office Properties Trust                  7,866       250,296
      -------------------------------------------------------------------
      Equity Residential                              5,581       236,690
      -------------------------------------------------------------------
      Plum Creek Timber Co., Inc.                     3,564       131,654
      -------------------------------------------------------------------
      ProLogis                                        4,716       241,554
      -------------------------------------------------------------------
      Public Storage, Inc.                            1,601       116,185
      -------------------------------------------------------------------
      Simon Property Group, Inc.                      3,611       299,135
      -------------------------------------------------------------------
      Vornado Realty Trust                            2,286       201,945
      -------------------------------------------------------------------
                                                                1,748,609
      -------------------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                   SHARES      VALUE
        ----------------------------------------------------------------

        REGIONAL BANKS-1.73%
        AmSouth Bancorp.                             6,751 $     186,395
        ----------------------------------------------------------------
        BB&T Corp.                                  10,504       410,076
        ----------------------------------------------------------------
        Compass Bancshares, Inc.                     2,412       117,513
        ----------------------------------------------------------------
        Fifth Third Bancorp                         10,747       403,765
        ----------------------------------------------------------------
        First Horizon National Corp.                 2,440        92,403
        ----------------------------------------------------------------
        Huntington Bancshares Inc.                   4,419       102,521
        ----------------------------------------------------------------
        KeyCorp                                      7,898       279,510
        ----------------------------------------------------------------
        M&T Bank Corp.                               1,545       167,324
        ----------------------------------------------------------------
        Marshall & Ilsley Corp.                      4,051       169,899
        ----------------------------------------------------------------
        National City Corp.                         10,675       364,872
        ----------------------------------------------------------------
        North Fork Bancorp., Inc.                    9,214       236,984
        ----------------------------------------------------------------
        PNC Financial Services Group, Inc.           5,660       367,108
        ----------------------------------------------------------------
        Regions Financial Corp.                      8,870       294,307
        ----------------------------------------------------------------
        SunTrust Banks, Inc.                         6,999       500,079
        ----------------------------------------------------------------
        Synovus Financial Corp.                      6,048       167,348
        ----------------------------------------------------------------
        Zions Bancorp.                               2,022       159,880
        ----------------------------------------------------------------
                                                               4,019,984
        ----------------------------------------------------------------

        RESTAURANTS-0.79%
        Darden Restaurants, Inc.                     2,536       103,114
        ----------------------------------------------------------------
        McDonald's Corp.                            24,378       853,474
        ----------------------------------------------------------------
        Starbucks Corp./(a)/                        14,885       471,855
        ----------------------------------------------------------------
        Wendy's International, Inc.                  2,251       132,696
        ----------------------------------------------------------------
        YUM! Brands, Inc.                            5,482       271,195
        ----------------------------------------------------------------
                                                               1,832,334
        ----------------------------------------------------------------

        SEMICONDUCTOR EQUIPMENT-0.40%
        Applied Materials, Inc.                     31,428       598,703
        ----------------------------------------------------------------
        KLA-Tencor Corp.                             3,823       198,720
        ----------------------------------------------------------------
        Novellus Systems, Inc./(a)/                  2,583        73,228
        ----------------------------------------------------------------
        Teradyne, Inc./(a)/                          3,813        66,422
        ----------------------------------------------------------------
                                                                 937,073
        ----------------------------------------------------------------

        SEMICONDUCTORS-2.60%
        Advanced Micro Devices, Inc./(a)/            7,826       327,596
        ----------------------------------------------------------------
        Altera Corp./(a)/                            7,020       135,556
        ----------------------------------------------------------------
        Analog Devices, Inc.                         7,104       282,526
        ----------------------------------------------------------------
        Applied Micro Circuits Corp./(a)/            5,786        19,036
        ----------------------------------------------------------------
        Broadcom Corp.-Class A/(a)/                  5,601       381,988
        ----------------------------------------------------------------
        Freescale Semiconductor, Inc.-Class B/(a)/   7,948       200,687
        ----------------------------------------------------------------
        Intel Corp.                                116,785     2,484,017
        ----------------------------------------------------------------
        Linear Technology Corp.                      5,902       219,613
        ----------------------------------------------------------------
        LSI Logic Corp./(a)/                         7,586        69,412
        ----------------------------------------------------------------
        Maxim Integrated Products, Inc.              6,349       260,563
        ----------------------------------------------------------------
        Micron Technology, Inc./(a)/                11,970       175,720
        ----------------------------------------------------------------
        National Semiconductor Corp.                 6,656       187,766
        ----------------------------------------------------------------
        NVIDIA Corp./(a)/                            3,315       149,042
        ----------------------------------------------------------------
        PMC-Sierra, Inc./(a)/                        3,549        33,574
        ----------------------------------------------------------------

                                                 SHARES      VALUE
         -------------------------------------------------------------

         SEMICONDUCTORS-(CONTINUED)
         Texas Instruments Inc.                   31,342 $     916,127
         -------------------------------------------------------------
         Xilinx, Inc.                              6,750       190,080
         -------------------------------------------------------------
                                                             6,033,303
         -------------------------------------------------------------

         SOFT DRINKS-1.59%
         Coca-Cola Co. (The)                      40,094     1,659,090
         -------------------------------------------------------------
         Coca-Cola Enterprises Inc.                5,869       115,854
         -------------------------------------------------------------
         Pepsi Bottling Group, Inc. (The)          2,655        76,995
         -------------------------------------------------------------
         PepsiCo, Inc.                            32,139     1,837,708
         -------------------------------------------------------------
                                                             3,689,647
         -------------------------------------------------------------

         SPECIALIZED CONSUMER SERVICES-0.07%
         H&R Block, Inc.                           6,345       155,199
         -------------------------------------------------------------

         SPECIALIZED FINANCE-0.22%
         CIT Group Inc.                            3,869       206,372
         -------------------------------------------------------------
         Moody's Corp.                             4,806       304,316
         -------------------------------------------------------------
                                                               510,688
         -------------------------------------------------------------

         SPECIALTY CHEMICALS-0.17%
         Ecolab Inc.                               3,570       127,842
         -------------------------------------------------------------
         International Flavors & Fragrances Inc.   1,565        51,582
         -------------------------------------------------------------
         Rohm and Haas Co.                         2,789       141,960
         -------------------------------------------------------------
         Sigma-Aldrich Corp.                       1,302        84,474
         -------------------------------------------------------------
                                                               405,858
         -------------------------------------------------------------

         SPECIALTY STORES-0.29%
         Office Depot, Inc./(a)/                   5,982       198,303
         -------------------------------------------------------------
         OfficeMax Inc.                            1,371        39,169
         -------------------------------------------------------------
         Staples, Inc.                            14,166       335,876
         -------------------------------------------------------------
         Tiffany & Co.                             2,755       103,864
         -------------------------------------------------------------
                                                               677,212
         -------------------------------------------------------------

         STEEL-0.20%
         Allegheny Technologies, Inc.              1,647        85,397
         -------------------------------------------------------------
         Nucor Corp.                               3,014       253,869
         -------------------------------------------------------------
         United States Steel Corp.                 2,196       131,211
         -------------------------------------------------------------
                                                               470,477
         -------------------------------------------------------------

         SYSTEMS SOFTWARE-2.88%
         BMC Software, Inc./(a)/                   4,189        92,577
         -------------------------------------------------------------
         Computer Associates International, Inc.   8,888       242,642
         -------------------------------------------------------------
         Microsoft Corp.                         177,327     4,991,755
         -------------------------------------------------------------
         Novell, Inc./(a)/                         7,398        72,057
         -------------------------------------------------------------
         Oracle Corp./(a)/                        72,849       915,712
         -------------------------------------------------------------
         Symantec Corp./(a)/                      20,948       385,024
         -------------------------------------------------------------
                                                             6,699,767
         -------------------------------------------------------------

         THRIFTS & MORTGAGE FINANCE-1.64%
         Countrywide Financial Corp.              11,567       386,800
         -------------------------------------------------------------
         Fannie Mae                               18,748     1,086,259
         -------------------------------------------------------------
         Freddie Mac                              13,384       908,238
         -------------------------------------------------------------

AIM S&P 500 INDEX FUND


                                                        SHARES     VALUE
    ------------------------------------------------------------------------

    THRIFTS & MORTGAGE FINANCE-(CONTINUED)
    Golden West Financial Corp.                          4,935 $     348,510
    ------------------------------------------------------------------------
    MGIC Investment Corp.                                1,757       115,980
    ------------------------------------------------------------------------
    Sovereign Bancorp, Inc.                              6,917       150,791
    ------------------------------------------------------------------------
    Washington Mutual, Inc.                             19,113       808,862
    ------------------------------------------------------------------------
                                                                   3,805,440
    ------------------------------------------------------------------------

    TIRES & RUBBER-0.03%
    Cooper Tire & Rubber Co.                             1,187        17,793
    ------------------------------------------------------------------------
    Goodyear Tire & Rubber Co. (The)/(a)/                3,416        53,426
    ------------------------------------------------------------------------
                                                                      71,219
    ------------------------------------------------------------------------

    TOBACCO-1.38%
    Altria Group, Inc.                                  40,336     2,917,906
    ------------------------------------------------------------------------
    Reynolds American Inc.                               1,655       167,370
    ------------------------------------------------------------------------
    UST Inc.                                             3,168       123,362
    ------------------------------------------------------------------------
                                                                   3,208,638
    ------------------------------------------------------------------------

    TRADING COMPANIES & DISTRIBUTORS-0.04%
    W.W. Grainger, Inc.                                  1,472       104,409
    ------------------------------------------------------------------------

    WIRELESS TELECOMMUNICATION
     SERVICES-0.76%
    ALLTEL Corp.                                         7,416       445,182
    ------------------------------------------------------------------------
    Sprint Nextel Corp.                                 57,229     1,309,972
    ------------------------------------------------------------------------
                                                                   1,755,154
    ------------------------------------------------------------------------
        Total Common Stocks & Other Equity Interests
         (Cost $186,757,025)                                     223,987,553
    ------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT          VALUE
  ---------------------------------------------------------------------------

  U.S. TREASURY BILLS-0.30%
    3.83%, 03/16/06/(d)/                        $  500,000/(e)/ $    497,681
  ---------------------------------------------------------------------------
    4.03%, 03/16/06/(d)/                           200,000/(e)/      199,072
  ---------------------------------------------------------------------------
      Total U.S. Treasury Bills
       (Cost $696,753)                                               696,753
  ---------------------------------------------------------------------------

  REPURCHASE AGREEMENTS-3.51%
  State Street Bank & Trust, 4.12%, 02/01/06
   (Cost $8,145,765)/(f)/                        8,145,765         8,145,765
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-100.23% (Cost $195,599,543)                  232,830,071
  ---------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-(0.23)%                             (540,687)
  ---------------------------------------------------------------------------
  NET ASSETS-100.00%                                            $232,289,384
  ---------------------------------------------------------------------------

Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/Each unit represents one common share and one trust share.
/(c)/Each unit represents one common share and one Class B share. /(d)/Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
/(e)/Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 6.
/(f)/Repurchase agreement entered into 01/31/06 with a maturing value of $8,146,697. Collateralized by a $8,325,000 U.S. Government obligation, 4.38% due 09/17/10 with a value at 01/31/06 of $8,311,372.




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2006
(Unaudited)

ASSETS:
Investments, at value (cost $195,599,543)                              $232,830,071
------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                          169,353
------------------------------------------------------------------------------------
  Fund shares sold                                                          191,847
------------------------------------------------------------------------------------
  Dividends and interest                                                    193,729
------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            20,493
------------------------------------------------------------------------------------
Other assets                                                                 30,891
------------------------------------------------------------------------------------
    Total assets                                                        233,436,384
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                     309,820
------------------------------------------------------------------------------------
  Fund shares reacquired                                                    597,286
------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                         28,726
------------------------------------------------------------------------------------
  Variation margin                                                           34,463
------------------------------------------------------------------------------------
Accrued distribution fees                                                    46,431
------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                             1,704
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                  88,345
------------------------------------------------------------------------------------
Accrued operating expenses                                                   40,225
------------------------------------------------------------------------------------
    Total liabilities                                                     1,147,000
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                            $232,289,384
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                          $204,057,110
------------------------------------------------------------------------------------
Undistributed net investment income                                         270,149
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 futures contracts                                                       (9,155,369)
------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and futures contracts   37,117,494
------------------------------------------------------------------------------------
                                                                       $232,289,384
------------------------------------------------------------------------------------


          NET ASSETS:
          Investor Class                                  $225,264,273
          ------------------------------------------------------------
          Institutional Class                             $  7,025,111
          ------------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Investor Class                                    16,754,122
          ------------------------------------------------------------
          Institutional Class                                  545,706
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      13.45
          ------------------------------------------------------------
          Institutional Class:
            Net asset value and offering price per share  $      12.87
          ------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 INDEX FUND

STATEMENT OF OPERATIONS
For the six months ended January 31, 2006
(Unaudited)


INVESTMENT INCOME:
Dividends                                                                             $2,116,154
-------------------------------------------------------------------------------------------------
Interest                                                                                 119,980
-------------------------------------------------------------------------------------------------
    Total investment income                                                            2,236,134
-------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                            292,783
-------------------------------------------------------------------------------------------------
Administrative services fees                                                              31,977
-------------------------------------------------------------------------------------------------
Custodian fees                                                                            22,922
-------------------------------------------------------------------------------------------------
Distribution fees-Investor                                                               284,332
-------------------------------------------------------------------------------------------------
Transfer agent fees-Investor                                                             191,342
-------------------------------------------------------------------------------------------------
Transfer agent fees-Institutional                                                          3,340
-------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 10,974
-------------------------------------------------------------------------------------------------
Other                                                                                     93,129
-------------------------------------------------------------------------------------------------
    Total expenses                                                                       930,799
-------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                   (235,936)
-------------------------------------------------------------------------------------------------
    Net expenses                                                                         694,863
-------------------------------------------------------------------------------------------------
Net investment income                                                                  1,541,271
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FUTURES CONTRACTS:
Net realized gain from:
  Investment securities                                                                2,196,455
-------------------------------------------------------------------------------------------------
  Futures contracts                                                                      171,865
-------------------------------------------------------------------------------------------------
                                                                                       2,368,320
-------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                6,174,603
-------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (130,819)
-------------------------------------------------------------------------------------------------
                                                                                       6,043,784
-------------------------------------------------------------------------------------------------
Net gain from investment securities and futures contracts                              8,412,104
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $9,953,375
-------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)


                                                                                                         JANUARY 31,
                                                                                                            2006
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                                 $  1,541,271
----------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures contracts                                       2,368,320
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and futures contracts                     6,043,784
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                   9,953,375
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                          (1,524,248)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                        (52,687)
----------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                   (1,576,935)
----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                         (12,953,242)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                       (116,959)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                              (13,070,201)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                 (4,693,761)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    236,983,145
----------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $270,149 and $305,813, respectively)  $232,289,384
----------------------------------------------------------------------------------------------------------------------

                                                                                                          JULY 31,
                                                                                                            2005
---------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                                 $  3,410,584
---------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures contracts                                       3,015,507
---------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and futures contracts                    22,658,790
---------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                  29,084,881
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                          (3,187,004)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                       (104,063)
---------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                   (3,291,067)
---------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                         (29,115,766)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                        889,650
---------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                              (28,226,116)
---------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                 (2,432,302)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                    239,415,447
---------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $270,149 and $305,813, respectively)  $236,983,145
---------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM S&P 500 Index Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM S&P 500 INDEX FUND

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
H. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.
  AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Investor Class and Institutional Class shares to 0.60% and 0.35% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items;

AIM S&P 500 INDEX FUND

(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended January 31, 2006, AIM waived fees of $40,891 and reimbursed $187,053 and $3,340 of class level expenses of Investor Class and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $199.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $31,977.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $191,342 for Investor Class shares and $3,340 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class and Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investor Class shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Investor Class shares. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the six months ended January 31, 2006, the Investor Class shares paid $284,332.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $4,453.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2006, the Fund paid legal fees of $2,256 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

AIM S&P 500 INDEX FUND

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--FUTURES CONTRACTS

On January 31, 2006, $700,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                     OPEN FUTURES CONTRACTS AT PERIOD END
          -----------------------------------------------------------
                                                          CHANGE IN
                         NO. OF     MONTH/      VALUE     UNREALIZED
          CONTRACT      CONTRACTS COMMITMENT   01/31/06  APPRECIATION
          -----------------------------------------------------------
          S&P 500 Index    27     Mar-06/Long $8,664,300   $39,437
          -----------------------------------------------------------

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 July 31, 2010                    $3,073,399
                 ---------------------------------------------
                 July 31, 2011                     1,578,151
                 ---------------------------------------------
                 Total capital loss carryforward  $4,651,550
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $9,089,146 and $25,170,137, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
   ------------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities     $ 49,373,006
   ------------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities    (18,992,981)
   ------------------------------------------------------------------------------
   Net unrealized appreciation of investment securities           $ 30,380,025
   ------------------------------------------------------------------------------

Cost of investments for tax purposes is $202,558,777.

AIM S&P 500 INDEX FUND


NOTE 9--SHARE INFORMATION

The Fund currently consists of two different classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares and Institutional Class shares are sold at net asset value.
  Investor Class shares of the Fund are offered only to certain grandfathered investors.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED             YEAR ENDED
                                            JANUARY 31,                JULY 31,
                                               2006                      2005
                                     ------------------------  ------------------------
                                       SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Investor Class                      1,767,106  $ 22,979,632   4,536,570  $ 55,848,517
----------------------------------------------------------------------------------------
  Institutional Class                    46,793       587,676     139,962     1,640,099
----------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                        114,088     1,497,797     252,892     3,136,907
----------------------------------------------------------------------------------------
  Institutional Class                     4,193        52,687       8,746       104,063
----------------------------------------------------------------------------------------
Reacquired:/(a)/
  Investor Class                     (2,867,433)  (37,430,671) (7,225,743)  (88,101,190)
----------------------------------------------------------------------------------------
  Institutional Class                   (60,884)     (757,322)    (72,446)     (854,512)
----------------------------------------------------------------------------------------
                                       (996,137) $(13,070,201) (2,360,019) $(28,226,116)
----------------------------------------------------------------------------------------

/(a)/Amount is net of redemption fees of $9,852 and $299 for Investor Class and Institutional Class shares, respectively, for the six months ended
     January 31, 2006 and $4,356 and $121 for Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2005.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                             INVESTOR CLASS
                                                                   --------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                       YEAR ENDED JULY 31,
                                                                    JANUARY 31,    ----------------------------------------
                                                                       2006          2005      2004      2003       2002
--------------------------------------------------------------------               -----------------------------------------
Net asset value, beginning of period                                $  12.97       $  11.60  $  10.41  $   9.59  $  12.78
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.09           0.18      0.11      0.10      0.09
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       0.48           1.36      1.18      0.82     (3.19)
----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    0.57           1.54      1.29      0.92     (3.10)
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                 (0.09)         (0.17)    (0.10)    (0.10)    (0.09)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                   --             --        --        --        --
----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                (0.09)         (0.17)    (0.10)    (0.10)    (0.09)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                  0.00           0.00      0.00      0.00      0.00
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  13.45       $  12.97  $  11.60  $  10.41  $   9.59
----------------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                                       4.40%         13.38%    12.43%     9.73%   (24.33)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $225,264       $230,084  $234,090  $195,668  $135,578
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements                          0.60%/(b)/     0.65%     0.65%     0.65%     0.65%
----------------------------------------------------------------------------------------------------------------------------
Without fee waivers and/or expense reimbursements                       0.80%/(b)/     0.83%     1.00%     1.05%     1.01%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                    1.31%/(b)/     1.46%     0.99%     1.15%     0.84%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(c)/                                               4%             4%        2%        1%        3%
----------------------------------------------------------------------------------------------------------------------------

                                                                   -----------


                                                                   ---------
                                                                      2001
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $  15.36
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.10
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     (2.39)
-----------------------------------------------------------------------------
    Total from investment operations                                  (2.29)
-----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.10)
-----------------------------------------------------------------------------
  Distributions from net realized gains                               (0.19)
-----------------------------------------------------------------------------
    Total distributions                                               (0.29)
-----------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00
-----------------------------------------------------------------------------
Net asset value, end of period                                     $  12.78
-----------------------------------------------------------------------------
Total return/(a)/                                                    (15.07)%
-----------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $116,309
-----------------------------------------------------------------------------
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements                         0.63%
-----------------------------------------------------------------------------
Without fee waivers and/or expense reimbursements                      0.99%
-----------------------------------------------------------------------------
Ratio of net investment income to average net assets                   0.75%
-----------------------------------------------------------------------------
Portfolio turnover rate/(c)/                                             43%
-----------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of
    $225,610,979.
/(c)/Not annualized for periods less than one year.

AIM S&P 500 INDEX FUND

                                                                                          INSTITUTIONAL CLASS
                                                                   ----------------------------------------------------
                                                                   SIX MONTHS
                                                                      ENDED                      YEAR ENDED JULY 31,
                                                                   JANUARY 31,    -------------------------------------
                                                                      2006         2005    2004      2003       2002
--------------------------------------------------------------------              --------------------------------------
Net asset value, beginning of period                                 $12.42       $11.11  $ 9.97  $ 9.23      $ 12.45
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.10         0.21    0.13    0.13/(a)/    0.08
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      0.45         1.30    1.14    0.78        (3.11)
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   0.55         1.51    1.27    0.91        (3.03)
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.10)       (0.20)  (0.13)  (0.17)       (0.19)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  --           --      --      --           --
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                               (0.10)       (0.20)  (0.13)  (0.17)       (0.19)
------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00         0.00    0.00    0.00         0.00
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.87       $12.42  $11.11  $ 9.97      $  9.23
------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                      4.45%       13.70%  12.77%   9.98%      (24.50)%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $7,025       $6,899  $5,325  $4,239      $   338
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements                         0.35%/(c)/   0.35%   0.35%   0.35%        0.35%
------------------------------------------------------------------------------------------------------------------------
Without fee waivers and/or expense reimbursements                      0.48%/(c)/   0.46%   0.67%   2.18%        7.36%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                   1.56%/(c)/   1.76%   1.29%   1.35%        1.15%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(d)/                                              4%           4%      2%      1%           3%
------------------------------------------------------------------------------------------------------------------------

                                                                   -------------


                                                                   --------
                                                                       2001
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 15.07
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.19/(a)/
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    (2.44)
-------------------------------------------------------------------------------
    Total from investment operations                                 (2.25)
-------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.18)
-------------------------------------------------------------------------------
  Distributions from net realized gains                              (0.19)
-------------------------------------------------------------------------------
    Total distributions                                              (0.37)
-------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                0.00
-------------------------------------------------------------------------------
Net asset value, end of period                                     $ 12.45
-------------------------------------------------------------------------------
Total return/(b)/                                                   (15.09)%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   544
-------------------------------------------------------------------------------
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements                        0.35%
-------------------------------------------------------------------------------
Without fee waivers and/or expense reimbursements                     1.84%
-------------------------------------------------------------------------------
Ratio of net investment income to average net assets                  1.03%
-------------------------------------------------------------------------------
Portfolio turnover rate/(d)/                                            43%
-------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $6,706,207. /(d)/Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM S&P 500 INDEX FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.
  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation;
(ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

AIM S&P 500 INDEX FUND

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM S&P 500 FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR
                                                                               A I M Advisors, Inc.
Bruce L. Crockett    Lisa O. Brinkley                                          11 Greenway Plaza
Chair                Senior Vice President and Chief Compliance Officer        Suite 100
                                                                               Houston, TX 77046-1173
Albert R. Dowden     Russell C. Burk
                     Senior Vice President and Senior Officer                  TRANSFER AGENT
Edward K. Dunn, Jr.                                                            AIM Investment Services, Inc.
                     Kevin M. Carome                                           P.O. Box 4739
Jack M. Fields       Senior Vice President, Secretary and Chief Legal Officer  Houston, TX 77210-4739

Carl Frischling      Sidney M. Dilgren                                         CUSTODIAN
                     Vice President, Treasurer and Principal Financial Officer State Street Bank and Trust Company
Robert H. Graham                                                               225 Franklin Street
Vice Chair           J. Philip Ferguson                                        Boston, MA 02110-2801
                     Vice President
Prema Mathai-Davis                                                             COUNSEL TO THE FUND
                     Karen Dunn Kelley                                         Ballard Spahr
Lewis F. Pennock     Vice President                                            Andrews & Ingersoll, LLP
                                                                               1735 Market Street, 51st Floor
Ruth H. Quigley                                                                Philadelphia, PA 19103-7599

Larry Soll                                                                     COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                               Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                           1177 Avenue of the Americas
                                                                               New York, NY 10036-2714
Mark H. Williamson
                                                                               DISTRIBUTOR
                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

                                                                               SUB-ADVISOR
                                                                               INVESCO Institutional (NA), Inc.
                                                                               Structured Products Group
                                                                               1166 Avenue of the Americas, 27th Floor
                                                                               New York City, NY 10036

      DOMESTIC EQUITY                            SECTOR EQUITY

AIM Aggressive Growth Fund/3/           AIM Advantage Health Sciences Fund
AIM Basic Balanced Fund*                AIM Energy Fund
AIM Basic Value Fund                    AIM Financial Services Fund
AIM Blue Chip Fund/3/                   AIM Global Health Care Fund
AIM Capital Development Fund            AIM Global Real Estate Fund
AIM Charter Fund                        AIM Gold & Precious Metals Fund
AIM Constellation Fund                  AIM Leisure Fund
AIM Diversified Dividend Fund           AIM Multi-Sector Fund
AIM Dynamics Fund                       AIM Real Estate Fund/1/
AIM Large Cap Basic Value Fund          AIM Technology Fund
AIM Large Cap Growth Fund               AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/1/               FIXED INCOME
AIM Mid Cap Growth Fund/4/
AIM Opportunities I Fund                TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund              AIM Floating Rate Fund
AIM Premier Equity Fund/4/              AIM High Yield Fund
AIM S&P 500 Index Fund                  AIM Income Fund
AIM Select Equity Fund                  AIM Intermediate Government Fund
AIM Small Cap Equity Fund               AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund/1/            AIM Money Market Fund
AIM Small Company Growth Fund/4/        AIM Short Term Bond Fund
AIM Summit Fund                         AIM Total Return Bond Fund
AIM Trimark Endeavor Fund               Premier Portfolio
AIM Trimark Small Companies Fund        Premier U.S. Government Money Portfolio
AIM Weingarten Fund/3/
                                        TAX-FREE
*Domestic equity and income fund        AIM High Income Municipal Fund/1/
                                        AIM Municipal Bond Fund
   INTERNATIONAL/GLOBAL EQUITY          AIM Tax-Exempt Cash Fund
                                        AIM Tax-Free Intermediate Fund
AIM Asia Pacific Growth Fund            Premier Tax-Exempt Portfolio
AIM Developing Markets Fund
AIM European Growth Fund                      AIM ALLOCATION SOLUTIONS
AIM European Small Company Fund/1/
AIM Global Aggressive Growth Fund       AIM Conservative Allocation Fund
AIM Global Equity Fund                  AIM Growth Allocation Fund/2/
AIM Global Growth Fund                  AIM Moderate Allocation Fund
AIM Global Value Fund                   AIM Moderate Growth Allocation Fund
AIM International Core Equity Fund      AIM Moderately Conservative Allocation
AIM International Growth Fund            Fund
AIM International Small Company
 Fund/1/                                        DIVERSIFIED PORTFOLIOS

AIM Trimark Fund                        AIM Income Allocation Fund
                                        AIM International Allocation Fund


/1/This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

/2/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

/3/Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

/4/Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

     If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.
--------------------------------------------------------------------------------
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES
CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A
PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

AIMinvestments.com               I-SPI-SAR-1            A I M Distributors, Inc.

                         [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

Mutual    Retirement   Annuities   College    Separately   Offshore   Cash
Funds     Products                 Savings    Managed      Products   Management
                                   Plans      Accounts

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form

          N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Stock Funds


By: /s/ Robert H. Graham
    ------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: April 7, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: April 7, 2006


By: /s/ Sidney M. Dilgren
    ------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date: April 7, 2006

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.